UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:    811-04087

Manning & Napier Fund, Inc.

(Exact name of registrant as specified in charter)

290 Woodcliff Drive, Fairport, NY    14450

(Address of principal executive offices) (Zip code)

B. Reuben Auspitz         290 Woodcliff Drive, Fairport, NY    14450

(Name and address of agent for service)

Registrant’s telephone number, including area code:    585-325-6880

Date of fiscal year end:    December 31

Date of reporting period:    March 31, 2015

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

ITEM 1: SCHEDULE OF INVESTMENTS

Investment Portfolio - March 31, 2015

(unaudited)

REAL ESTATE SERIES	SHARES	VALUE

COMMON STOCKS - 98.5%
Consumer Discretionary - 7.7%
Hotels, Restaurants & Leisure - 2.5%
Accor S.A. (France)[1]	62,170	$3,241,909
Hyatt Hotels Corp. - Class A*	73,090	4,328,390

		7,570,299

Household Durables - 5.2%
DR Horton, Inc.	126,030	3,589,334
Lennar Corp. - Class A	69,676	3,609,914
Toll Brothers, Inc.*	86,252	3,393,154
TRI Pointe Homes, Inc.*	208,160	3,211,909
WCI Communities, Inc.*	78,220	1,873,369

		15,677,680

Total Consumer Discretionary		23,247,979

Financials - 90.8%
Real Estate Management & Development - 3.3%
First Capital Realty, Inc. (Canada)	178,100	2,774,397
Forest City Enterprises, Inc. - Class A*	178,070	4,544,346
Forestar Group, Inc.*	175,240	2,763,535

		10,082,278

REITS - Apartments - 15.3%
American Campus Communities, Inc.	61,810	2,649,795
Apartment Investment & Management Co. - Class A	124,570	4,903,075
Associated Estates Realty Corp.	152,908	3,773,769
AvalonBay Communities, Inc.	37,750	6,577,938
Camden Property Trust	49,590	3,874,467
Education Realty Trust, Inc.	112,810	3,991,218
Equity Residential	54,850	4,270,621
Essex Property Trust, Inc.	21,080	4,846,292
Home Properties, Inc.	41,220	2,856,134
Mid-America Apartment Communities, Inc.	49,310	3,810,184
UDR, Inc.	135,060	4,596,092

		46,149,585

REITS - Diversified - 18.1%
CatchMark Timber Trust, Inc. - Class A	262,070	3,071,460
CoreSite Realty Corp.	94,730	4,611,456
Crown Castle International Corp.	71,030	5,862,816
Digital Realty Trust, Inc.	62,290	4,108,648
Duke Realty Corp.	207,910	4,526,201
DuPont Fabros Technology, Inc.	88,780	2,901,330
Lamar Advertising Co. - Class A	73,050	4,329,673
Liberty Property Trust	77,310	2,759,967
Outfront Media, Inc.	127,025	3,800,588

1

Investment Portfolio - March 31, 2015

(unaudited)

REAL ESTATE SERIES	SHARES	VALUE

COMMON STOCKS (continued)
Financials (continued)
REITS - Diversified (continued)
Plum Creek Timber Co., Inc.	184,560	$8,019,132
Washington Real Estate Investment Trust	92,260	2,549,144
Weyerhaeuser Co.	236,670	7,845,611

		54,386,026

REITS - Health Care - 7.2%
Health Care REIT, Inc.	54,010	4,178,214
Healthcare Trust of America, Inc. - Class A	110,025	3,065,297
Physicians Realty Trust	412,610	7,266,062
Sabra Health Care REIT, Inc.	94,540	3,134,001
Ventas, Inc.	55,810	4,075,246

		21,718,820

REITS - Hotels - 6.0%
Chesapeake Lodging Trust	158,160	5,350,553
Host Hotels & Resorts, Inc.	219,170	4,422,851
LaSalle Hotel Properties	138,160	5,368,898
Pebblebrook Hotel Trust	62,774	2,923,385

		18,065,687

REITS - Industrial - 2.0%
DCT Industrial Trust, Inc.	81,770	2,834,148
Terreno Realty Corp., Reit	135,810	3,096,468

		5,930,616

REITS - Manufactured Homes - 1.0%
Equity LifeStyle Properties, Inc.	55,840	3,068,408

REITS - Office Property - 6.7%
Alexandria Real Estate Equities, Inc.	55,220	5,413,769
BioMed Realty Trust, Inc.	135,187	3,063,337
Columbia Property Trust, Inc.	15,790	426,646
Corporate Office Properties Trust	87,500	2,570,750
Mack-Cali Realty Corp.	174,860	3,371,301
Paramount Group, Inc.	274,080	5,289,744

		20,135,547

REITS - Regional Malls - 8.4%
Fibra Shop Portafolios Inmobiliarios SAPI de CV (Mexico)	1,905,315	2,160,943
General Growth Properties, Inc.	148,610	4,391,425
Simon Property Group, Inc.	80,270	15,704,023
Taubman Centers, Inc.	41,250	3,181,613

		25,438,004

REITS - Retail - 0.6%
Scentre Group (Australia)[1]	593,137	1,685,003

2

Investment Portfolio - March 31, 2015

(unaudited)

REAL ESTATE SERIES	SHARES	VALUE

COMMON STOCKS (continued)
Financials (continued)
REITS - Shopping Centers - 14.6%
Brixmor Property Group, Inc.	310,450	$8,242,448
DDR Corp.	300,820	5,601,268
Equity One, Inc.	169,000	4,510,610
Excel Trust, Inc.	262,370	3,678,427
Inland Real Estate Corp.	244,480	2,613,491
Kimco Realty Corp.	134,880	3,621,528
Kite Realty Group Trust	96,757	2,725,645
Urban Edge Properties	124,500	2,950,650
Westfield Corp. (Australia)[1]	996,070	7,218,625
WP GLIMCHER, Inc.	165,520	2,752,598

		43,915,290

REITS - Single Tenant - 1.8%
Agree Realty Corp.	167,960	5,537,641

REITS - Storage - 5.8%
CubeSmart	134,090	3,238,273
Extra Space Storage, Inc.	41,150	2,780,505
Public Storage	26,980	5,318,837
Sovran Self Storage, Inc.	63,901	6,002,860

		17,340,475

Total Financials		273,453,380

Utilities - 0.0%##
Electric Utilities - 0.0%##
Prime AET&D Holdings No.1 Ltd. (Australia)*[2]	125,000	—

TOTAL COMMON STOCKS (Identified Cost $232,560,969)		296,701,359

3

Investment Portfolio - March 31, 2015

(unaudited)

REAL ESTATE SERIES	SHARES	VALUE

SHORT-TERM INVESTMENT - 0.5%
Dreyfus Cash Management, Inc. - Institutional Shares[3], 0.03%
(Identified Cost $1,333,535)	1,333,535	$1,333,535

TOTAL INVESTMENTS - 99.0%
(Identified Cost $233,894,504)		298,034,894
OTHER ASSETS, LESS LIABILITIES - 1.0%		3,069,006

NET ASSETS - 100%		$301,103,900

No. - Number

REITS - Real Estate Investment Trusts

*Non-income producing security.

##Less than 0.1%.

1A factor from a third party vendor was applied to determine the security’s fair value following the close of local trading.

2Security has been valued at fair value as determined in good faith by the Advisor.

3Rate shown is the current yield as of March 31, 2015.

The Global Industry Classification Standard (GICS) was developed by and is the exclusive property and a service mark of MSCI Inc. (MSCI) and Standard & Poor’s, a division of The McGraw-Hill Companies, Inc. (S&P), and is licensed for use by Manning & Napier when referencing GICS sectors. Neither MSCI, S&P, nor any third party involved in making or compiling the GICS or any GICS classifications makes any express or implied warranties or representations with respect to such standard or classification, nor shall any such party have any liability therefrom.

Federal Tax Information:

On March 31, 2015, the identified cost of investments for federal income tax purposes, the resulting gross unrealized appreciation and depreciation, and the net unrealized appreciation were as follows:

Cost for federal income tax purposes	$233,894,507
Unrealized appreciation	67,425,247
Unrealized depreciation	(3,284,860)

Net unrealized appreciation	$64,140,387

Fair Value Information:

Various inputs are used in determining the value of the Series’ assets or liabilities carried at fair value. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical assets and liabilities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Level 3 includes significant unobservable inputs (including the Series’ own assumptions in determining the fair value of investments). A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

4

Investment Portfolio - March 31, 2015

(unaudited)

The following is a summary of the valuation levels used for major security types as of March 31, 2015 in valuing the Series’ assets or liabilities carried at fair value:

DESCRIPTION	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3
Assets:
Equity securities:
Consumer Discretionary	$23,247,979	$20,006,070	$3,241,909	$—
Financials	273,453,380	264,549,752	8,903,628	—
Utilities	—	—	—	—	*
Mutual fund	1,333,535	1,333,535	—	—

Total assets	$298,034,894	$285,889,357	$12,145,537	$—

*Prime AET&D Holdings No.1 Ltd. is a Level 3 security as of March 31, 2015. However, there is no cost or market value for this security reported in the financial statements. There was no activity in this security for the three months ended March 31, 2015.

Please see the Investment Portfolio for foreign securities where a factor from a third party vendor was applied to determine the securities’ fair value following the close of local trading. Such securities are included in Level 2 in the table above.

The Fund’s policy is to recognize transfers in and transfers out of the valuation levels as of the beginning of the reporting period. There were no transfers between Level 1 and Level 2 during the three months ended March 31, 2015.

The Investment Portfolio should be read in conjunction with the financial statements and notes to financial statements, which are included in the Series’ audited annual report or unaudited semi-annual report. These reports include additional information about the Series’ security valuation policies and about certain security types invested in by the Series.

5

Investment Portfolio - March 31, 2015

(unaudited)

INTERNATIONAL SERIES	SHARES	VALUE

COMMON STOCKS - 93.9%
Consumer Discretionary - 13.4%
Auto Components - 2.5%
F.C.C. Co. Ltd. (Japan)[1]	158,000	$2,462,417
Hankook Tire Co. Ltd. (South Korea)[1]	145,591	5,940,430
Musashi Seimitsu Industry Co. Ltd. (Japan)[1]	168,000	3,551,052
Nissin Kogyo Co. Ltd. (Japan)[1]	226,000	3,589,400

		15,543,299

Household Durables - 1.1%
LG Electronics, Inc. (South Korea)[1]	74,000	3,922,271
Nikon Corp. (Japan)[1]	224,000	3,003,512

		6,925,783

Internet & Catalog Retail - 4.4%
ASOS plc (United Kingdom)*[1]	156,760	8,390,822
MakeMyTrip Ltd. (India)*	150,240	3,299,270
Rakuten, Inc. (Japan)[1]	894,190	15,745,027

		27,435,119

Media - 1.3%
Mediaset Espana Comunicacion S.A. (Spain)[1]	382,640	4,790,151
Societe Television Francaise 1 (France)[1]	183,229	3,235,174

		8,025,325

Specialty Retail - 1.5%
Groupe Fnac S.A. (France)*[1]	3,891	242,328
Komeri Co. Ltd. (Japan)[1]	188,800	4,446,064
Sa Sa International Holdings Ltd. (Hong Kong)[1]	10,518,390	5,142,456

		9,830,848

Textiles, Apparel & Luxury Goods - 2.6%
Belle International Holdings Ltd. (Hong Kong)[1]	4,300,000	5,019,492
Daphne International Holdings Ltd. - Class H (China)[1]	6,600,000	2,213,437
Kering (France)[1]	45,740	8,929,276

		16,162,205

Total Consumer Discretionary		83,922,579

Consumer Staples - 23.5%
Beverages - 7.0%
AMBEV S.A. - ADR (Brazil)*	1,350,000	7,776,000
Carlsberg A/S - Class B (Denmark)[1]	80,000	6,596,509
Diageo plc (United Kingdom)[1]	431,750	11,931,069
Treasury Wine Estates Ltd. (Australia)[1]	2,285,660	8,880,721
Tsingtao Brewery Co. Ltd. - Class H (China)[1]	1,284,000	8,609,806

		43,794,105

1

Investment Portfolio - March 31, 2015

(unaudited)

INTERNATIONAL SERIES	SHARES	VALUE

COMMON STOCKS (continued)
Consumer Staples (continued)
Food & Staples Retailing - 4.3%
Carrefour S.A. (France)[1]	169,962	$5,677,889
Casino Guichard-Perrachon S.A. (France)[1]	34,170	3,025,607
Dairy Farm International Holdings Ltd. (Hong Kong)[1]	681,300	6,397,407
Tesco plc (United Kingdom)[1]	1,217,410	4,345,592
Wal-Mart de Mexico S.A.B. de C.V. - Class V (Mexico)	2,946,000	7,341,099

		26,787,594

Food Products - 9.8%
Biostime International Holdings Ltd. - Class H (China)[1]	1,472,500	6,166,134
Charoen Pokphand Foods PCL (Thailand)[1]	3,841,800	2,655,452
Danone S.A. (France)[1]	107,012	7,213,419
Grupo Bimbo S.A.B. de C.V. - Class A (Mexico)*	2,604,000	7,359,520
Nestle S.A. (Switzerland)[1]	105,220	7,923,323
Sao Martinho S.A. (Brazil)	386,750	4,694,489
Suedzucker AG (Germany)[1]	625,447	7,636,977
Unilever plc - ADR (United Kingdom)	420,230	17,527,793

		61,177,107

Household Products - 1.1%
Reckitt Benckiser Group plc (United Kingdom)[1]	81,990	7,043,367

Tobacco - 1.3%
Gudang Garam Tbk PT (Indonesia)[1]	730,000	2,846,241
Swedish Match AB (Sweden)[1]	191,000	5,615,913

		8,462,154

Total Consumer Staples		147,264,327

Energy - 3.6%
Energy Equipment & Services - 2.3%
Saipem S.p.A. (Italy)*[1]	317,000	3,224,507
Spectrum ASA (Norway)[1]	578,723	2,528,775
TGS Nopec Geophysical Co. ASA (Norway)[1]	391,280	8,660,359

		14,413,641

Oil, Gas & Consumable Fuels - 1.3%
Royal Dutch Shell plc - Class B (Netherlands)[1]	88,430	2,754,610
Royal Dutch Shell plc - Class B - ADR (Netherlands)	87,780	5,503,806

		8,258,416

Total Energy		22,672,057

Financials - 6.6%
Banks - 1.3%
Sumitomo Mitsui Trust Holdings, Inc. (Japan)[1]	1,907,000	7,921,822

Capital Markets - 1.0%
Daiwa Securities Group, Inc. (Japan)[1]	830,000	6,533,667

2

Investment Portfolio - March 31, 2015

(unaudited)

INTERNATIONAL SERIES	SHARES	VALUE

COMMON STOCKS (continued)
Financials (continued)
Diversified Financial Services - 1.3%
IDFC Ltd. (India)[1]	3,023,300	$8,054,920

Insurance - 1.7%
Mapfre S.A. (Spain)[1]	1,877,000	6,853,131
Zurich Insurance Group AG (Switzerland)[1]	10,500	3,549,023

		10,402,154

Real Estate Investment Trusts (REITS) - 1.3%
Alstria Office REIT AG (Germany)[1]	595,480	8,369,736

Total Financials		41,282,299

Health Care - 9.0%
Health Care Equipment & Supplies - 1.0%
Carl Zeiss Meditec AG (Germany)[1]	232,000	6,075,326

Health Care Providers & Services - 2.4%
Fresenius Medical Care AG & Co. KGaA - ADR (Germany)	200,000	8,290,000
Odontoprev S.A. (Brazil)	2,000,000	6,861,870

		15,151,870

Life Sciences Tools & Services - 1.1%
Gerresheimer AG (Germany)[1]	118,970	6,547,969

Pharmaceuticals - 4.5%
AstraZeneca plc - ADR (United Kingdom)	154,370	10,563,539
GlaxoSmithKline plc (United Kingdom)[1]	172,980	3,981,971
Indivior plc (United Kingdom)*[1]	81,990	231,084
Novartis AG - ADR (Switzerland)	49,000	4,831,890
Teva Pharmaceutical Industries Ltd. - ADR (Israel)	140,000	8,722,000

		28,330,484

Total Health Care		56,105,649

Industrials - 16.1%
Airlines - 0.7%
Gol Linhas Aereas Inteligentes S.A. - ADR (Brazil)	1,893,363	4,600,872

Commercial Services & Supplies - 1.4%
Aggreko plc (United Kingdom)[1]	381,247	8,623,956

Construction & Engineering - 2.6%
Larsen & Toubro Ltd. (India)[1]	591,285	16,245,377

Electrical Equipment - 4.1%
Alstom S.A. (France)*[1]	295,560	9,094,695
Bharat Heavy Electricals Ltd. (India)[1]	2,049,250	7,717,430
Schneider Electric SE (France)[1]	66,000	5,136,019
Teco Electric and Machinery Co. Ltd. (Taiwan)[1]	4,084,000	3,881,390

		25,829,534

3

Investment Portfolio - March 31, 2015

(unaudited)

INTERNATIONAL SERIES	SHARES	VALUE

COMMON STOCKS (continued)
Industrials (continued)
Industrial Conglomerates - 4.1%
Siemens AG (Germany)[1]	237,600	$25,697,326

Machinery - 3.2%
ANDRITZ AG (Austria)[1]	123,000	7,343,944
FANUC Corp. (Japan)[1]	37,540	8,195,500
Jain Irrigation Systems Ltd. (India)[1]	4,464,000	4,400,963
Jain Irrigation Systems Ltd. - DVR (India)[1]	44,872	28,032

		19,968,439

Total Industrials		100,965,504

Information Technology - 17.5%
Communications Equipment - 1.1%
Alcatel-Lucent - ADR (France)*	1,855,000	6,919,150

Electronic Equipment, Instruments & Components - 2.8%
Hitachi Ltd. (Japan)[1]	1,646,660	11,246,447
Keyence Corp. (Japan)[1]	10,809	5,898,438

		17,144,885

Internet Software & Services - 1.8%
NetEase, Inc. - ADR (China)	48,145	5,069,669
Qihoo 360 Technology Co. Ltd. - ADR (China)*	125,670	6,434,304

		11,503,973

Semiconductors & Semiconductor Equipment - 1.0%
MediaTek, Inc. (Taiwan)[1]	460,000	6,212,651

Software - 7.2%
AVEVA Group plc (United Kingdom)[1]	733,322	16,029,907
SAP SE (Germany)[1]	284,360	20,552,713
TOTVS S.A. (Brazil)	721,250	8,282,437

		44,865,057

Technology Hardware, Storage & Peripherals - 3.6%
Samsung Electronics Co. Ltd. (South Korea)[1]	17,490	22,680,216

Total Information Technology		109,325,932

Telecommunication Services - 4.2%
Diversified Telecommunication Services - 3.4%
Telefonica S.A. - ADR (Spain)	727,200	10,435,320
Telenor ASA - ADR (Norway)	184,380	11,136,552

		21,571,872

4

Investment Portfolio - March 31, 2015

(unaudited)

INTERNATIONAL SERIES	SHARES	VALUE

COMMON STOCKS (continued)
Telecommunication Services (continued)
Wireless Telecommunication Services - 0.8%
Bharti Infratel Ltd. (India)[1]	826,043	$5,081,818

Total Telecommunication Services		26,653,690

TOTAL COMMON STOCKS (Identified Cost $577,011,056)		588,192,037

PREFERRED STOCK - 0.2%
Energy - 0.2%
Oil, Gas & Consumable Fuels - 0.2%
Petroleo Brasileiro S.A. - ADR (Brazil)
(Identified Cost $6,276,908)	240,000	1,461,600

SHORT-TERM INVESTMENT - 6.1%

Dreyfus Cash Management, Inc. - Institutional Shares[2], 0.03%,
(Identified Cost $37,915,152)	37,915,152	37,915,152

TOTAL INVESTMENTS - 100.2%
(Identified Cost $621,203,116)		627,568,789
LIABILITIES, LESS OTHER ASSETS - (0.2%)		(1,400,876)

NET ASSETS - 100%		$626,167,913

ADR - American Depositary Receipt

DVR - Differential Voting Rights

*Non-income producing security.

1A factor from a third party vendor was applied to determine the security’s fair value following the close of local trading.

2Rate shown is the current yield as of March 31, 2015.

The Series’ portfolio holds, as a percentage of net assets, greater than 10% in the following countries:

United Kingdom 14.2%; Germany 13.3%; Japan 11.6%.

The Global Industry Classification Standard (GICS) was developed by and is the exclusive property and a service mark of MSCI Inc. (MSCI) and Standard & Poor’s, a division of The McGraw-Hill Companies, Inc. (S&P), and is licensed for use by Manning & Napier when referencing GICS sectors. Neither MSCI, S&P, nor any third party involved in making or compiling the GICS or any GICS classifications makes any express or implied warranties or representations with respect to such standard or classification, nor shall any such party have any liability therefrom.

Federal Tax Information:

On March 31, 2015, the identified cost of investments for federal income tax purposes, the resulting gross unrealized appreciation and depreciation, and the net unrealized appreciation were as follows:

Cost for federal income tax purposes	$621,203,116
Unrealized appreciation	84,294,483
Unrealized depreciation	(77,928,810)

Net unrealized appreciation	$6,365,673

5

Investment Portfolio - March 31, 2015

(unaudited)

Fair Value Information:

Various inputs are used in determining the value of the Series’ assets or liabilities carried at fair value. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical assets and liabilities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Level 3 includes significant unobservable inputs (including the Series’ own assumptions in determining the fair value of investments). A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the valuation levels used for major security types as of March 31, 2015 in valuing the Series’ assets or liabilities carried at fair value:

DESCRIPTION	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3
Assets:
Equity securities:
Consumer Discretionary	$83,922,579	$3,299,270	$80,623,309	$—
Consumer Staples	147,264,327	44,698,901	102,565,426	—
Energy	22,672,057	5,503,806	17,168,251	—
Financials	41,282,299	—	41,282,299	—
Health Care	56,105,649	39,269,299	16,836,350	—
Industrials	100,965,504	4,600,872	96,364,632	—
Information Technology	109,325,932	26,705,560	82,620,372	—
Telecommunication Services	26,653,690	21,571,872	5,081,818	—
Preferred Securities:
Energy	1,461,600	1,461,600	—	—
Mutual fund	37,915,152	37,915,152	—	—

Total assets	$627,568,789	$185,026,332	$442,542,457	$—

Please see the Investment Portfolio for foreign securities where a factor from a third party vendor was applied to determine the securities’ fair value following the close of local trading. Such securities are included in Level 2 in the table above.

There were no Level 3 securities held by the Series as of December 31, 2014 or March 31, 2015.

The Fund’s policy is to recognize transfers in and transfers out of the valuation levels as of the beginning of the reporting period. There were no transfers between Level 1 and Level 2 during the three months ended March 31, 2015.

The Investment Portfolio should be read in conjunction with the financial statements and notes to financial statements, which are included in the Series’ audited annual report or unaudited semi-annual report. These reports include additional information about the Series’ security valuation policies and about certain security types invested in by the Series.

6

Investment Portfolio - March 31, 2015

(unaudited)

WORLD OPPORTUNITIES SERIES	SHARES	VALUE

COMMON STOCKS - 98.7%
Consumer Discretionary - 17.0%
Diversified Consumer Services - 2.5%
Kroton Educacional S.A. (Brazil)	29,695,841	$96,115,692

Hotels, Restaurants & Leisure - 2.6%
Accor S.A. (France)[1]	1,878,440	97,952,904

Internet & Catalog Retail - 0.5%
Ocado Group plc (United Kingdom)*[1]	4,097,575	21,353,543

Media - 5.8%
ITV plc (United Kingdom)[1]	16,901,112	63,278,279
Liberty Global plc - Class A - ADR (United Kingdom)*	963,930	49,613,477
Modern Times Group AB - Class B (Sweden)[1]	797,586	24,425,094
Sky plc (United Kingdom)[1]	5,659,520	83,262,394

		220,579,244

Specialty Retail - 2.3%
Kingfisher plc (United Kingdom)[1]	15,602,920	88,032,403

Textiles, Apparel & Luxury Goods - 3.3%
Adidas AG (Germany)[1]	834,930	65,928,571
lululemon athletica, Inc.*	915,430	58,605,829

		124,534,400

Total Consumer Discretionary		648,568,186

Consumer Staples - 24.9%
Beverages - 11.3%
AMBEV S.A. - ADR (Brazil)*	11,616,436	66,910,671
Anheuser-Busch InBev N.V. (Belgium)[1]	696,680	85,109,845
Carlsberg A/S - Class B (Denmark)[1]	514,670	42,437,818
Diageo plc (United Kingdom)[1]	4,268,730	117,962,968
Remy Cointreau S.A. (France)[1]	283,660	20,891,364
SABMiller plc (United Kingdom)[1]	1,857,660	97,307,082

		430,619,748

Food & Staples Retailing - 4.3%
Carrefour S.A. (France)[1]	2,943,585	98,335,806
Tesco plc (United Kingdom)[1]	18,094,850	64,590,273

		162,926,079

Food Products - 5.4%
Charoen Pokphand Foods PCL (Thailand)[1]	34,498,360	23,845,269
Danone S.A. (France)[1]	1,471,320	99,178,110
Nestle S.A. (Switzerland)[1]	560,710	42,222,832
Unilever plc - ADR (United Kingdom)	992,200	41,384,662

		206,630,873

1

Investment Portfolio - March 31, 2015

(unaudited)

WORLD OPPORTUNITIES SERIES	SHARES	VALUE

COMMON STOCKS (continued)
Consumer Staples (continued)
Personal Products - 1.1%
Beiersdorf AG (Germany)[1]	484,826	$42,038,887

Tobacco - 2.8%
Imperial Tobacco Group plc (United Kingdom)[1]	456,700	20,033,632
Japan Tobacco, Inc. (Japan)[1]	1,495,000	47,264,223
Swedish Match AB (Sweden)[1]	1,419,941	41,750,078

		109,047,933

Total Consumer Staples		951,263,520

Energy - 10.1%
Energy Equipment & Services - 4.3%
CGG S.A. (France)*[1]	2,404,179	13,641,029
Petroleum Geo-Services ASA (Norway)[1]	4,452,190	22,841,351
Schlumberger Ltd.	1,405,510	117,275,754
Trican Well Service Ltd. (Canada)	4,260,350	11,604,917

		165,363,051

Oil, Gas & Consumable Fuels - 5.8%
Cameco Corp. (Canada)	6,272,260	87,372,582
Encana Corp. (Canada)	10,067,750	112,255,413
Whitehaven Coal Ltd. (Australia)*[1]	17,802,732	19,222,056

		218,850,051

Total Energy		384,213,102

Financials - 3.5%
Banks - 1.8%
HSBC Holdings plc (United Kingdom)[1]	8,038,390	68,498,206

Insurance - 1.7%
Admiral Group plc (United Kingdom)[1]	2,845,620	64,432,087

Total Financials		132,930,293

Health Care - 14.1%
Health Care Equipment & Supplies - 2.0%
BioMerieux (France)[1]	214,249	20,760,701
Shandong Weigao Group Medical Polymer Co. Ltd. - Class H (China)[1]	65,192,000	57,442,766

		78,203,467

Health Care Providers & Services - 4.1%
Fresenius Medical Care AG & Co. KGaA (Germany)[1]	1,420,390	118,064,847
Life Healthcare Group Holdings Ltd. (South Africa)[1]	10,801,091	37,619,025

		155,683,872

Life Sciences Tools & Services - 1.1%
QIAGEN N.V.*[1]	1,717,310	43,094,698

2

Investment Portfolio - March 31, 2015

(unaudited)

WORLD OPPORTUNITIES SERIES	SHARES	VALUE

COMMON STOCKS (continued)
Health Care (continued)
Pharmaceuticals - 6.9%
Novo Nordisk A/S - Class B (Denmark)[1]	874,980	$46,709,743
Otsuka Holdings Co. Ltd. (Japan)[1]	2,260,729	70,723,885
Roche Holding AG (Switzerland)[1]	376,690	103,511,436
Sanofi (France)[1]	431,646	42,628,781

		263,573,845

Total Health Care		540,555,882

Industrials - 8.5%
Airlines - 2.3%
Latam Airlines Group S.A. - ADR (Chile)*	2,131,567	17,180,430
Ryanair Holdings plc - ADR (Ireland)	1,052,306	70,262,472

		87,442,902

Commercial Services & Supplies - 1.4%
Aggreko plc (United Kingdom)[1]	2,274,803	51,456,935

Electrical Equipment - 1.7%
Nexans S.A. (France)*[1]	974,965	32,968,174
Schneider Electric SE (France)[1]	405,233	31,534,615

		64,502,789

Machinery - 1.7%
SKF AB - Class B (Sweden)[1]	2,539,331	65,568,070

Trading Companies & Distributors - 1.4%
Brenntag AG (Germany)[1]	914,140	54,614,700

Total Industrials		323,585,396

Information Technology - 7.6%
Internet Software & Services - 6.0%
Alibaba Group Holding Ltd. - ADR (China)*	569,170	47,377,711
Qihoo 360 Technology Co. Ltd. - ADR (China)*	1,672,840	85,649,408
Tencent Holdings Ltd. - Class H (China)[1]	5,086,795	96,597,817

		229,624,936

IT Services - 1.6%
Amdocs Ltd. - ADR	1,119,276	60,888,614

Total Information Technology		290,513,550

Materials - 10.9%
Chemicals - 4.2%
Potash Corp. of Saskatchewan, Inc. (Canada)	630,620	20,337,495
Sociedad Quimica y Minera de Chile S.A. - ADR (Chile)	1,045,858	19,086,909
Syngenta AG (Switzerland)[1]	234,400	79,632,385
Umicore S.A. (Belgium)[1]	1,004,668	41,959,998

		161,016,787

3

Investment Portfolio - March 31, 2015

(unaudited)

WORLD OPPORTUNITIES SERIES	SHARES	VALUE

COMMON STOCKS (continued)
Materials (continued)
Construction Materials - 1.3%
CRH plc (Ireland)[1]	1,100,505	$28,593,331
Holcim Ltd. (Switzerland)[1]	273,520	20,377,916

		48,971,247

Metals & Mining - 5.4%
Alumina Ltd. (Australia)[1]	21,420,996	26,067,478
Iluka Resources Ltd. (Australia)[1]	4,863,145	31,347,447
Norsk Hydro ASA (Norway)[1]	4,608,436	24,223,480
Teck Resources Ltd. - Class B (Canada)	4,092,550	56,190,712
ThyssenKrupp AG (Germany)[1]	2,580,480	67,557,209

		205,386,326

Total Materials		415,374,360

Telecommunication Services - 2.1%
Wireless Telecommunication Services - 2.1%
America Movil S.A.B. de C.V. - Class L - ADR (Mexico)	3,944,710	80,708,767

TOTAL COMMON STOCKS
(Identified Cost $3,933,681,325)		3,767,713,056

SHORT-TERM INVESTMENT - 1.4%
Dreyfus Cash Management, Inc. - Institutional Shares[2], 0.03%,
(Identified Cost $55,690,635)	55,690,635	55,690,635

TOTAL INVESTMENTS - 100.1%
(Identified Cost $3,989,371,960)		3,823,403,691
LIABILITIES, LESS OTHER ASSETS - (0.1%)		(4,993,371)

NET ASSETS - 100%		$3,818,410,320

ADR - American Depositary Receipt

*Non-income producing security.

1A factor from a third party vendor was applied to determine the security’s fair value following the close of local trading.

2Rate shown is the current yield as of March 31, 2015.

The Series’ portfolio holds, as a percentage of net assets, greater than 10% in the following countries:

United Kingdom 21.6%; France 12.0%.

The Global Industry Classification Standard (GICS) was developed by and is the exclusive property and a service mark of MSCI Inc. (MSCI) and Standard & Poor’s, a division of The McGraw-Hill Companies, Inc. (S&P), and is licensed for use by Manning & Napier when referencing GICS sectors. Neither MSCI, S&P, nor any third party involved in making or compiling the GICS or any GICS classifications makes any express or implied warranties or representations with respect to such standard or classification, nor shall any such party have any liability therefrom.

4

Investment Portfolio - March 31, 2015

(unaudited)

Federal Tax Information:

On March 31, 2015, the identified cost of investments for federal income tax purposes, the resulting gross unrealized appreciation and depreciation, and the net unrealized depreciation were as follows:

Cost for federal income tax purposes	$4,058,090,436
Unrealized appreciation	317,317,169
Unrealized depreciation	(552,003,914)

Net unrealized depreciation	$(234,686,745)

Fair Value Information:

Various inputs are used in determining the value of the Series’ assets or liabilities carried at fair value. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical assets and liabilities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Level 3 includes significant unobservable inputs (including the Series’ own assumptions in determining the fair value of investments). A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the valuation levels used for major security types as of March 31, 2015 in valuing the Series’ assets or liabilities carried at fair value:

DESCRIPTION	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3
Assets:
Equity securities:
Consumer Discretionary	$648,568,186	$204,334,998	$444,233,188	$—
Consumer Staples	951,263,520	108,295,333	842,968,187	—
Energy	384,213,102	328,508,666	55,704,436	—
Financials	132,930,293	—	132,930,293	—
Health Care	540,555,882	—	540,555,882	—
Industrials	323,585,396	87,442,902	236,142,494	—
Information Technology	290,513,550	193,915,733	96,597,817	—
Materials	415,374,360	95,615,116	319,759,244	—
Telecommunication Services	80,708,767	80,708,767	—	—
Mutual fund	55,690,635	55,690,635	—	—

Total assets	$3,823,403,691	$1,154,512,150	$2,668,891,541	$—

Please see the Investment Portfolio for foreign securities where a factor from a third party vendor was applied to determine the securities’ fair value following the close of local trading. Such securities are included in Level 2 in the table above.

There were no Level 3 securities held by the Series as of December 31, 2014 or March 31, 2015.

The Fund’s policy is to recognize transfers in and transfers out of the valuation levels as of the beginning of the reporting period. There were no transfers between Level 1 and Level 2 during the three months ended March 31, 2015.

The Investment Portfolio should be read in conjunction with the financial statements and notes to financial statements, which are included in the Series’ audited annual report or unaudited semi-annual report. These reports include additional information about the Series’ security valuation policies and about certain security types invested in by the Series.

5

Investment Portfolio - March 31, 2015

(unaudited)

OHIO TAX EXEMPT SERIES	COUPON RATE	MATURITY DATE	CREDIT RATING[1]		PRINCIPAL AMOUNT	VALUE

OHIO MUNICIPAL SECURITIES - 94.6%
Akron, Recreational Facilities Impt., Refunded, G.O. Bond	6.500%	11/1/2015	Aa3		$300,000	$311,043
Akron, Various Purposes Impt., G.O. Bond	3.000%	12/1/2017	Aa3		100,000	105,700
Akron, Various Purposes Impt., Series A, G.O. Bond	1.250%	12/1/2017	AA	[2]	350,000	353,693
Akron, Various Purposes Impt., Series A, G.O. Bond	5.000%	12/1/2017	AA	[2]	100,000	110,964
Akron, Various Purposes Impt., Series C, G.O. Bond	3.000%	12/1/2017	AA	[2]	300,000	317,100
American Municipal Power, Inc., Fremont Energy Center Project, Revenue Bond	5.000%	2/15/2019	A1		720,000	819,691
American Municipal Power, Inc., Prairie State Energy Campus Project, Series A, Revenue Bond, AGC	4.375%	2/15/2020	A1		100,000	110,682
American Municipal Power, Inc., Prairie State Energy Campus Project, Unrefunded Balance, Series C, Revenue Bond, AGC	4.500%	2/15/2018	A1		100,000	109,818
Batavia Local School District, G.O. Bond, NATL	5.625%	12/1/2022	A2		170,000	192,054
Butler County Sewer System, Revenue Bond, AGM	5.000%	12/1/2017	Aa3		300,000	332,385
Butler County, Prerefunded Balance, G.O. Bond, AMBAC	5.000%	12/1/2016	Aa2		5,000	5,377
Butler County, Unrefunded Balance, G.O. Bond, AMBAC	5.000%	12/1/2016	Aa2		95,000	101,904
Canal Winchester Local School District, Prerefunded Balance, Series B, G.O. Bond, NATL	5.000%	6/1/2015	Aa3		1,355,000	1,365,840
Centerville City School District, School Impt., G.O. Bond	3.000%	12/1/2016	Aa1		100,000	103,973
Cincinnati City School District, School Impt., G.O. Bond	4.500%	6/1/2018	Aa2		350,000	388,839
Cincinnati City School District, School Impt., G.O. Bond, AGM	5.000%	12/1/2018	Aa2		400,000	456,544
Cincinnati Water System, Series A, Revenue Bond	5.000%	12/1/2016	Aaa		150,000	161,370
Cincinnati Water System, Series A, Revenue Bond	5.000%	12/1/2017	Aaa		1,000,000	1,111,880
Cincinnati Water System, Series A, Revenue Bond	5.000%	12/1/2017	Aaa		110,000	117,834
Cincinnati Water System, Series A, Revenue Bond	5.000%	12/1/2018	Aaa		230,000	262,260
Cincinnati Water System, Series A, Revenue Bond	5.000%	12/1/2018	Aaa		120,000	136,831
Cincinnati Water System, Series A, Revenue Bond	4.250%	12/1/2019	Aaa		200,000	226,512
Cincinnati, Public Impt., Series A, G.O. Bond	5.000%	12/1/2017	Aa2		500,000	554,820
Cincinnati, Public Impt., Series B, G.O. Bond	4.250%	12/1/2017	Aa2		140,000	148,235
Cincinnati, Various Purposes Impt., Series C, G.O. Bond	5.000%	12/1/2015	Aa2		300,000	309,630
Cincinnati, Various Purposes Impt., Series C, G.O. Bond	4.250%	12/1/2017	Aa2		150,000	163,111
Cleveland Department of Public Utilities Division of Public Power, Prerefunded Balance, Series A-1, Revenue Bond, NATL	5.000%	11/15/2018	A3		1,000,000	1,071,680
Cleveland Department of Public Utilities Division of Water, Series P, Revenue Bond	5.000%	1/1/2016	Aa1		600,000	621,342
Cleveland Department of Public Utilities Division of Water, Series P, Revenue Bond	5.000%	1/1/2017	Aa1		365,000	393,313

1

Investment Portfolio - March 31, 2015

(unaudited)

OHIO TAX EXEMPT SERIES	COUPON RATE	MATURITY DATE	CREDIT RATING[1]	PRINCIPAL AMOUNT	VALUE

OHIO MUNICIPAL SECURITIES (continued)
Cleveland Department of Public Utilities Division of Water, Series T, Revenue Bond	5.000%	1/1/2019	Aa1	$370,000	$423,302
Cleveland Department of Public Utilities Division of Water, Series W, Revenue Bond	5.000%	1/1/2016	Aa1	150,000	155,427
Cleveland Department of Public Utilities Division of Water, Series W, Revenue Bond	5.000%	1/1/2017	Aa1	200,000	215,806
Cleveland Department of Public Utilities Division of Water, Water Utility Impt., 2nd Lien, Series A, Revenue Bond	5.000%	1/1/2019	Aa2	235,000	267,366
Cleveland, Public Impt., Revenue Bond	4.000%	11/15/2020	A1	220,000	247,320
Columbus City School District, Facilities Construction & Impt., G.O. Bond, AGM	5.000%	12/1/2017	Aa2	265,000	285,874
Columbus City School District, Facilities Construction & Impt., G.O. Bond, AGM	5.000%	12/1/2018	Aa2	125,000	134,563
Columbus, Limited Tax, Various Purposes Impt., Series B, G.O. Bond	4.000%	8/15/2017	Aaa	125,000	134,843
Columbus, Public Impt., Series A, G.O. Bond	4.000%	6/1/2018	Aaa	500,000	548,060
Columbus, Series 1, G.O. Bond	5.000%	7/1/2021	Aaa	300,000	361,527
Columbus, Various Purposes Impt., Series 2, G.O. Bond	4.000%	2/15/2017	Aaa	100,000	106,475
Columbus, Various Purposes Impt., Series A, G.O. Bond	5.000%	12/15/2016	Aaa	105,000	113,081
Columbus, Various Purposes Impt., Series A, G.O. Bond	5.000%	9/1/2017	Aaa	250,000	275,815
Columbus, Various Purposes Impt., Series A, G.O. Bond	5.000%	8/15/2018	Aaa	100,000	113,437
Columbus, Various Purposes Impt., Series A, G.O. Bond	4.000%	2/15/2021	Aaa	500,000	570,580
Cuyahoga County, G.O. Bond	5.000%	12/1/2018	Aa1	250,000	285,065
Cuyahoga County, Limited Tax, Various Purposes Impt., Series A, G.O. Bond	4.000%	12/1/2018	Aa1	400,000	441,768
Cuyahoga County, Public Impt., Revenue Bond	2.000%	12/1/2017	Aa1	280,000	288,669
Cuyahoga County, Public Impt., Revenue Bond	2.000%	12/1/2018	Aa1	185,000	191,392
Cuyahoga County, Public Impt., Revenue Bond	2.000%	12/1/2019	Aa1	85,000	87,834
Cuyahoga County, Public Impt., Series A, G.O. Bond	5.000%	12/1/2020	Aa1	395,000	469,272
Delaware County Sanitary Sewer System, Revenue Bond, AGM	4.500%	12/1/2019	Aa2	150,000	161,634
Delaware County Sanitary Sewer System, Sewer Impt., Revenue Bond	1.000%	12/1/2016	Aa2	255,000	257,716
Delaware County, Public Impt., Series A, G.O. Bond	4.000%	12/1/2015	Aa1	250,000	256,493
Delaware County, Series B, G.O. Bond	4.000%	12/1/2015	Aa1	200,000	205,194
Dublin City School District, Various Purposes Impt., Series A, G.O. Bond	5.000%	12/1/2017	Aa1	400,000	444,752
Fairfield City School District, G.O. Bond	3.000%	12/1/2016	Aa3	330,000	343,570
Fairfield City School District, G.O. Bond	5.000%	12/1/2020	Aa3	200,000	237,208
Fairfield County, Public Impt., G.O. Bond	2.000%	12/1/2018	Aa2	300,000	309,378

2

Investment Portfolio - March 31, 2015

(unaudited)

OHIO TAX EXEMPT SERIES	COUPON RATE	MATURITY DATE	CREDIT RATING[1]		PRINCIPAL AMOUNT	VALUE

OHIO MUNICIPAL SECURITIES (continued)
Fairfield Township, Public Impt., Prerefunded Balance, G.O. Bond, AGM	5.000%	12/1/2017	Aa2		$290,000	$299,355
Fairview Park City School District, School Impt., Prerefunded Balance, G.O. Bond, NATL	5.000%	6/1/2015	Aa2		130,000	131,047
Fairview Park City School District, School Impt., Prerefunded Balance, G.O. Bond, NATL	5.000%	12/1/2029	Aa2		185,000	186,487
Franklin County, G.O. Bond	4.000%	6/1/2017	Aaa		1,145,000	1,229,444
Franklin County, Various Purposes Impt., G.O. Bond	5.000%	12/1/2018	Aaa		275,000	306,573
Franklin County, Various Purposes Impt., G.O. Bond	5.000%	12/1/2020	Aaa		100,000	113,783
Franklin County, Various Purposes Impt., G.O. Bond	5.000%	12/1/2027	Aaa		500,000	550,125
Greater Cleveland Regional Transit Authority, Transit Impt., Revenue Bond	4.000%	12/1/2017	Aa1		350,000	378,581
Greater Cleveland Regional Transit Authority, Transit Impt., Revenue Bond	5.000%	12/1/2018	Aa1		350,000	397,873
Greene County Water System, Series A, Revenue Bond, NATL	5.250%	12/1/2020	Aa2		100,000	118,306
Hamilton City School District, Various Purposes Impt., G.O. Bond	4.000%	12/1/2018	AA	[2]	200,000	219,722
Hamilton County Sewer System, Prerefunded Balance, Series A, Revenue Bond, NATL	5.000%	12/1/2019	Aa2		500,000	503,950
Hamilton County Sewer System, Sewer Impt., Series A, Revenue Bond	3.750%	12/1/2015	Aa2		200,000	204,822
Hamilton County Sewer System, Sewer Impt., Series A, Revenue Bond	4.000%	12/1/2018	Aa2		150,000	165,435
Hamilton County Sewer System, Sewer Impt., Series A, Revenue Bond	5.000%	12/1/2020	Aa2		500,000	592,225
Hamilton County Sewer System, Sewer Impt., Series A, Revenue Bond	5.000%	12/1/2020	Aa2		500,000	592,225
Hamilton County, Limited Tax, Riverfront Infrastructure, Parking Facility Impt., G.O. Bond	2.000%	12/1/2016	Aa2		200,000	205,106
Hamilton Local School District, School Impt., Prerefunded Balance, G.O. Bond, AGM	4.500%	6/1/2016	A2		200,000	209,810
Hancock County, Various Purposes Impt., G.O. Bond, NATL	4.000%	12/1/2016	Aa2		200,000	204,652
Hilliard School District, School Construction, Prerefunded Balance, G.O. Bond, NATL	5.000%	12/1/2015	Aa1		325,000	335,371
Hilliard School District, School Impt., Series A, G.O. Bond	5.000%	12/1/2018	Aa1		500,000	570,520
Hilliard, Limited Tax, Various Purposes Impt., G.O. Bond	3.000%	12/1/2018	Aa1		100,000	106,337
Huber Heights City School District, School Impt., G.O. Bond	5.000%	12/1/2019	A1		300,000	347,853
Huber Heights, Various Purposes Impt., G.O. Bond, AGM	5.000%	6/1/2017	Aa2		115,000	125,783
Independence, Various Purposes Impt., G.O. Bond	3.000%	12/1/2017	Aa1		100,000	105,293

3

Investment Portfolio - March 31, 2015

(unaudited)

OHIO TAX EXEMPT SERIES	COUPON RATE	MATURITY DATE	CREDIT RATING[1]		PRINCIPAL AMOUNT	VALUE

OHIO MUNICIPAL SECURITIES (continued)
Ironton City School District, School Impt., Prerefunded Balance, G.O. Bond, NATL	4.250%	12/1/2016	A3		$200,000	$212,498
Kenston Local School District, School Impt., G.O. Bond	2.000%	12/1/2017	Aa1		100,000	102,668
Lakota Local School District, Butler County, G.O. Bond	5.000%	12/1/2019	Aa1		175,000	203,257
Loveland City School District, School Impt., G.O. Bond, AGM	5.000%	12/1/2015	Aa2		300,000	309,486
Mahoning Valley Sanitary District, Revenue Bond, AGC	2.125%	12/1/2015	A3		100,000	101,277
Middleburg Heights, G.O. Bond	3.750%	12/1/2017	Aa1		100,000	107,702
Middletown, Various Purposes Impt., G.O. Bond, AGM	4.500%	12/1/2018	Aa3		100,000	110,495
Middletown, Various Purposes Impt., G.O. Bond, AGM	5.000%	12/1/2021	Aa3		230,000	257,646
New Albany Plain Local School District, G.O. Bond, AGM	5.000%	12/1/2015	Aa1		150,000	154,705
New Albany, Limited Tax, Recreational Facility Impt., G.O. Bond	3.000%	12/1/2020	Aa1		340,000	367,183
North Ridgeville, Water Utility Impt., G.O. Bond, AGC	4.750%	12/1/2018	Aa2		200,000	226,016
Northeast Ohio Regional Sewer District, Sewer Impt., Revenue Bond	5.000%	11/15/2021	Aa1		750,000	904,455
Ohio State Turnpike Commission, Highway Impt., Series A, Revenue Bond	5.000%	2/15/2018	Aa3		275,000	307,167
Ohio State Turnpike Commission, Highway Impt., Series A, Revenue Bond	5.000%	2/15/2019	Aa3		375,000	429,675
Ohio State Turnpike Commission, Series A, Revenue Bond	3.250%	2/15/2016	Aa3		100,000	102,570
Ohio State Turnpike Commission, Series A, Revenue Bond, NATL	5.500%	2/15/2019	Aa3		260,000	302,819
The Ohio State University, Series A, Prerefunded Balance, Revenue Bond	5.000%	12/1/2016	WR	[3]	400,000	430,180
The Ohio State University, Series A, Prerefunded Balance, Revenue Bond	5.000%	12/1/2018	WR	[3]	715,000	817,331
Ohio State Water Development Authority, Drinking Water, Prerefunded Balance, Series B, Revenue Bond	5.000%	12/1/2015	WR	[3]	500,000	515,955
Ohio State Water Development Authority, Fresh Water, Revenue Bond	5.500%	12/1/2018	Aaa		100,000	116,172
Ohio State Water Development Authority, Fresh Water, Revenue Bond	5.500%	12/1/2021	Aaa		125,000	155,029
Ohio State Water Development Authority, Pollution Control, Series C, Revenue Bond	3.000%	12/1/2021	Aaa		300,000	324,951

4

Investment Portfolio - March 31, 2015

(unaudited)

OHIO TAX EXEMPT SERIES	COUPON RATE	MATURITY DATE	CREDIT RATING[1]		PRINCIPAL AMOUNT	VALUE

OHIO MUNICIPAL SECURITIES (continued)
Ohio State Water Development Authority, Pure Water, Prerefunded Balance, Series I, Revenue Bond, AMBAC	6.000%	12/1/2016	Aaa		$15,000	$15,591
Ohio State Water Development Authority, Revenue Bond	5.250%	12/1/2015	Aaa		200,000	206,876
Ohio State Water Development Authority, Revenue Bond	5.000%	6/1/2018	Aaa		350,000	395,147
Ohio State Water Development Authority, Revenue Bond	5.000%	12/1/2018	Aaa		100,000	114,376
Ohio State Water Development Authority, Series A, Revenue Bond	5.000%	12/1/2017	Aaa		150,000	167,035
Ohio State Water Development Authority, Series B-1, Revenue Bond	5.000%	12/1/2017	Aaa		125,000	139,196
Ohio State Water Development Authority, Series B-1, Revenue Bond	5.000%	6/1/2018	Aaa		100,000	112,899
Ohio State Water Development Authority, Sewer Impt., Series A, Revenue Bond	5.000%	6/1/2020	Aaa		450,000	531,121
Ohio State Water Development Authority, Water Utility Impt., Prerefunded Balance, Revenue Bond	5.000%	6/1/2015	AAA	[2]	575,000	579,629
Ohio State, Economic Impt., Prerefunded Balance, Series A, Revenue Bond	5.000%	10/1/2019	AA	[2]	250,000	280,550
Ohio State, Public Impt., Series A, G.O. Bond	4.000%	5/1/2017	Aa1		120,000	128,383
Ohio State, Public Impt., Series A, G.O. Bond	3.000%	5/1/2018	Aa1		100,000	106,205
Ohio State, Public Impt., Series A, G.O. Bond	3.000%	11/1/2019	Aa1		400,000	430,640
Ohio State, School Impt., Series A, Prerefunded Balance, G.O. Bond	5.000%	6/15/2016	Aa1		410,000	433,263
Ohio State, Series A, G.O. Bond	5.000%	9/15/2018	Aa1		225,000	255,672
Ohio State, Series A, G.O. Bond	5.000%	9/15/2021	Aa1		500,000	601,490
Ohio State, Series B, G.O. Bond	5.000%	8/1/2019	Aa1		175,000	202,846
Ohio State, Series B, Revenue Bond	5.000%	12/15/2018	Aa2		650,000	742,586
Ohio State, Series B, Revenue Bond	5.000%	12/15/2019	Aa2		350,000	409,069
Ohio State, Series C, G.O. Bond	5.000%	9/15/2016	Aa1		305,000	325,551
Ohio State, University & College Impt., Series A, G.O. Bond	5.000%	2/1/2019	Aa1		150,000	171,471
Olentangy Local School District, Public Impt., Prerefunded Balance, G.O. Bond, AGM	5.000%	6/1/2016	Aa1		100,000	105,487
Olentangy Local School District, School Impt., G.O. Bond	5.000%	12/1/2019	Aa1		100,000	116,541
Olentangy Local School District, School Impt., Series A, G.O. Bond	4.300%	12/1/2016	Aa1		150,000	159,111
Olentangy Local School District, Series B, G.O. Bond	5.000%	12/1/2018	Aa1		150,000	170,808
Olentangy Local School District, Series B, G.O. Bond	3.000%	12/1/2020	Aa1		115,000	124,769
Oregon City School District, School Impt., G.O. Bond	4.000%	12/1/2017	Aa3		100,000	108,166

5

Investment Portfolio - March 31, 2015

(unaudited)

OHIO TAX EXEMPT SERIES	COUPON RATE	MATURITY DATE	CREDIT RATING[1]		PRINCIPAL AMOUNT/ SHARES	VALUE

OHIO MUNICIPAL SECURITIES (continued)
Portage County, Limited Tax, Various Purposes Impt., G.O. Bond	4.000%	12/1/2017	AA	[2]	$250,000	$270,647
Sandy Valley Local School District, School Impt., Prerefunded Balance, G.O. Bond, XLCA	4.500%	6/1/2016	A	[2]	100,000	104,905
Sheffield, Limited Tax, Various Purposes Impt., G.O. Bond	2.000%	12/1/2018	AA	[2]	140,000	143,944
Springboro Community City School District, G.O. Bond, AGM	5.250%	12/1/2018	Aa3		200,000	228,282
Springboro Sewer System, Revenue Bond	4.000%	6/1/2018	Aa3		100,000	108,548
Springboro, Limited Tax, Public Impt., G.O. Bond	5.000%	12/1/2019	Aa1		100,000	113,205
Summit County, Series A, G.O. Bond, NATL	4.750%	12/1/2019	Aa1		120,000	128,619
Summit County, Various Purposes Impt., Series R, G.O. Bond, NATL	5.500%	12/1/2019	Aa1		100,000	119,120
Sylvania City School District, School Impt., G.O. Bond, AGC	5.000%	12/1/2020	A1		150,000	163,647
Sylvania City School District, School Impt., G.O. Bond, AGC	5.000%	12/1/2025	A1		270,000	293,471
Toledo Water System, Water Utility Impt., Revenue Bond	5.000%	11/15/2018	Aa3		500,000	568,385
Toledo Water System, Water Utility Impt., Revenue Bond	5.000%	11/15/2019	Aa3		500,000	580,895
Toledo, Limited Tax, Capital Impt., G.O. Bond	5.000%	12/1/2019	A2		275,000	315,805
Troy, Limited Tax, Water & Sewer Impt., G.O. Bond	2.000%	12/1/2020	Aa1		100,000	102,100
Westerville, Various Purposes Impt., G.O. Bond	5.000%	12/1/2020	Aaa		100,000	118,813
Worthington City School District, G.O. Bond	4.000%	12/1/2018	Aa1		400,000	440,328

TOTAL MUNICIPAL BONDS (Identified Cost $43,825,849)						44,092,953

SHORT-TERM INVESTMENT - 4.3%

Dreyfus AMT - Free Municipal Reserves - Class R (Identified Cost $1,993,164)	0.00%[4]				1,993,164	1,993,164

TOTAL INVESTMENTS - 98.9% (Identified Cost $45,819,013)						46,086,117
OTHER ASSETS, LESS LIABILITIES - 1.1%						522,480

NET ASSETS - 100%						$46,608,597

KEY:

G.O. Bond - General Obligation Bond

Impt. - Improvement

Scheduled principal and interest payments are guaranteed by:

AGC (Assured Guaranty Corp.)

AGM (Assurance Guaranty Municipal Corp.)

AMBAC (AMBAC Assurance Corp.)

NATL (National Public Finance Guarantee Corp.)

6

Investment Portfolio - March 31, 2015

(unaudited)

XLCA (XL Capital Assurance)

The insurance does not guarantee the market value of the municipal bonds.

1Credit ratings from Moody’s (unaudited).

2Credit ratings from S&P (unaudited).

3Credit rating has been withdrawn. As of March 31, 2015, there is no rating available (unaudited).

4Rate shown is the current yield as of March 31, 2015. Rate is less than 0.01%.

The Series’ portfolio holds, as a percentage of net assets, greater than 10% in bonds insured by the following companies: NATL - 10.5%.

Federal Tax Information:

On March 31, 2015, the identified cost of investments for federal income tax purposes, the resulting gross unrealized appreciation and depreciation, and the net unrealized appreciation were as follows:

Cost for federal income tax purposes	$45,819,013
Unrealized appreciation	324,862
Unrealized depreciation	(57,758)

Net unrealized appreciation	$267,104

Fair Value Information:

Various inputs are used in determining the value of the Series’ assets or liabilities carried at market value. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical assets and liabilities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Level 3 includes significant unobservable inputs (including the Series’ own assumptions in determining the fair value of investments). A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the valuation levels used for major security types as of March 31, 2015 in valuing the Series’ assets or liabilities carried at fair value:

DESCRIPTION	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3
Assets:
Debt securities:
States and political subdivisions (municipals)	$44,092,953	$—	$44,092,953	$—
Mutual fund	1,993,164	1,993,164	—	—

Total assets	$46,086,117	$1,993,164	$44,092,953	$—

There were no Level 3 securities held by the Series as of December 31, 2014 or March 31, 2015.

The Fund’s policy is to recognize transfers in and transfers out of the valuation levels as of the beginning of the reporting period. There were no transfers between Level 1 and Level 2 during the three months ended March 31, 2015.

The Investment Portfolio should be read in conjunction with the financial statements and notes to financial statements, which are included in the Series’ audited annual report or unaudited semi-annual report. These reports include additional information about the Series’ security valuation policies and about certain security types invested in by the Series.

7

Investment Portfolio - March 31, 2015

(unaudited)

DIVERSIFIED TAX EXEMPT SERIES	COUPON RATE	MATURITY DATE	CREDIT RATING[1]		PRINCIPAL AMOUNT	VALUE

MUNICIPAL BONDS - 96.3%
ALASKA - 0.2%
Alaska Municipal Bond Bank Authority, Series 2, Revenue Bond	5.000%	9/1/2022	Aa2		$500,000	$595,840

ARIZONA - 3.2%
Arizona Health Facilities Authority, Banner Health, Series A, Revenue Bond	5.000%	1/1/2019	AA	[2]	795,000	854,490
Mesa, Utility System, Revenue Bond, NATL	5.000%	7/1/2019	Aa2		2,000,000	2,309,460
Pima County Sewer System, Series A, Revenue Bond	5.000%	7/1/2019	AA	[2]	1,000,000	1,154,730
Pima County Sewer System, Series B, Revenue Bond	5.000%	7/1/2020	AA	[2]	1,400,000	1,648,038
Salt River Project Agricultural Impt. & Power District, Series A, Revenue Bond	5.000%	12/1/2018	Aa1		1,340,000	1,530,548
Salt River Project Agricultural Impt. & Power District, Series B, Revenue Bond	4.000%	1/1/2018	Aa1		1,715,000	1,863,468
Salt River Project Agricultural Impt. & Power District, Series B, Revenue Bond	5.000%	12/1/2020	Aa1		400,000	475,212
Tucson Water System, Revenue Bond, NATL	4.000%	7/1/2016	Aa2		1,000,000	1,046,250
Tucson Water System, Series A, Revenue Bond	5.000%	7/1/2018	Aa2		1,400,000	1,582,462
Yavapai County Industrial Development Authority, Northern Arizona Healthcare System, Revenue Bond	5.000%	10/1/2020	AA	[2]	460,000	541,098

						13,005,756

COLORADO - 1.9%
Boulder Water & Sewer, Revenue Bond	5.000%	12/1/2019	Aa1		1,500,000	1,754,550
Colorado Springs Utilities System, Series C-1, Revenue Bond	5.000%	11/15/2019	Aa2		2,435,000	2,841,158
Denver Wastewater Management Division Department of Public Works, Revenue Bond	4.000%	11/1/2020	Aa2		1,500,000	1,708,125
Platte River Power Authority, Series GG, Revenue Bond, AGM	5.000%	6/1/2018	Aa2		1,210,000	1,361,214

						7,665,047

CONNECTICUT - 0.1%
Connecticut Municipal Electric Energy Cooperative, Series A, Revenue Bond	4.000%	1/1/2017	Aa3		420,000	444,818

DELAWARE - 0.9%
Delaware River & Bay Authority, Series C, Revenue Bond	5.000%	1/1/2019	A1		2,000,000	2,270,740

Investment Portfolio - March 31, 2015

(unaudited)

DIVERSIFIED TAX EXEMPT SERIES	COUPON RATE	MATURITY DATE	CREDIT RATING[1]	PRINCIPAL AMOUNT	VALUE

MUNICIPAL BONDS (continued)
DELAWARE (continued)
New Castle County, Public Impt., Prerefunded Balance, Series A, G.O. Bond	4.250%	7/15/2026	Aaa	$1,265,000	$1,279,851

					3,550,591

DISTRICT OF COLUMBIA - 1.2%
District of Columbia Water & Sewer Authority, Series A, Revenue Bond, AGC	5.000%	10/1/2017	Aa3	400,000	442,232
District of Columbia Water & Sewer Authority, Series A, Revenue Bond, AGC	5.000%	10/1/2019	Aa3	1,000,000	1,136,070
District of Columbia Water & Sewer Authority, Water Utility Impt., Series A, Revenue Bond	5.000%	10/1/2018	Aa3	1,000,000	1,135,750
District of Columbia, Public Impt., Prerefunded Balance, Series A, G.O. Bond, AMBAC	5.000%	6/1/2015	Aa1	2,000,000	2,015,940

					4,729,992

FLORIDA - 7.3%
Cape Coral, Water Utility Impt., Special Assessment, NATL	4.500%	7/1/2021	A2	1,780,000	1,861,168
Charlotte County Utility System Revenue, Revenue Bond, AGM	4.100%	10/1/2021	Aa3	900,000	945,477
Daytona Beach Utility System, Water Utility Impt., Revenue Bond, AGM	5.000%	11/1/2019	A2	1,010,000	1,165,005
Florida Municipal Power Agency, St. Lucie Project, Series A, Revenue Bond	5.000%	10/1/2018	A2	1,065,000	1,200,756
Florida Municipal Power Agency, Stanton II Project, Swap Termination, Series A, Revenue Bond	4.000%	10/1/2017	A1	635,000	682,809
Florida’s Turnpike Enterprise, Series A, Revenue Bond	5.000%	7/1/2017	Aa3	1,000,000	1,096,290
Florida’s Turnpike Enterprise, Series C, Revenue Bond	5.000%	7/1/2019	Aa3	920,000	1,062,352
Fort Lauderdale, Water & Sewer, Revenue Bond	5.000%	9/1/2020	Aa1	1,545,000	1,822,327
Fort Myers Utility System, Utility Impt., Revenue Bond	5.000%	10/1/2019	Aa3	785,000	910,427
JEA Electric System, Series B, Revenue Bond	5.000%	10/1/2019	Aa3	2,000,000	2,325,260
JEA Electric System, Series C, Revenue Bond	3.000%	10/1/2017	Aa3	1,085,000	1,146,172
JEA Electric System, Swap Termination, Series B, Revenue Bond	5.000%	10/1/2015	Aa3	1,000,000	1,024,310
JEA Electric System, Swap Termination, Series B, Revenue Bond	5.000%	10/1/2019	Aa3	1,500,000	1,743,945
Miami-Dade County Expressway Authority, Swap Termination, Series A, Revenue Bond, AGM	4.000%	7/1/2018	A2	1,000,000	1,087,970

Investment Portfolio - March 31, 2015

(unaudited)

DIVERSIFIED TAX EXEMPT SERIES	COUPON RATE	MATURITY DATE	CREDIT RATING[1]		PRINCIPAL AMOUNT	VALUE

MUNICIPAL BONDS (continued)
FLORIDA (continued)
Miami-Dade County, Water & Sewer System, Series B, Revenue Bond, AGM	5.250%	10/1/2019	Aa3		$500,000	$585,330
Miami-Dade County, Water & Sewer System, Series C, Revenue Bond, BHAC	5.000%	10/1/2015	Aa1		700,000	716,604
Orlando Utilities Commission, Revenue Bond	5.000%	10/1/2019	Aa2		740,000	792,666
Orlando Utilities Commission, Series A, Revenue Bond	4.000%	10/1/2017	Aa2		400,000	432,340
Orlando Utilities Commission, Series B, Revenue Bond	5.000%	10/1/2018	Aa2		1,175,000	1,334,506
Orlando Utilities Commission, Series C, Revenue Bond	5.000%	10/1/2016	Aa2		1,000,000	1,068,720
Orlando-Orange County Expressway Authority, Revenue Bond	5.000%	7/1/2018	A2		675,000	760,421
Orlando-Orange County Expressway Authority, Revenue Bond	5.000%	7/1/2019	A2		500,000	576,240
Orlando-Orange County Expressway Authority, Swap Termination, Series B, Revenue Bond	5.000%	7/1/2020	A2		1,165,000	1,368,502
Port St. Lucie Utility System, Revenue Bond, AGC	5.000%	9/1/2017	A1		1,730,000	1,901,616
Port St. Lucie Utility System, Revenue Bond, AGC	5.000%	9/1/2018	A1		400,000	451,196
South Miami Health Facilities Authority, Baptist Health South Florida Group, Revenue Bond	5.000%	8/15/2018	Aa2		500,000	550,260
Tampa, BayCare Health System, Revenue Bond	5.000%	11/15/2018	Aa2		500,000	567,145

						29,179,814

GEORGIA - 4.3%
Atlanta, Water & Wastewater, Series B, Revenue Bond	5.000%	11/1/2017	Aa3		1,000,000	1,107,510
Atlanta, Water & Wastewater, Series B, Revenue Bond	5.000%	11/1/2019	Aa3		1,160,000	1,347,711
Augusta Water & Sewerage, Revenue Bond, AGM	5.000%	10/1/2016	Aa3		1,050,000	1,121,495
DeKalb County, Water & Sewerage, Revenue Bond	5.000%	10/1/2019	Aa3		500,000	578,940
DeKalb County, Water & Sewerage, Series A, Revenue Bond	5.000%	10/1/2018	Aa3		1,585,000	1,795,773
Fulton County Water & Sewerage, Revenue Bond	5.000%	1/1/2017	Aa3		1,000,000	1,076,840
Fulton County Water & Sewerage, Revenue Bond	5.000%	1/1/2019	Aa3		1,200,000	1,367,652
Georgia State, Series E-2, G.O. Bond	4.000%	9/1/2017	Aaa		1,500,000	1,619,760
Madison, Water & Sewer, Prerefunded Balance, Revenue Bond, AMBAC	4.625%	7/1/2030	WR	[3]	1,000,000	1,033,070
Municipal Electric Authority of Georgia, Series A, Revenue Bond	5.000%	11/1/2018	A1		1,115,000	1,267,755
Municipal Electric Authority of Georgia, Series A, Revenue Bond	5.250%	1/1/2019	A2		2,250,000	2,578,658

Investment Portfolio - March 31, 2015

(unaudited)

DIVERSIFIED TAX EXEMPT SERIES	COUPON RATE	MATURITY DATE	CREDIT RATING[1]		PRINCIPAL AMOUNT	VALUE

MUNICIPAL BONDS (continued)
GEORGIA (continued)
Municipal Electric Authority of Georgia, Series A, Revenue Bond	5.250%	1/1/2019	A2		$500,000	$573,035
Municipal Electric Authority of Georgia, Series A, Revenue Bond	5.000%	11/1/2019	A1		485,000	562,309
Municipal Electric Authority of Georgia, Series A, Revenue Bond	5.000%	11/1/2020	A1		1,000,000	1,176,870

						17,207,378

HAWAII - 1.0%
Honolulu County Wastewater System, Sewer Impt., Series A, Revenue Bond	5.000%	7/1/2020	Aa3		1,000,000	1,151,600
Honolulu County Wastewater System, Sewer Impt., Series B, Revenue Bond	5.000%	7/1/2020	Aa2		2,320,000	2,736,162

						3,887,762

ILLINOIS - 2.9%
Central Lake County Joint Action Water Agency, Revenue Bond	4.000%	5/1/2018	Aa2		750,000	817,357
Central Lake County Joint Action Water Agency, Revenue Bond	4.000%	5/1/2019	Aa2		760,000	841,031
Central Lake County Joint Action Water Agency, Series A, G.O. Bond	2.000%	5/1/2017	Aa2		575,000	588,110
Chicago Waterworks, Water Utility Impt., Revenue Bond	3.000%	11/1/2016	A3		875,000	905,537
Chicago Waterworks, Water Utility Impt., Revenue Bond	5.000%	11/1/2017	A3		600,000	658,446
Du Page & Will Counties Community School District No. 204 Indian Prairie, Series A, G.O. Bond	5.000%	12/30/2018	Aa1		820,000	934,259
Illinois Municipal Electric Agency, Series A, Revenue Bond, NATL	5.250%	2/1/2019	A1		2,790,000	3,025,755
Illinois State Toll Highway Authority, Series A, Revenue Bond	5.000%	12/1/2019	Aa3		1,000,000	1,162,380
Illinois State, Public Impt., G.O. Bond	4.000%	7/1/2016	A3		2,000,000	2,079,420
Sangamon & Morgan Counties Community Unit School District No. 16 New Berlin, School Impt., G.O. Bond, NATL	5.500%	2/1/2019	A3		725,000	829,552

						11,841,847

INDIANA - 2.8%
Avon Community School Building Corp., Revenue Bond, AMBAC	4.250%	7/15/2018	A	[2]	1,450,000	1,545,801

Investment Portfolio - March 31, 2015

(unaudited)

DIVERSIFIED TAX EXEMPT SERIES	COUPON RATE	MATURITY DATE	CREDIT RATING[1]		PRINCIPAL AMOUNT	VALUE

MUNICIPAL BONDS (continued)
INDIANA (continued)
Fort Wayne Waterworks, Water Utility Impt., Revenue Bond	2.000%	12/1/2020	Aa3		$745,000	$761,241
Indiana Finance Authority, Beacon Health System, Series A, Revenue Bond	5.000%	8/15/2017	AA	[2]	500,000	549,470
Indiana Municipal Power Agency, Series A, Revenue Bond	5.000%	1/1/2019	A1		2,540,000	2,885,846
Indiana Municipal Power Agency, Series A, Revenue Bond	4.000%	1/1/2020	A1		750,000	836,003
Lafayette, Sewage Works, Revenue Bond	4.000%	7/1/2017	AA	[2]	500,000	536,650
Lafayette, Sewage Works, Sewer Impt., Revenue Bond	3.000%	1/1/2017	AA	[2]	470,000	489,688
Lafayette, Sewage Works, Sewer Impt., Revenue Bond	3.000%	7/1/2018	AA	[2]	475,000	504,203
Shelbyville Central Renovation School Building Corp., Prerefunded Balance, School Impt., Revenue Bond, NATL	5.000%	7/15/2018	A3		3,000,000	3,041,370

						11,150,272

KANSAS - 3.2%
Kansas Development Finance Authority, Series D, Revenue Bond	5.000%	11/15/2020	Aa2		500,000	580,655
Kansas Turnpike Authority, Series A, Revenue Bond	5.000%	9/1/2019	AA	[2]	2,965,000	3,431,988
Topeka Combined Utility, Series A, Revenue Bond	4.000%	8/1/2019	Aa3		845,000	936,345
Wichita, Water & Sewer Utility, Series A, Revenue Bond	5.000%	10/1/2017	AA	[2]	2,000,000	2,209,580
Wichita, Water & Sewer Utility, Series A, Revenue Bond	5.000%	10/1/2018	AA	[2]	1,000,000	1,134,640
Wichita, Water & Sewer Utility, Series B, Revenue Bond	5.000%	10/1/2019	AA	[2]	2,000,000	2,317,180
Wyandotte County-Kansas City Unified Government Utility System, Water Utility Impt., Series A, Revenue Bond	4.000%	9/1/2018	A3		450,000	491,040
Wyandotte County-Kansas City Unified Government Utility System, Water Utility Impt., Series A, Revenue Bond	5.000%	9/1/2020	A3		1,495,000	1,750,062

						12,851,490

KENTUCKY - 0.1%
Kentucky Turnpike Authority, Series A, Revenue Bond	5.000%	7/1/2019	Aa2		500,000	578,035

Investment Portfolio - March 31, 2015

(unaudited)

DIVERSIFIED TAX EXEMPT SERIES	COUPON RATE	MATURITY DATE	CREDIT RATING[1]		PRINCIPAL AMOUNT	VALUE

MUNICIPAL BONDS (continued)
LOUISIANA - 1.3%
Lafayette Utilities, Sewer Impt., Revenue Bond	4.000%	11/1/2018	A1		$1,135,000	$1,246,945
Lafayette Utilities, Water & Sewer Impt., Revenue Bond	5.000%	11/1/2019	A1		990,000	1,146,371
New Orleans, Water Utility Impt., Revenue Bond	5.000%	12/1/2020	BBB	[2]	1,700,000	1,969,399
St. Charles Parish Waterworks & Wastewater District No. 1, Revenue Bond	2.000%	7/1/2017	A	[2]	750,000	768,840

						5,131,555

MAINE - 0.6%
Maine Municipal Bond Bank, Various Purposes Impt., Series E, Revenue Bond	4.000%	11/1/2021	Aa2		570,000	648,198
Maine Turnpike Authority, Revenue Bond	5.000%	7/1/2017	Aa3		1,500,000	1,645,845

						2,294,043

MARYLAND - 1.4%
Baltimore, Water Utility Impt., Series A, Revenue Bond	4.000%	7/1/2018	Aa3		500,000	547,000
Maryland Health & Higher Educational Facilities Authority, Revenue Bond	5.000%	7/1/2019	A2		500,000	571,115
Maryland State, Public Impt., Series A, G.O. Bond	5.250%	3/1/2017	Aaa		1,000,000	1,089,900
Maryland State, Public Impt., Series A, G.O. Bond	5.000%	8/1/2017	Aaa		2,990,000	3,291,631

						5,499,646

MASSACHUSETTS - 1.8%
Commonwealth of Massachusetts, Public Impt., Series D-2, G.O. Bond[4]	0.320%	8/1/2043	Aa1		1,225,000	1,228,332
Commonwealth of Massachusetts, Public Impt., Series E, G.O. Bond	5.000%	12/1/2016	Aa1		500,000	537,725
Hanover, Public Impt., G.O. Bond	3.000%	5/15/2015	Aa2		910,000	913,240
Lynn Water & Sewer Commission, Revenue Bond	5.000%	6/1/2017	A1		1,500,000	1,639,800
Massachusetts Health & Educational Facilities Authority, Series G, Revenue Bond	5.000%	7/1/2018	Aa3		600,000	657,870
Massachusetts Municipal Wholesale Electric Co., Project No. 5, Series A, Revenue Bond	5.000%	7/1/2015	A	[2]	500,000	506,045
Massachusetts Municipal Wholesale Electric Co., Project No. 6, Revenue Bond	5.000%	7/1/2017	A3		590,000	645,838
Massachusetts Municipal Wholesale Electric Co., Revenue Bond	5.000%	7/1/2016	A3		1,000,000	1,057,810

						7,186,660

Investment Portfolio - March 31, 2015

(unaudited)

DIVERSIFIED TAX EXEMPT SERIES	COUPON RATE	MATURITY DATE	CREDIT RATING[1]		PRINCIPAL AMOUNT	VALUE

MUNICIPAL BONDS (continued)
MICHIGAN - 1.2%
Ann Arbor Sewage Disposal System, Revenue Bond	3.000%	7/1/2020	AA	[2]	$1,000,000	$1,082,300
Bay City School District, G.O. Bond	3.000%	11/1/2016	AA	[2]	500,000	518,790
Emmet County, Public Impt., G.O. Bond	2.250%	5/1/2018	Aa3		910,000	939,784
Grand Rapids, Water Supply System, Revenue Bond	5.000%	1/1/2018	Aa2		550,000	610,951
Walled Lake Consolidated School District, G.O. Bond	5.000%	5/1/2019	Aa2		1,000,000	1,137,550
West Ottawa Public Schools, Series I, G.O. Bond	5.000%	5/1/2019	Aa2		400,000	455,020

						4,744,395

MINNESOTA - 0.7%
Minnesota Agricultural & Economic Development Board, Series C-1, Revenue Bond, AGC	5.000%	2/15/2016	AA	[2]	540,000	560,358
Minnesota Municipal Power Agency, Series A, Revenue Bond	5.000%	10/1/2018	A2		2,130,000	2,406,197
Western Minnesota Municipal Power Agency, Prerefunded Balance, Revenue Bond	6.625%	1/1/2016	Aaa		35,000	36,682

						3,003,237

MISSOURI - 2.9%
Kansas City, Sanitary Sewer System, Revenue Bond	4.000%	1/1/2017	Aa2		2,155,000	2,283,115
Kansas City, Sanitary Sewer System, Series A, Revenue Bond	2.000%	1/1/2018	Aa2		2,425,000	2,498,623
Kansas City, Sanitary Sewer System, Series A, Revenue Bond	4.000%	1/1/2019	Aa2		2,465,000	2,718,254
Missouri Housing Development Commission, Series A, Revenue Bond	1.600%	11/1/2019	AA	[2]	300,000	301,695
Missouri Joint Municipal Electric Utility Commission, Prerefunded Balance, Series A, Revenue Bond, AMBAC	5.000%	1/1/2021	A2		1,535,000	1,652,673
Missouri Joint Municipal Electric Utility Commission, Revenue Bond	5.000%	1/1/2018	A3		500,000	553,535
Missouri Joint Municipal Electric Utility Commission, Series A, Revenue Bond	4.000%	1/1/2018	A2		750,000	810,450
Missouri State Health & Educational Facilities Authority, Revenue Bond	5.000%	1/1/2020	Aa2		725,000	843,436

						11,661,781

NEBRASKA - 3.6%
Lincoln Electric System, Revenue Bond	5.000%	9/1/2021	AA	[2]	2,000,000	2,404,500

Investment Portfolio - March 31, 2015

(unaudited)

DIVERSIFIED TAX EXEMPT SERIES	COUPON RATE	MATURITY DATE	CREDIT RATING[1]		PRINCIPAL AMOUNT	VALUE

MUNICIPAL BONDS (continued)
NEBRASKA (continued)
Municipal Energy Agency of Nebraska, Series A, Revenue Bond	5.000%	4/1/2018	A2		$630,000	$702,419
Municipal Energy Agency of Nebraska, Series A, Revenue Bond	5.000%	4/1/2018	A	[2]	500,000	557,475
Nebraska Public Power District, Prerefunded Balance, Series B, Revenue Bond	5.000%	1/1/2019	A1		600,000	667,008
Nebraska Public Power District, Revenue Bond	5.000%	1/1/2019	A1		1,000,000	1,139,710
Nebraska Public Power District, Series A, Revenue Bond	5.000%	1/1/2019	A1		500,000	569,855
Nebraska Public Power District, Series B, Revenue Bond	3.000%	1/1/2016	A1		905,000	923,770
Nebraska Public Power District, Series B, Revenue Bond	5.000%	1/1/2020	A1		1,000,000	1,164,360
Nebraska Public Power District, Series C, Revenue Bond	5.000%	1/1/2018	A1		2,160,000	2,401,229
Omaha Public Power District, Series A, Revenue Bond	4.000%	2/1/2018	A1		1,120,000	1,214,853
Omaha Public Power District, Series B, Revenue Bond	3.000%	2/1/2018	Aa2		600,000	636,228
Omaha Public Power District, Series C, Revenue Bond	5.000%	2/1/2018	Aa2		675,000	752,665
Omaha Public Power District, Series C, Revenue Bond	5.000%	2/1/2019	Aa2		1,265,000	1,445,553

						14,579,625

NEW HAMPSHIRE - 1.0%
New Hampshire State Turnpike System, Series B, Revenue Bond	5.000%	2/1/2020	A1		2,575,000	2,992,820
Portsmouth, Public Impt., G.O. Bond	2.500%	5/15/2015	Aa1		820,000	822,271

						3,815,091

NEW JERSEY - 1.4%
Hudson County, G.O. Bond	2.000%	12/1/2017	AA	[2]	1,000,000	1,025,440
New Jersey Health Care Facilities Financing Authority, Kennedy Health System, Revenue Bond	2.000%	7/1/2018	A3		455,000	466,857
New Jersey State Turnpike Authority, Series A, Revenue Bond	3.000%	1/1/2016	A3		1,100,000	1,122,319
New Jersey State Turnpike Authority, Series B, Revenue Bond	5.000%	1/1/2019	A3		1,625,000	1,844,976
New Jersey State Turnpike Authority, Series H, Revenue Bond	5.000%	1/1/2020	A3		915,000	1,038,498

						5,498,090

Investment Portfolio - March 31, 2015

(unaudited)

DIVERSIFIED TAX EXEMPT SERIES	COUPON RATE	MATURITY DATE	CREDIT RATING[1]		PRINCIPAL AMOUNT	VALUE

MUNICIPAL BONDS (continued)
NEW YORK - 6.1%
Metropolitan Transportation Authority, Series F, Revenue Bond	5.000%	11/15/2018	A2		$725,000	$823,745
Metropolitan Transportation Authority, Transit Impt., Series F, Revenue Bond	5.000%	11/15/2017	A2		1,145,000	1,269,221
Metropolitan Transportation Authority, Transit Impt., Series F, Revenue Bond	5.000%	11/15/2019	A2		1,315,000	1,525,834
Metropolitan Transportation Authority, Transit Impt., Subseries D-2, Revenue Bond[4]	0.380%	11/15/2044	A2		1,600,000	1,600,736
Nassau County, Public Impt., Series A, G.O. Bond	5.000%	4/1/2019	A2		1,000,000	1,140,210
New York City Transitional Finance Authority, Future Tax Secured, Prerefunded Balance, Subseries F-1, Revenue Bond	5.000%	5/1/2019	Aa1		2,565,000	2,948,955
New York City Transitional Finance Authority, Future Tax Secured, Subseries C, Revenue Bond	5.000%	11/1/2018	Aa1		1,000,000	1,137,010
New York City Water & Sewer System, Prerefunded Balance, Series EE, Revenue Bond	5.000%	6/15/2017	Aa2		2,530,000	2,772,273
New York City, Series B, G.O. Bond	5.000%	8/1/2017	Aa2		2,000,000	2,198,100
New York State Dormitory Authority, Series 1, Revenue Bond	4.000%	7/1/2020	Aa3		420,000	472,819
New York State Thruway Authority Highway & Bridge Trust Fund, Series B, Revenue Bond	5.000%	4/1/2019	AA	[2]	2,135,000	2,419,211
New York State Thruway Authority, Highway Impt., Series H, Revenue Bond, NATL	5.000%	1/1/2017	A2		600,000	646,320
New York State Thruway Authority, Highway Impt., Series I, Revenue Bond	4.000%	1/1/2019	A2		1,000,000	1,093,110
Triborough Bridge & Tunnel Authority, Highway Impt., Series A, Revenue Bond	4.000%	11/15/2018	Aa3		500,000	551,395
Triborough Bridge & Tunnel Authority, Series B, Revenue Bond	5.000%	11/15/2017	Aa3		575,000	638,175
Triborough Bridge & Tunnel Authority, Series B, Revenue Bond	4.000%	11/15/2019	Aa3		725,000	812,449
Triborough Bridge & Tunnel Authority, Series B, Revenue Bond	5.000%	11/15/2020	Aa3		920,000	1,095,582
Triborough Bridge & Tunnel Authority, Series D, Revenue Bond	5.000%	11/15/2017	A1		1,250,000	1,387,337

						24,532,482

NORTH CAROLINA - 5.6%
Cape Fear Public Utility Authority, Sewer Impt., Revenue Bond	5.000%	8/1/2019	Aa2		1,240,000	1,399,154
Charlotte, Water & Sewer System, Revenue Bond	5.000%	12/1/2020	Aaa		1,400,000	1,671,292
The Charlotte-Mecklenburg Hospital Authority, Series A, Revenue Bond	5.000%	1/15/2017	Aa3		415,000	447,607

Investment Portfolio - March 31, 2015

(unaudited)

DIVERSIFIED TAX EXEMPT SERIES	COUPON RATE	MATURITY DATE	CREDIT RATING[1]		PRINCIPAL AMOUNT	VALUE

MUNICIPAL BONDS (continued)
NORTH CAROLINA (continued)
The Charlotte-Mecklenburg Hospital Authority, Series A, Revenue Bond	3.000%	1/15/2018	Aa3		$500,000	$526,420
Concord, Utilities Systems, Revenue Bond, AGC	4.000%	12/1/2017	Aa2		880,000	956,982
Mecklenburg County, Public Impt., Prerefunded Balance, Series A, G.O. Bond	5.000%	2/1/2018	Aaa		5,855,000	6,328,787
North Carolina Eastern Municipal Power Agency, Series A, Revenue Bond, AGC	5.250%	1/1/2019	A3		1,265,000	1,411,917
North Carolina Medical Care Commission, Moses Cone Health System, Revenue Bond	5.000%	10/1/2020	AA	[2]	580,000	670,196
North Carolina Municipal Power Agency No. 1, Series A, Revenue Bond	5.250%	1/1/2017	A2		2,000,000	2,162,000
North Carolina Municipal Power Agency No. 1, Series A, Revenue Bond	5.000%	1/1/2018	A2		3,000,000	3,327,240
North Carolina Municipal Power Agency No. 1, Series A, Revenue Bond	5.000%	1/1/2020	A2		400,000	463,348
North Carolina State, Series B, G.O. Bond	5.000%	6/1/2017	Aaa		3,000,000	3,284,370

						22,649,313

NORTH DAKOTA - 0.3%
Fargo, Health System, Revenue Bond	5.500%	11/1/2016	A1		450,000	484,839
North Dakota Public Finance Authority, Series A, Revenue Bond	4.000%	6/1/2018	AA	[2]	800,000	872,824

						1,357,663

OHIO - 3.7%
American Municipal Power, Inc., Fremont Energy Center Project, Series B, Revenue Bond	5.000%	2/15/2018	A1		425,000	472,468
American Municipal Power, Inc., Prairie State Energy Campus Project, Prerefunded Balance, Revenue Bond	5.000%	2/15/2016	WR	[3]	820,000	853,874
American Municipal Power, Inc., Prairie State Energy Campus Project, Prerefunded Balance, Revenue Bond	5.250%	2/15/2023	WR	[3]	425,000	477,267
American Municipal Power, Inc., Prairie State Energy Campus Project, Unrefunded Balance, Revenue Bond	5.000%	2/15/2016	A1		330,000	343,365
American Municipal Power, Inc., Prairie State Energy Campus Project, Unrefunded Balance, Revenue Bond	5.250%	2/15/2023	A1		25,000	27,957
Franklin County, Ohio Health Corp., Revenue Bond	5.000%	5/15/2018	Aa2		640,000	715,117
Northeast Ohio Regional Sewer District, Sewer Impt., Prerefunded Balance, Revenue Bond, NATL	5.000%	11/15/2018	Aa1		1,000,000	1,092,330

Investment Portfolio - March 31, 2015

(unaudited)

DIVERSIFIED TAX EXEMPT SERIES	COUPON RATE	MATURITY DATE	CREDIT RATING[1]		PRINCIPAL AMOUNT	VALUE

MUNICIPAL BONDS (continued)
OHIO (continued)
Ohio State Turnpike Commission, Series A, Revenue Bond, NATL	5.500%	2/15/2018	Aa3		$1,000,000	$1,131,120
Ohio State Turnpike Commission, Series A, Revenue Bond, NATL	5.500%	2/15/2019	Aa3		3,735,000	4,350,117
Ohio State, Highway Impt., Revenue Bond	4.000%	12/15/2017	Aa2		1,000,000	1,086,140
Toledo Water System, Revenue Bond	3.000%	11/15/2017	Aa3		1,000,000	1,055,640
Toledo Water System, Water Utility Impt., Revenue Bond	5.000%	11/15/2018	Aa3		1,175,000	1,335,705
Toledo Water System, Water Utility Impt., Revenue Bond	5.000%	11/15/2019	Aa3		1,010,000	1,173,408
Toledo, Capital Impt., G.O. Bond	5.000%	12/1/2020	A2		610,000	710,162

						14,824,670

OKLAHOMA - 1.3%
Oklahoma City Water Utilities Trust, Series B, Revenue Bond	5.000%	7/1/2017	Aa1		655,000	717,756
Oklahoma Development Finance Authority, Prerefunded Balance, Series C, Revenue Bond	5.000%	8/15/2018	Aa3		500,000	566,870
Oklahoma Turnpike Authority, Series A, Revenue Bond	5.000%	1/1/2017	Aa3		855,000	921,168
Oklahoma Turnpike Authority, Series A, Revenue Bond	5.000%	1/1/2020	Aa3		2,750,000	3,210,268

						5,416,062

OREGON - 1.5%
Medford Hospital Facilities Authority, Asante Health System, Revenue Bond, AGM	5.000%	8/15/2019	AA	[2]	440,000	504,130
Oregon State Housing & Community Services Department, Series A, Revenue Bond	1.950%	7/1/2020	Aa2		230,000	234,798
Portland Sewer System, Series A, Revenue Bond	5.000%	6/15/2018	Aa2		1,395,000	1,577,187
Portland Sewer System, Series A, Revenue Bond	5.000%	8/1/2019	Aa3		1,285,000	1,491,834
Portland Sewer System, Sewer Impt., Series B, Revenue Bond, AGM	5.000%	6/15/2018	Aa3		500,000	564,620
Portland Water System, Water Utility Impt., Prerefunded Balance, Series A, Revenue Bond, NATL	4.500%	10/1/2031	Aa1		550,000	583,726
Washington County Clean Water Services, Sewer Impt., Series B, Revenue Bond	5.000%	10/1/2021	Aa2		1,015,000	1,217,015

						6,173,310

Investment Portfolio - March 31, 2015

(unaudited)

DIVERSIFIED TAX EXEMPT SERIES	COUPON RATE	MATURITY DATE	CREDIT RATING[1]		PRINCIPAL AMOUNT	VALUE

MUNICIPAL BONDS (continued)
PENNSYLVANIA - 6.2%
Allegheny County Hospital Development Authority, University of Pittsburgh Medical Center, Revenue Bond	5.000%	8/15/2019	Aa3		$640,000	$735,398
Allegheny County Hospital Development Authority, University of Pittsburgh Medical Center, Series A, Revenue Bond	5.000%	5/15/2018	Aa3		500,000	558,960
Allegheny County Sanitary Authority, Revenue Bond, AGM	5.000%	6/1/2018	A1		1,465,000	1,642,880
Allegheny County Sanitary Authority, Revenue Bond, AGM	5.000%	12/1/2019	A1		1,500,000	1,739,145
Central Bradford Progress Authority, Guthrie Healthcare System, Revenue Bond	5.250%	12/1/2018	AA	[2]	600,000	683,496
Lancaster County Hospital Authority, Lancaster General, Revenue Bond	4.000%	7/1/2017	Aa3		460,000	492,007
North Wales Water Authority, Series A, Revenue Bond	5.000%	11/1/2020	AA	[2]	1,000,000	1,177,460
Pennsylvania Turnpike Commission, Series A, Revenue Bond, AGM	5.250%	7/15/2018	Aa3		615,000	695,928
Pennsylvania Turnpike Commission, Series A, Revenue Bond, AGM	5.250%	7/15/2019	Aa3		1,050,000	1,216,373
Pennsylvania Turnpike Commission, Series B, Revenue Bond	5.000%	12/1/2017	A1		2,440,000	2,704,081
Pennsylvania Turnpike Commission, Series B, Revenue Bond	5.000%	12/1/2020	A1		1,000,000	1,160,660
Pennsylvania Turnpike Commission, Subseries B, Revenue Bond	5.000%	6/1/2017	A3		1,000,000	1,089,340
Philadelphia, Water & Wastewater, Prerefunded Balance, Revenue Bond, NATL	5.600%	8/1/2018	AA	[2]	20,000	22,570
Philadelphia, Water & Wastewater, Series A, Revenue Bond	5.000%	1/1/2018	A1		385,000	427,331
Philadelphia, Water & Wastewater, Series A, Revenue Bond	5.000%	7/1/2018	A1		500,000	562,590
Philadelphia, Water & Wastewater, Series B, Revenue Bond	5.000%	11/1/2017	A1		750,000	830,017
Philadelphia, Water & Wastewater, Series B, Revenue Bond	5.000%	11/1/2018	A1		1,370,000	1,554,594
Philadelphia, Water & Wastewater, Series B, Revenue Bond	5.000%	11/1/2022	A1		1,115,000	1,316,692
Philadelphia, Water & Wastewater, Series C, Revenue Bond, AGM	5.000%	8/1/2017	A1		1,000,000	1,098,670
Philadelphia, Water & Wastewater, Swap Termination, Series A, Revenue Bond, AGM	5.000%	6/15/2019	A1		1,000,000	1,150,800
Pittsburgh Water & Sewer Authority, Series B, Revenue Bond, AGM	5.000%	9/1/2019	A2		1,000,000	1,156,720

Investment Portfolio - March 31, 2015

(unaudited)

DIVERSIFIED TAX EXEMPT SERIES	COUPON RATE	MATURITY DATE	CREDIT RATING[1]		PRINCIPAL AMOUNT	VALUE

MUNICIPAL BONDS (continued)
PENNSYLVANIA (continued)
Pittsburgh Water & Sewer Authority, Swap Termination, Series A, Revenue Bond, AGM	5.000%	9/1/2018	A2		$1,000,000	$1,131,230
Pittsburgh, Series B, G.O. Bond	5.000%	9/1/2018	A1		1,000,000	1,127,640
Southcentral General Authority, Wellspan Health Obligated Group, Prerefunded Balance, Revenue Bond	5.625%	6/1/2018	WR	[3]	465,000	532,099
Southcentral General Authority, Wellspan Health Obligated Group, Unrefunded Balance, Revenue Bond	5.625%	6/1/2018	Aa3		190,000	215,186

						25,021,867

RHODE ISLAND - 0.3%
Rhode Island Clean Water Finance Agency, Series A, Revenue Bond, NATL	5.000%	10/1/2035	A3		1,000,000	1,001,130

SOUTH CAROLINA - 4.0%
Charleston, Waterworks & Sewer System, Revenue Bond	5.000%	1/1/2022	Aa1		530,000	634,076
Columbia, Waterworks & Sewer System, Revenue Bond	5.000%	2/1/2019	Aa1		475,000	542,991
Piedmont Municipal Power Agency, Revenue Bond, AGC	5.000%	1/1/2018	A3		1,690,000	1,871,422
Piedmont Municipal Power Agency, Revenue Bond, NATL	6.250%	1/1/2021	A3		1,000,000	1,239,390
South Carolina State Public Service Authority, Prerefunded Balance, Series A, Revenue Bond, AMBAC	4.250%	1/1/2017	A1		1,550,000	1,647,495
South Carolina State Public Service Authority, Prerefunded Balance, Series B, Revenue Bond, NATL	5.000%	1/1/2019	A1		85,000	96,909
South Carolina State Public Service Authority, Series A, Revenue Bond	4.000%	12/1/2017	A1		1,860,000	2,011,888
South Carolina State Public Service Authority, Series A, Revenue Bond	5.000%	12/1/2019	A1		2,500,000	2,896,325
South Carolina State Public Service Authority, Series C, Revenue Bond	5.000%	12/1/2020	A1		1,000,000	1,178,510
South Carolina State Public Service Authority, Unrefunded Balance, Series B, Revenue Bond, NATL	5.000%	1/1/2019	A1		915,000	1,037,784
South Carolina Transportation Infrastructure Bank, Series A, Revenue Bond	5.000%	10/1/2018	A1		685,000	772,564
South Carolina Transportation Infrastructure Bank, Series A, Revenue Bond, AMBAC	5.250%	10/1/2018	A1		700,000	795,459

Investment Portfolio - March 31, 2015

(unaudited)

DIVERSIFIED TAX EXEMPT SERIES	COUPON RATE	MATURITY DATE	CREDIT RATING[1]		PRINCIPAL AMOUNT	VALUE

MUNICIPAL BONDS (continued)
SOUTH CAROLINA (continued)
Spartanburg County School District No. 7, School Impt., Prerefunded Balance, G.O. Bond	5.000%	3/1/2018	Aa1		$1,400,000	$1,517,978

						16,242,791

TENNESSEE - 3.6%
Clarksville City Water, Sewer & Gas, Revenue Bond	5.000%	2/1/2019	Aa3		2,740,000	3,126,285
Knoxville Wastewater System, Series A, Revenue Bond	4.000%	4/1/2018	Aa2		410,000	447,859
Knoxville Wastewater System, Series A, Revenue Bond	4.000%	4/1/2019	Aa2		660,000	735,253
Knoxville Wastewater System, Series A, Revenue Bond	4.000%	4/1/2020	Aa2		685,000	773,550
Madison Suburban Utility District, Revenue Bond, AGM	5.000%	2/1/2019	A1		655,000	744,309
Memphis Electric System, Revenue Bond	5.000%	12/1/2018	Aa2		2,000,000	2,278,980
Memphis Electric System, Revenue Bond	5.000%	12/1/2018	Aa2		1,000,000	1,139,490
Metropolitan Government of Nashville & Davidson County, Revenue Bond	5.000%	7/1/2018	A1		750,000	846,203
Metropolitan Government of Nashville & Davidson County, Series A, Revenue Bond	5.000%	7/1/2016	Aa3		750,000	792,967
Metropolitan Government of Nashville & Davidson County, Series A, Revenue Bond, AGM	4.000%	1/1/2018	Aa2		445,000	483,145
Metropolitan Government of Nashville & Davidson County, Series A, Revenue Bond, AGM	5.250%	1/1/2019	Aa2		1,505,000	1,731,412
Metropolitan Government of Nashville & Davidson County, Series B, Revenue Bond	5.000%	5/15/2016	AA	[2]	400,000	421,236
Montgomery County, G.O. Bond	4.000%	4/1/2015	AA	[2]	1,000,000	1,000,000

						14,520,689

TEXAS - 6.3%
Austin Electric Utility, Revenue Bond	5.000%	11/15/2018	A1		750,000	852,870
Austin Electric Utility, Revenue Bond	5.000%	11/15/2020	A1		1,600,000	1,886,064
Austin Electric Utility, Revenue Bond, AGM	5.000%	11/15/2018	A1		500,000	554,485
Austin Electric Utility, Series A, Revenue Bond, AMBAC	5.000%	11/15/2016	A1		600,000	643,896
Austin Electric Utility, Series A, Revenue Bond, AMBAC	5.500%	11/15/2016	A1		1,000,000	1,081,230
Corpus Christi Utility System, Multiple Utility Impt., Revenue Bond	5.000%	7/15/2018	A1		1,000,000	1,124,960
Corpus Christi Utility System, Multiple Utility Impt., Revenue Bond	5.000%	7/15/2019	A1		2,400,000	2,757,480
Fort Worth Water & Sewer System, Revenue Bond	5.000%	2/15/2020	Aa1		550,000	643,929

Investment Portfolio - March 31, 2015

(unaudited)

DIVERSIFIED TAX EXEMPT SERIES	COUPON RATE	MATURITY DATE	CREDIT RATING[1]		PRINCIPAL AMOUNT	VALUE

MUNICIPAL BONDS (continued)
TEXAS (continued)
Harris County Cultural Education Facilities Finance Corp., Revenue Bond	4.000%	12/1/2019	A1		$500,000	$555,725
Houston Combined Utility System, Series A, Revenue Bond, AGM	5.250%	11/15/2017	Aa2		1,000,000	1,115,240
Houston Combined Utility System, Series C, Revenue Bond	5.000%	11/15/2018	Aa2		1,000,000	1,137,920
Houston Combined Utility System, Series D, Revenue Bond	4.000%	11/15/2017	AA	[2]	525,000	568,507
Irving Waterworks & Sewer System, Water Utility Impt., Revenue Bond	4.000%	8/15/2018	Aa1		1,110,000	1,219,191
Lower Colorado River Authority, Series B, Revenue Bond	4.000%	5/15/2018	A2		1,250,000	1,361,500
Metropolitan Transit Authority of Harris County, Transit Impt., Revenue Bond	5.000%	11/1/2019	Aa2		845,000	981,865
North Texas Municipal Water District, Revenue Bond	5.250%	9/1/2020	Aa2		2,000,000	2,405,640
San Antonio Water System, Revenue Bond	5.000%	5/15/2020	Aa1		1,000,000	1,176,570
San Antonio Water System, Series A, Revenue Bond	4.000%	5/15/2019	Aa1		1,675,000	1,862,751
Tarrant Regional Water District, Revenue Bond	5.000%	3/1/2017	AAA	[2]	900,000	975,537
Texas State, Highway Impt., Series B, G.O. Bond	5.000%	4/1/2017	Aaa		1,575,000	1,714,387
Trinity River Authority LLC, Tarrant County Water Project, Revenue Bond	5.000%	2/1/2019	AA	[2]	500,000	569,680

						25,189,427

UTAH - 0.9%
Intermountain Power Agency, Series A, Revenue Bond	5.000%	7/1/2020	A1		2,000,000	2,251,800
Utah State, Highway Impt., Series A, G.O. Bond	3.000%	7/1/2015	Aaa		500,000	503,625
Utah Transit Authority, Subseries B, Revenue Bond	1.600%	6/15/2018	A1		1,025,000	1,040,426

						3,795,851

VIRGINIA - 1.9%
Fairfax County Industrial Development Authority, Inova Health, Series C, Revenue Bond	5.000%	5/15/2018	Aa2		500,000	560,315
Fairfax County, Public Impt., Prerefunded Balance, Series A, G.O. Bond	4.000%	4/1/2017	Aaa		2,000,000	2,000,000
Norfolk Economic Development Authority, Sentara Healthcare, Series B, Revenue Bond	4.000%	11/1/2018	Aa2		400,000	438,224
Norfolk, Water Revenue, Revenue Bond	5.000%	11/1/2016	Aa2		1,075,000	1,152,421
Norfolk, Water Revenue, Revenue Bond	5.000%	11/1/2018	Aa2		725,000	825,333
Richmond, Multiple Utility Impt., Series A, Revenue Bond	5.000%	1/15/2019	Aa2		1,000,000	1,143,740

Investment Portfolio - March 31, 2015

(unaudited)

DIVERSIFIED TAX EXEMPT SERIES	COUPON RATE	MATURITY DATE	CREDIT RATING[1]		PRINCIPAL AMOUNT	VALUE

MUNICIPAL BONDS (continued)
VIRGINIA (continued)
Virginia Resources Authority, Sewer Impt., Series B, Revenue Bond	5.000%	10/1/2019	Aaa		$1,290,000	$1,503,173

						7,623,206

WASHINGTON - 6.9%
Benton County Public Utility District No. 1, Revenue Bond	5.000%	11/1/2018	Aa3		400,000	452,288
Everett Water & Sewer, Revenue Bond	5.000%	12/1/2018	AA	[2]	1,730,000	1,971,318
Everett Water & Sewer, Revenue Bond	5.000%	12/1/2020	AA	[2]	1,330,000	1,577,699
Everett, G.O. Bond[4]	0.420%	12/1/2034	AA	[2]	1,000,000	1,000,760
King County Sewer Revenue, Series B, Revenue Bond	5.000%	1/1/2020	Aa2		750,000	875,903
King County, G.O. Bond	5.000%	1/1/2017	Aa1		2,000,000	2,155,500
Seattle Municipal Light & Power, Series A, Revenue Bond	5.000%	6/1/2019	Aa2		1,675,000	1,932,163
Seattle Municipal Light & Power, Series B, Revenue Bond	4.000%	2/1/2016	Aa2		550,000	567,341
Seattle Municipal Light & Power, Series B, Revenue Bond	5.000%	2/1/2017	Aa2		1,585,000	1,712,703
Seattle, Drainage & Wastewater, Sewer Impt., Revenue Bond	5.000%	9/1/2021	Aa1		2,000,000	2,404,500
Snohomish County Public Utility District No. 1, Revenue Bond	5.000%	12/1/2016	Aa3		740,000	795,426
Tacoma, Sewer Impt., Revenue Bond	5.000%	12/1/2018	Aa2		1,060,000	1,206,216
Tacoma, Sewer Impt., Revenue Bond	4.000%	12/1/2019	Aa2		1,095,000	1,224,024
Tacoma, Water Revenue, Series A, Revenue Bond	4.000%	12/1/2018	Aa2		1,000,000	1,101,760
Washington Health Care Facilities Authority, Multicare Health System, Series A, Revenue Bond, AGC	4.000%	8/15/2016	Aa3		525,000	548,877
Washington Health Care Facilities Authority, Providence Health & Services, Series A, Revenue Bond	5.000%	10/1/2018	Aa3		475,000	534,593
Washington State, Correctional Facilities Impt., Series C, Prerefunded Balance, G.O. Bond, NATL	5.000%	1/1/2027	Aa1		4,905,000	5,281,017
Washington State, Series 2011-A, G.O. Bond	5.000%	1/1/2020	Aa1		2,000,000	2,335,740

						27,677,828

WEST VIRGINIA - 0.3%
Fairmont, Series D, Revenue Bond, AGM	3.000%	7/1/2018	A2		1,210,000	1,284,391

WISCONSIN - 2.3%
Milwaukee Sewerage System, Sewer Impt., Series S1, Revenue Bond	5.000%	6/1/2021	Aa2		470,000	560,108

Investment Portfolio - March 31, 2015

(unaudited)

DIVERSIFIED TAX EXEMPT SERIES	COUPON RATE	MATURITY DATE	CREDIT RATING[1]		PRINCIPAL AMOUNT/ SHARES	VALUE

MUNICIPAL BONDS (continued)
WISCONSIN (continued)
Wisconsin Health & Educational Facilities Authority, Ascension Health Credit, Series A, Revenue Bond	5.000%	11/15/2018	Aa2		$600,000	$679,206
Wisconsin Health & Educational Facilities Authority, Froedtert Health, Series A, Revenue Bond	4.000%	4/1/2017	AA	[2]	565,000	600,397
Wisconsin Health & Educational Facilities Authority, ProHealth Care, Inc., Revenue Bond	3.000%	8/15/2019	A1		510,000	542,931
Wisconsin Public Power, Inc., Series A, Revenue Bond, AGM	5.000%	7/1/2016	A1		515,000	544,303
Wisconsin Public Power, Inc., Series A, Revenue Bond, AGM	5.250%	7/1/2020	A1		1,100,000	1,244,804
Wisconsin State, Public Impt., Prerefunded Balance, Series E, G.O. Bond, FGIC	5.000%	5/1/2015	Aa2		1,000,000	1,003,990
Wisconsin State, Public Impt., Series D, Prerefunded Balance, G.O. Bond	5.000%	5/1/2018	Aa2		400,000	420,332
WPPI Energy, Series A, Revenue Bond	4.000%	7/1/2017	A1		1,120,000	1,202,096
WPPI Energy, Series A, Revenue Bond	5.000%	7/1/2020	A1		2,000,000	2,346,040

						9,144,207

WYOMING - 0.1%
Wyoming Municipal Power Agency, Inc., Series A, Revenue Bond	5.000%	1/1/2018	A2		500,000	552,240

TOTAL MUNICIPAL BONDS (Identified Cost $385,104,241)						387,109,892

SHORT-TERM INVESTMENT - 3.3%

Dreyfus AMT - Free Municipal Reserves - Class R (Identified Cost $13,518,475)	0.00%[5]				13,518,475	13,518,475

TOTAL INVESTMENTS - 99.6% (Identified Cost $398,622,716)						400,628,367
OTHER ASSETS, LESS LIABILITIES - 0.4%						1,453,157

NET ASSETS - 100%						$402,081,524

KEY:

G.O. Bond - General Obligation Bond

Impt. - Improvement

No. - Number

Scheduled principal and interest payments are guaranteed by:

AGC (Assurance Guaranty Corp.)

AGM (Assurance Guaranty Municipal Corp.)

AMBAC (AMBAC Assurance Corp.)

BHAC (Berkshire Hathaway Assurance Corp.)

FGIC (Financial Guaranty Insurance Co.)

Investment Portfolio - March 31, 2015

(unaudited)

NATL (National Public Finance Guarantee Corp.)

The insurance does not guarantee the market value of the municipal bonds.

1Credit ratings from Moody’s (unaudited).

2Credit ratings from S&P (unaudited).

3Credit rating has been withdrawn. As of March 31, 2015, there is no rating available (unaudited).

4The coupon rate is floating and is the effective rate as of March 31, 2015.

5Rate shown is the current yield as of March 31, 2015. Rate is less than 0.01%.

Federal Tax Information:

On March 31, 2015, the identified cost of investments for federal income tax purposes, the resulting gross unrealized appreciation and depreciation, and the net unrealized appreciation were as follows:

Cost for federal income tax purposes	$398,622,716
Unrealized appreciation	2,401,706
Unrealized depreciation	(396,055)

Net unrealized appreciation	$2,005,651

Fair Value Information:

Various inputs are used in determining the value of the Series’ assets or liabilities carried at fair value. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical assets and liabilities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Level 3 includes significant unobservable inputs (including the Series’ own assumptions in determining the fair value of investments). A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the valuation levels used for major security types as of March 31, 2015 in valuing the Series’ assets or liabilities carried at fair value:

DESCRIPTION	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3
Assets:
Debt securities:
States and political subdivisions (municipals)	$387,109,892	$—	$387,109,892	$—
Mutual fund	13,518,475	13,518,475	—	—

Total assets	$400,628,367	$13,518,475	$387,109,892	$—

There were no Level 3 securities held by the Series as of December 31, 2014 or March 31, 2015.

The Fund’s policy is to recognize transfers in and transfers out of the valuation levels as of the beginning of the reporting period. There were no transfers between Level 1 and Level 2 during the three months ended March 31, 2015.

The Investment Portfolio should be read in conjunction with the financial statements and notes to financial statements, which are included in the Series’ audited annual report or unaudited semi-annual report. These reports include additional information about the Series’ security valuation policies and about certain security types invested in by the Series.

Investment Portfolio - March 31, 2015

(unaudited)

NEW YORK TAX EXEMPT SERIES	COUPON RATE	MATURITY DATE	CREDIT RATING[1]		PRINCIPAL AMOUNT	VALUE

NEW YORK MUNICIPAL BONDS - 94.9%
Albany City School District, G.O. Bond, BAM	4.000%	6/15/2017	AA	[2]	$200,000	$214,420
Albany Municipal Water Finance Authority, Series A, Revenue Bond	5.000%	12/1/2016	AA	[2]	505,000	542,415
Albany Municipal Water Finance Authority, Series A, Revenue Bond	5.000%	12/1/2018	AA	[2]	1,295,000	1,466,238
Albany Municipal Water Finance Authority, Series A, Revenue Bond	5.000%	12/1/2019	AA	[2]	1,125,000	1,301,884
Amherst, Public Impt., G.O. Bond	5.000%	9/15/2018	Aa2		365,000	413,038
Arlington Central School District, G.O. Bond	4.000%	12/15/2020	Aa2		400,000	454,156
Arlington Central School District, G.O. Bond	4.000%	12/15/2021	Aa2		300,000	343,479
Auburn City School District, G.O. Bond, BAM	2.000%	6/15/2018	AA	[2]	225,000	231,077
Bay Shore Union Free School District, G.O. Bond	4.000%	1/15/2018	Aa3		1,175,000	1,272,455
Beacon, Public Impt., Series A, G.O. Bond	3.000%	10/1/2018	Aa3		675,000	718,551
Bedford Central School District, G.O. Bond	2.000%	10/15/2021	Aa1		500,000	512,325
Bedford, Public Impt., G.O. Bond	2.000%	6/15/2015	AAA	[2]	275,000	276,083
Binghamton, G.O. Bond, AGM	5.000%	8/15/2017	A2		200,000	203,570
Binghamton, Public Impt., G.O. Bond, MAC	3.125%	1/15/2017	A2		400,000	417,212
Briarcliff Manor, Public Impt., Series A, G.O. Bond	3.000%	2/1/2020	Aa2		265,000	286,012
Brookhaven, Public Impt., Series A, G.O. Bond	2.000%	3/15/2017	Aa2		500,000	514,195
Brookhaven, Public Impt., Series A, G.O. Bond	3.000%	2/1/2019	Aa2		1,385,000	1,480,343
Buffalo Fiscal Stability Authority, Sales Tax & State Aid, Series B, Revenue Bond, NATL	5.000%	9/1/2016	Aa1		525,000	535,390
Cattaraugus County, Highway Impt., G.O. Bond	2.000%	4/15/2019	Aa3		405,000	410,873
Chenango Valley Central School District, G.O. Bond, AGM	2.125%	6/15/2021	A2		500,000	496,645
Clarence Central School District, G.O. Bond	4.000%	5/15/2021	Aa2		250,000	285,400
Clarkstown Central School District, G.O. Bond	4.000%	10/15/2021	Aa2		500,000	560,590
Clarkstown, G.O. Bond	4.000%	5/15/2019	AAA	[2]	375,000	417,555
Copiague Union Free School District, G.O. Bond	2.000%	5/1/2015	A1		500,000	500,730
Cortland County, Public Impt., G.O. Bond, BAM	2.750%	9/1/2017	AA	[2]	265,000	277,185
Cortland County, Public Impt., G.O. Bond, BAM	2.750%	9/1/2019	AA	[2]	305,000	323,465
DeWitt, Public Impt., G.O. Bond	3.000%	5/15/2017	AA	[2]	315,000	330,019
Dutchess County, Public Impt., G.O. Bond	5.000%	10/1/2015	Aa2		250,000	256,083
Dutchess County, Public Impt., G.O. Bond	5.000%	10/1/2018	Aa2		640,000	703,968
Dutchess County, Public Impt., Unrefunded Balance, G.O. Bond, NATL	4.000%	12/15/2016	Aa2		360,000	361,094
East Irondequoit Central School District, G.O. Bond	3.000%	6/15/2018	Aa2		310,000	329,009
East Islip Union Free School District, G.O. Bond	5.000%	6/15/2018	AA	[2]	305,000	342,759
East Islip Union Free School District, Series A, G.O. Bond	4.000%	6/15/2015	AA	[2]	345,000	347,653
Erie County Fiscal Stability Authority, Public Impt., Series A, Revenue Bond	4.000%	3/15/2019	Aa1		600,000	662,160
Erie County Fiscal Stability Authority, Series A, Revenue Bond	4.125%	5/15/2018	Aa1		450,000	491,603

1

Investment Portfolio - March 31, 2015

(unaudited)

NEW YORK TAX EXEMPT SERIES	COUPON RATE	MATURITY DATE	CREDIT RATING[1]		PRINCIPAL AMOUNT	VALUE

NEW YORK MUNICIPAL BONDS (continued)
Erie County Fiscal Stability Authority, Series C, Revenue Bond	5.000%	3/15/2018	Aa1		$1,025,000	$1,142,506
Erie County Water Authority, Revenue Bond	5.000%	12/1/2017	Aa2		300,000	331,827
Essex County, Public Impt., G.O. Bond	5.000%	5/1/2020	AA	[2]	500,000	581,970
Fairport Central School District, School Impt., G.O. Bond	2.000%	6/15/2018	AA	[2]	305,000	314,601
Gananda Central School District, G.O. Bond	3.000%	6/15/2019	AA	[2]	250,000	264,680
Gates Chili Central School District, School Impt., G.O. Bond	2.000%	6/15/2019	Aa3		215,000	220,829
Geneva, Public Impt., G.O. Bond	2.500%	2/1/2017	A	[2]	870,000	898,971
Greece Central School District, G.O. Bond, AGM	5.000%	6/15/2015	Aa3		500,000	504,995
Greece Central School District, G.O. Bond, AGM	4.000%	6/15/2019	Aa3		2,675,000	2,832,424
Herricks Union Free School District, G.O. Bond	2.000%	11/1/2017	Aa2		420,000	433,398
Horseheads Central School District, G.O. Bond	2.000%	6/15/2015	Aa3		540,000	541,890
Huntington, Public Impt., G.O. Bond	3.000%	7/15/2015	Aaa		925,000	932,363
Hyde Park Central School District, G.O. Bond	2.000%	6/15/2018	AA	[2]	355,000	367,524
Iroquois Central School District, School Impt., G.O. Bond	2.000%	6/15/2021	Aa2		500,000	509,010
Islip Union Free School District, School Impt., G.O. Bond	2.250%	3/1/2019	Aa3		475,000	492,181
Jamestown City School District, G.O. Bond	3.000%	4/1/2019	A1		200,000	208,988
Kings Park Central School District, G.O. Bond	2.000%	8/1/2020	Aa2		500,000	512,720
Lockport City School District, G.O. Bond, AGM	2.000%	8/1/2019	A1		450,000	458,987
Long Island Power Authority, Prerefunded Balance, Series A, Revenue Bond, NATL	5.250%	6/1/2016	A3		750,000	793,230
Longwood Central School District, Suffolk County, School Impt., G.O. Bond	2.250%	6/15/2018	AA	[2]	590,000	612,803
Mamaroneck, Various Purposes, Public Impt., G.O. Bond	2.000%	7/15/2020	Aa1		335,000	346,440
Metropolitan Transportation Authority, Transit Impt., Prerefunded Balance, Series A, Revenue Bond, NATL	5.000%	11/15/2016	A3		1,545,000	1,659,407
Metropolitan Transportation Authority, Transit Impt., Prerefunded Balance, Series B, Revenue Bond, NATL	5.000%	11/15/2016	A3		2,590,000	2,781,789
Metropolitan Transportation Authority, Transit Impt., Series 2008C, Revenue Bond	6.500%	11/15/2028	A2		1,000,000	1,192,820
Metropolitan Transportation Authority, Transit Impt., Series A, Revenue Bond, NATL	5.250%	11/15/2017	Aa2		1,000,000	1,115,520
Metropolitan Transportation Authority, Transit Impt., Series A, Revenue Bond, NATL	5.250%	11/15/2018	Aa2		200,000	229,354
Metropolitan Transportation Authority, Transit Impt., Series A-2, Revenue Bond	5.000%	11/15/2017	A2		340,000	376,887
Metropolitan Transportation Authority, Transit Impt., Series C, Revenue Bond	5.000%	11/15/2018	A2		650,000	738,530

2

Investment Portfolio - March 31, 2015

(unaudited)

NEW YORK TAX EXEMPT SERIES	COUPON RATE	MATURITY DATE	CREDIT RATING[1]		PRINCIPAL AMOUNT	VALUE

NEW YORK MUNICIPAL BONDS (continued)
Metropolitan Transportation Authority, Transit Impt., Series C, Revenue Bond	5.000%	11/15/2019	A2		$500,000	$580,165
Metropolitan Transportation Authority, Transit Impt., Series F, Revenue Bond	5.000%	11/15/2017	A2		835,000	925,589
Metropolitan Transportation Authority, Transit Impt., Series F, Revenue Bond	5.000%	11/15/2019	A2		1,000,000	1,160,330
Metropolitan Transportation Authority, Transit Impt., Subseries D-2, Revenue Bond[3]	0.380%	11/15/2044	A2		600,000	600,276
Minisink Valley Central School District, G.O. Bond	2.500%	4/15/2015	AA	[2]	200,000	200,174
Monroe County Water Authority, Revenue Bond	4.500%	8/1/2016	Aa2		310,000	326,532
Monroe County Water Authority, Revenue Bond	5.000%	8/1/2019	Aa2		455,000	522,554
Monroe County, Public Impt., G.O. Bond, BAM	5.000%	6/1/2018	AA	[2]	500,000	558,880
Naples Central School District, G.O. Bond, BAM	2.500%	6/15/2020	AA	[2]	710,000	747,673
Nassau County Interim Finance Authority, Sales Tax Secured, Series A, Revenue Bond	4.000%	11/15/2016	Aa1		400,000	423,444
Nassau County Sewer & Storm Water Finance Authority, Prerefunded Balance, Series A, Revenue Bond, BHAC	5.000%	11/1/2018	AA	[2]	350,000	399,371
Nassau County Sewer & Storm Water Finance Authority, Sewer Impt., Series A, Revenue Bond	5.000%	10/1/2017	Aa3		500,000	553,185
Nassau County Sewer & Storm Water Finance Authority, Sewer Impt., Series A, Revenue Bond	5.000%	10/1/2018	Aa3		500,000	568,800
Nassau County, Public Impt., Series A, G.O. Bond	5.000%	4/1/2018	A2		500,000	557,160
Nassau County, Public Impt., Series A, G.O. Bond	5.000%	4/1/2019	A2		2,425,000	2,765,009
New Rochelle City School District, G.O. Bond	5.000%	12/15/2017	Aa2		365,000	406,157
New York City Transitional Finance Authority, Building Aid, Public Impt., Series S-1, Revenue Bond	5.000%	7/15/2018	Aa2		1,000,000	1,127,110
New York City Transitional Finance Authority, Building Aid, Public Impt., Series S-1, Revenue Bond	5.000%	7/15/2019	Aa2		1,000,000	1,151,790
New York City Transitional Finance Authority, Future Tax Secured, Prerefunded Balance, Revenue Bond	5.000%	8/1/2016	WR	[4]	770,000	817,062
New York City Transitional Finance Authority, Future Tax Secured, Prerefunded Balance, Series B, Revenue Bond	5.000%	5/1/2017	WR	[4]	285,000	310,884
New York City Transitional Finance Authority, Future Tax Secured, Prerefunded Balance, Series B, Revenue Bond	5.000%	5/1/2017	WR	[4]	275,000	299,915
New York City Transitional Finance Authority, Future Tax Secured, Prerefunded Balance, Subseries A-1, Revenue Bond	5.000%	8/1/2016	WR	[4]	255,000	270,586
New York City Transitional Finance Authority, Future Tax Secured, Prerefunded Balance, Subseries A-1, Revenue Bond	5.000%	11/1/2017	Aa1		1,000,000	1,109,330

3

Investment Portfolio - March 31, 2015

(unaudited)

NEW YORK TAX EXEMPT SERIES	COUPON RATE	MATURITY DATE	CREDIT RATING[1]		PRINCIPAL AMOUNT	VALUE

NEW YORK MUNICIPAL BONDS (continued)
New York City Transitional Finance Authority, Future Tax Secured, Public Impt., Subseries F-1, Revenue Bond	5.000%	2/1/2019	Aa1		$1,500,000	$1,711,065
New York City Transitional Finance Authority, Future Tax Secured, Series D, Revenue Bond	5.000%	11/1/2017	Aa1		1,165,000	1,291,414
New York City Transitional Finance Authority, Future Tax Secured, Unrefunded Balance, Series D, Revenue Bond	5.000%	11/1/2015	Aa1		1,650,000	1,696,943
New York City Water & Sewer System, Prerefunded Balance, Series BB, Revenue Bond	5.000%	6/15/2017	Aa2		200,000	211,322
New York City Water & Sewer System, Prerefunded Balance, Series EE, Revenue Bond	5.000%	6/15/2017	Aa2		450,000	493,092
New York City Water & Sewer System, Prerefunded Balance, Series EE, Revenue Bond	5.000%	6/15/2018	Aa2		175,000	197,607
New York City Water & Sewer System, Series AA, Revenue Bond	5.000%	6/15/2020	Aa2		950,000	1,074,925
New York City Water & Sewer System, Series AA, Revenue Bond	5.000%	6/15/2021	Aa2		1,905,000	2,155,507
New York City Water & Sewer System, Series BB, Revenue Bond	5.000%	6/15/2020	Aa2		500,000	579,260
New York City Water & Sewer System, Series EE, Revenue Bond	5.000%	6/15/2019	Aa2		1,425,000	1,642,313
New York City Water & Sewer System, Series FF-1, Revenue Bond	5.000%	6/15/2018	Aa2		750,000	843,353
New York City Water & Sewer System, Series GG, Revenue Bond	5.000%	6/15/2017	Aa2		465,000	479,833
New York City Water & Sewer System, Series GG, Revenue Bond	4.000%	6/15/2020	Aa2		700,000	786,044
New York City, Public Impt., Prerefunded Balance, Series A, G.O. Bond	5.000%	8/1/2015	WR	[4]	2,765,000	2,809,074
New York City, Public Impt., Prerefunded Balance, Subseries F-1, G.O. Bond, XLCA	5.000%	9/1/2015	Aa2		490,000	499,756
New York City, Public Impt., Subseries D-1, G.O. Bond	5.000%	10/1/2018	Aa2		915,000	1,035,496
New York City, Public Impt., Unrefunded Balance, Subseries F-1, G.O. Bond, XLCA	5.000%	9/1/2019	Aa2		10,000	10,201
New York City, Series A, G.O. Bond, AGM	5.000%	8/1/2015	Aa2		205,000	208,344
New York City, Series B, G.O. Bond	5.000%	8/1/2017	Aa2		1,000,000	1,099,050
New York City, Series B, G.O. Bond	5.000%	8/1/2018	Aa2		1,000,000	1,126,690
New York City, Series E, G.O. Bond	5.000%	8/1/2017	Aa2		2,000,000	2,198,100
New York City, Series F, G.O. Bond	5.000%	8/1/2018	Aa2		450,000	507,011
New York City, Series H, G.O. Bond	4.000%	8/1/2017	Aa2		1,800,000	1,936,710
New York City, Series H, G.O. Bond	4.000%	8/1/2018	Aa2		250,000	273,517
New York City, Series H, G.O. Bond	5.000%	8/1/2019	Aa2		680,000	782,558
New York Local Government Assistance Corp., Sub Lien, Series A, Revenue Bond	5.000%	4/1/2015	AAA	[2]	1,000,000	1,000,000

4

Investment Portfolio - March 31, 2015

(unaudited)

NEW YORK TAX EXEMPT SERIES	COUPON RATE	MATURITY DATE	CREDIT RATING[1]		PRINCIPAL AMOUNT	VALUE

NEW YORK MUNICIPAL BONDS (continued)
New York Local Government Assistance Corp., Subseries A-5/6, Revenue Bond	5.500%	4/1/2019	Aa1		$445,000	$521,611
New York Municipal Bond Bank Agency, Revenue Bond	4.000%	12/1/2017	AA	[2]	2,000,000	2,167,200
The New York Power Authority, Series A, Revenue Bond	4.000%	11/15/2018	Aa1		220,000	242,202
The New York Power Authority, Series A, Revenue Bond, FGIC	5.000%	11/15/2016	Aa1		900,000	927,000
The New York Power Authority, Series C, Revenue Bond, NATL	5.000%	11/15/2017	Aa1		500,000	554,385
New York State Dormitory Authority, Consolidated Service Contract, Revenue Bond	5.000%	7/1/2019	Aa2		750,000	861,345
New York State Dormitory Authority, Public Impt., Series B, Revenue Bond	5.000%	3/15/2019	Aa1		1,000,000	1,143,690
New York State Dormitory Authority, Public Impt., Series D, Revenue Bond	5.000%	6/15/2018	Aa1		2,500,000	2,811,175
New York State Dormitory Authority, Public Impt., Series E, Revenue Bond	5.000%	8/15/2017	Aa1		3,000,000	3,302,970
New York State Dormitory Authority, Rochester Institute of Technology, Prerefunded Balance, Series A, Revenue Bond	5.750%	7/1/2018	A1		500,000	575,750
New York State Dormitory Authority, Rochester Institute of Technology, Revenue Bond	4.000%	7/1/2017	A1		300,000	321,780
New York State Dormitory Authority, School Impt., Series A, Revenue Bond, AGM	3.000%	10/1/2017	A2		750,000	789,413
New York State Dormitory Authority, Series F, Revenue Bond, AGM	5.000%	10/1/2017	A2		2,750,000	3,038,887
New York State Dormitory Authority, Series F, Revenue Bond, AGM	5.000%	10/1/2018	A2		500,000	567,320
New York State Dormitory Authority, University & College Impt., Series A, Revenue Bond	5.000%	3/15/2017	Aa1		500,000	543,435
New York State Dormitory Authority, University & College Impt., Series A, Revenue Bond	5.000%	7/1/2020	Aa3		225,000	260,118
New York State Environmental Facilities Corp., Public Impt., Series A, Revenue Bond	5.000%	12/15/2017	Aa1		1,300,000	1,446,588
New York State Environmental Facilities Corp., Revenue Bond	5.000%	6/15/2017	Aaa		1,000,000	1,095,910
New York State Environmental Facilities Corp., Revenue Bond	5.000%	6/15/2019	Aaa		1,500,000	1,734,075
New York State Environmental Facilities Corp., Subseries A, Revenue Bond	5.000%	6/15/2019	Aaa		2,220,000	2,566,431
New York State Environmental Facilities Corp., Subseries A, Revenue Bond	5.000%	6/15/2020	Aaa		1,250,000	1,480,400
New York State Environmental Facilities Corp., Water Utility Impt., Series E, Revenue Bond	4.000%	11/15/2018	Aaa		500,000	550,270

5

Investment Portfolio - March 31, 2015

(unaudited)

NEW YORK TAX EXEMPT SERIES	COUPON RATE	MATURITY DATE	CREDIT RATING[1]		PRINCIPAL AMOUNT	VALUE

NEW YORK MUNICIPAL BONDS (continued)
New York State Thruway Authority Highway & Bridge Trust Fund, Series B, Revenue Bond	5.000%	4/1/2018	AA	[2]	$225,000	$251,537
New York State Thruway Authority Highway & Bridge Trust Fund, Series B, Revenue Bond	5.000%	4/1/2019	AA	[2]	350,000	396,592
New York State Thruway Authority, Highway Impt., Series A, Revenue Bond	5.000%	3/15/2017	Aa1		470,000	510,443
New York State Thruway Authority, Highway Impt., Series A, Revenue Bond	5.000%	3/15/2020	Aa1		550,000	644,231
New York State Thruway Authority, Highway Impt., Series I, Revenue Bond	5.000%	1/1/2018	A2		590,000	652,658
New York State Thruway Authority, Highway Impt., Series I, Revenue Bond	4.000%	1/1/2019	A2		525,000	573,883
New York State Thruway Authority, Prerefunded Balance, Series B, Revenue Bond AMBAC	5.000%	10/1/2015	WR	[4]	335,000	343,050
New York State Thruway Authority, Revenue Bond	5.000%	4/1/2018	AA	[2]	2,025,000	2,263,829
New York State Thruway Authority, Unrefunded Balance, Series B, Revenue Bond AMBAC	5.000%	4/1/2019	AA	[2]	2,165,000	2,216,549
New York State Urban Development Corp., Public Impt., Series A-2, Revenue Bond, AMBAC	5.500%	3/15/2017	Aa1		505,000	553,359
New York State Urban Development Corp., Public Impt., Series B, Revenue Bond	5.000%	3/15/2017	Aa1		675,000	733,084
New York State Urban Development Corp., Service Contract, Series D, Revenue Bond	5.250%	1/1/2017	AA	[2]	1,500,000	1,622,055
New York State, Water Utility Impt., Series A, G.O. Bond	5.000%	3/1/2018	Aa1		3,440,000	3,852,215
New York State, Water Utility Impt., Series A, G.O. Bond	5.000%	3/1/2021	Aa1		1,000,000	1,200,930
New York State, Water Utility Impt., Series E, G.O. Bond	5.000%	12/15/2019	Aa1		565,000	663,389
Niagara County, Water Utility Impt., G.O. Bond	2.000%	2/1/2020	Aa3		500,000	513,215
Niagara-Wheatfield Central School District, Prerefunded Balance, G.O. Bond, NATL	4.125%	2/15/2019	A2		610,000	650,443
Niagara-Wheatfield Central School District, Prerefunded Balance, G.O. Bond, NATL	4.125%	2/15/2020	A2		850,000	906,355
Niskayuna Central School District, G.O. Bond	3.000%	4/15/2018	AA	[2]	360,000	381,193
North Colonie Central School District, G.O. Bond	4.000%	7/15/2020	AA	[2]	400,000	450,760
North Hempstead, G.O. Bond	3.000%	5/1/2015	Aa1		375,000	375,896
Oneida County, Public Impt., G.O. Bond, AGM	2.500%	5/15/2019	A1		500,000	525,665
Oneida County, Public Impt., G.O. Bond, AGM	3.000%	5/1/2020	A1		400,000	419,624
Onondaga County, Public Impt., G.O. Bond	4.000%	5/1/2017	Aa2		500,000	535,005
Onondaga County, Public Impt., G.O. Bond	4.000%	5/1/2018	Aa2		1,400,000	1,525,580
Onondaga County, Public Impt., G.O. Bond	5.000%	5/1/2020	Aa2		250,000	294,325
Onondaga County, Public Impt., Series A, G.O. Bond	5.000%	3/1/2017	Aa2		220,000	238,614
Ontario County, Public Impt., G.O. Bond	3.000%	4/15/2015	Aa1		200,000	200,216
Orange County, Public Impt., G.O. Bond, AGM	2.000%	8/15/2017	Aa3		260,000	267,940

6

Investment Portfolio - March 31, 2015

(unaudited)

NEW YORK TAX EXEMPT SERIES	COUPON RATE	MATURITY DATE	CREDIT RATING[1]		PRINCIPAL AMOUNT	VALUE

NEW YORK MUNICIPAL BONDS (continued)
Orange County, Series A, G.O. Bond	5.000%	7/15/2015	Aa3		$500,000	$507,015
Orange County, Series A, G.O. Bond	5.000%	7/15/2017	Aa3		550,000	603,878
Ossining Union Free School District, School Impt., G.O. Bond	2.250%	9/1/2016	Aa2		730,000	750,068
Pittsford Central School District, G.O. Bond	4.000%	10/1/2021	Aa1		350,000	399,515
Pleasantville Union Free School District, School Impt., G.O. Bond	4.000%	5/1/2015	Aa2		530,000	531,648
Port Authority of New York & New Jersey, Airport & Marina Impt., Series 173, Revenue Bond	5.000%	12/1/2018	Aa3		1,665,000	1,898,649
Port Authority of New York & New Jersey, Airport & Marina Impt., Series 179, Revenue Bond	5.000%	12/1/2016	Aa3		460,000	494,988
Port Authority of New York & New Jersey, Airport & Marina Impt., Series 179, Revenue Bond	5.000%	12/1/2018	Aa3		400,000	456,132
Port Authority of New York & New Jersey, Series 180, Revenue Bond	4.000%	6/1/2016	Aa3		400,000	417,036
Port Authority of New York & New Jersey, Series 180, Revenue Bond	4.000%	6/1/2019	Aa3		200,000	222,330
Port Washington Union Free School District, G.O. Bond	4.000%	7/1/2017	Aa1		300,000	322,269
Putnam County, Parking Facility Impt., G.O. Bond	2.000%	11/15/2018	Aa2		300,000	309,588
Rensselaer County, Nursing Homes, Public Impt., G.O. Bond	2.000%	7/15/2020	AA	[2]	930,000	946,312
Rochester, School Impt., Series A, G.O. Bond, AMBAC	5.000%	8/15/2022	Aa3		95,000	114,105
Rochester, School Impt., Series II, G.O. Bond	5.000%	2/1/2019	Aa3		1,625,000	1,854,093
Roslyn Union Free School District, G.O. Bond	5.000%	10/15/2020	Aa1		215,000	254,237
Sachem Central School District, G.O. Bond	3.000%	7/15/2016	AA	[2]	1,005,000	1,038,215
Sachem Central School District, G.O. Bond, NATL	5.250%	10/15/2017	A3		225,000	249,635
Saratoga Springs City School District, G.O. Bond	4.000%	6/15/2015	AA	[2]	500,000	503,970
Scarsdale Union Free School District, G.O. Bond	4.000%	6/1/2015	Aaa		270,000	271,723
Scarsdale Union Free School District, G.O. Bond	5.000%	2/1/2017	Aaa		320,000	345,690
Shenendehowa Central School District, G.O. Bond	4.000%	7/15/2020	AA	[2]	475,000	538,641
Skaneateles Central School District, G.O. Bond	2.000%	6/15/2015	AA	[2]	660,000	662,356
Skaneateles Central School District, G.O. Bond	4.000%	6/15/2015	AA	[2]	280,000	282,148
South Glens Falls Central School District, Unrefunded Balance, G.O. Bond, NATL	5.375%	6/15/2018	A1		95,000	96,004
South Jefferson Central School District, G.O. Bond, BAM	2.000%	6/15/2019	AA	[2]	710,000	725,151
South Orangetown Central School District, G.O. Bond	3.000%	8/1/2015	Aa2		230,000	232,072
Southampton Union Free School District, G.O. Bond	2.500%	6/1/2015	Aaa		950,000	953,733
Suffolk County Water Authority, Revenue Bond	5.000%	6/1/2021	AA	[2]	1,225,000	1,467,648
Suffolk County Water Authority, Revenue Bond	4.000%	6/1/2022	AA	[2]	200,000	227,278
Suffolk County Water Authority, Water Utility Impt., Prerefunded Balance, Revenue Bond, NATL	4.500%	6/1/2027	A3		1,160,000	1,168,352

7

Investment Portfolio - March 31, 2015

(unaudited)

NEW YORK TAX EXEMPT SERIES	COUPON RATE	MATURITY DATE	CREDIT RATING[1]		PRINCIPAL AMOUNT	VALUE

NEW YORK MUNICIPAL BONDS (continued)
Suffolk County Water Authority, Water Utility Impt., Revenue Bond	5.000%	6/1/2018	AA	[2]	$2,000,000	$2,245,160
Suffolk County Water Authority, Water Utility Impt., Revenue Bond	5.000%	6/1/2019	AA	[2]	775,000	891,599
Suffolk County Water Authority, Water Utility Impt., Series A, Revenue Bond	5.000%	6/1/2018	AA	[2]	200,000	224,516
Suffolk County, G.O. Bond, AGM	5.000%	2/1/2018	A2		500,000	556,585
Suffolk County, Series B, G.O. Bond, AGM	5.000%	10/1/2019	AA	[2]	1,000,000	1,156,220
Sullivan County, Public Impt., G.O. Bond	2.000%	6/1/2019	AA	[2]	1,015,000	1,046,638
Syracuse, Public Impt., Series A, G.O. Bond, AGM	4.000%	6/1/2018	A1		545,000	594,044
Three Village Central School District Brookhaven & Smithtown, G.O. Bond	3.500%	5/1/2015	Aa2		1,000,000	1,002,810
Tonawanda, Public Impt., G.O. Bond	2.000%	6/1/2017	AA	[2]	260,000	266,677
Tonawanda, Public Impt., G.O. Bond	2.000%	6/1/2018	AA	[2]	365,000	375,191
Tonawanda, Public Impt., G.O. Bond	2.000%	6/1/2019	AA	[2]	355,000	363,371
Triborough Bridge & Tunnel Authority, General Purpose, Prerefunded Balance, Series A, Revenue Bond, NATL	4.750%	1/1/2016	AA	[2]	245,000	253,330
Triborough Bridge & Tunnel Authority, Highway Impt., Prerefunded Balance, Series A, Revenue Bond	5.000%	5/15/2018	Aa3		530,000	596,764
Triborough Bridge & Tunnel Authority, Highway Impt., Series A, Revenue Bond	5.000%	11/15/2018	Aa3		890,000	1,013,007
Triborough Bridge & Tunnel Authority, Highway Impt., Series A, Revenue Bond	5.000%	11/15/2019	Aa3		1,075,000	1,252,730
Triborough Bridge & Tunnel Authority, Prerefunded Balance, Series C, Revenue Bond	5.000%	11/15/2018	WR	[4]	305,000	348,526
Triborough Bridge & Tunnel Authority, Prerefunded Balance, Subseries D, Revenue Bond	5.000%	11/15/2018	WR	[4]	310,000	354,479
Triborough Bridge & Tunnel Authority, Series B, Revenue Bond	4.000%	11/15/2017	Aa3		1,325,000	1,436,247
Triborough Bridge & Tunnel Authority, Series B, Revenue Bond	5.000%	11/15/2017	Aa3		350,000	388,455
Triborough Bridge & Tunnel Authority, Series B, Revenue Bond	4.000%	11/15/2018	Aa3		250,000	275,697
Triborough Bridge & Tunnel Authority, Series B, Revenue Bond	5.000%	11/15/2019	Aa3		820,000	955,571
Triborough Bridge & Tunnel Authority, Series B, Revenue Bond	5.000%	11/15/2022	Aa3		1,000,000	1,227,560
Triborough Bridge & Tunnel Authority, Series C, Revenue Bond	5.000%	11/15/2018	Aa3		500,000	569,105
Ulster County, Public Impt., G.O. Bond	4.000%	11/15/2019	AA	[2]	510,000	569,328
Union Endicott Central School District, G.O. Bond, BAM	2.125%	6/15/2019	AA	[2]	580,000	598,264
Union Endicott Central School District, G.O. Bond, NATL	4.125%	6/15/2015	A3		865,000	871,894
Voorheesville Central School District, G.O. Bond	5.000%	6/15/2021	AA	[2]	500,000	593,275

8

Investment Portfolio - March 31, 2015

(unaudited)

NEW YORK TAX EXEMPT SERIES	COUPON RATE	MATURITY DATE	CREDIT RATING[1]		PRINCIPAL AMOUNT/SHARES	VALUE

NEW YORK MUNICIPAL BONDS (continued)
Warren County, Public Impt., G.O. Bond, AGM	4.000%	7/15/2020	AA	[2]	$500,000	$552,550
Wayne County, Public Impt., G.O. Bond	3.000%	6/1/2021	Aa2		295,000	318,036
Webster Central School District, G.O. Bond	4.000%	10/1/2018	AA	[2]	375,000	411,353
Wellsville Central School District, G.O. Bond, AGM	4.000%	6/15/2016	A2		950,000	988,503
Westchester County, Prerefunded Balance, Series A, G.O. Bond	3.000%	10/15/2017	WR	[4]	5,000	5,286
Westchester County, Unrefunded Balance, Series A, G.O. Bond	3.000%	10/15/2017	Aa1		410,000	433,768
Westchester County, Unrefunded Balance, Series C, G.O. Bond	5.000%	11/1/2017	Aa1		495,000	549,292
Wilson Central School District, G.O. Bond	3.000%	6/15/2018	Aa3		420,000	444,935
Yonkers, Series C, G.O. Bond, AGM	2.000%	10/15/2017	A2		500,000	512,375

TOTAL MUNICIPAL BONDS (Identified Cost $176,080,395)						177,059,649

SHORT-TERM INVESTMENT - 4.5%

Dreyfus BASIC New York Municipal Money Market Fund (Identified Cost $8,460,617)	0.00%[5]				8,460,617	8,460,617

TOTAL INVESTMENTS - 99.4% (Identified Cost $184,541,012)						185,520,266
OTHER ASSETS, LESS LIABILITIES - 0.6%						1,181,436

NET ASSETS - 100%						$186,701,702

KEY:

G.O. Bond—General Obligation Bond

Impt.—Improvement

Scheduled principal and interest payments are guaranteed by:

AGM (Assurance Guaranty Municipal Corp.)

AMBAC (AMBAC Assurance Corp.)

BAM (Build America Mutual Assurance Co.)

BHAC (Berkshire Hathaway Assurance Corp.)

FGIC (Financial Guaranty Insurance Co.)

MAC (Municipal Assurance Corp.)

NATL (National Public Finance Guarantee Corp.)

XLCA (XL Capital Assurance)

The insurance does not guarantee the market value of the municipal bonds.

1Credit ratings from Moody’s (unaudited).

2Credit ratings from S&P (unaudited).

3The coupon rate is floating and is the effective rate as of March 31, 2015.

4Credit rating has been withdrawn. As of March 31, 2015, there is no rating available (unaudited).

5Rate shown is the current yield as of March 31, 2015. Rate is less than 0.01%.

9

Investment Portfolio - March 31, 2015

(unaudited)

Federal Tax Information:

On March 31, 2015, the identified cost of investments for federal income tax purposes, the resulting gross unrealized appreciation and depreciation, and the net unrealized appreciation were as follows:

Cost for federal income tax purposes	$184,541,012
Unrealized appreciation	1,127,858
Unrealized depreciation	(148,604)

Net unrealized appreciation	$979,254

Fair Value Information:

Various inputs are used in determining the value of the Series’ assets or liabilities carried at fair value. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical assets and liabilities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Level 3 includes significant unobservable inputs (including the Series’ own assumptions in determining the fair value of investments). A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the valuation levels used for major security types as of March 31, 2015 in valuing the Series’ assets or liabilities carried at fair value:

DESCRIPTION	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3
Assets:
Debt securities:
States and political subdivisions (municipals)	$177,059,649	$—	$177,059,649	$—
Mutual fund	8,460,617	8,460,617	—	—

Total assets	$185,520,266	$8,460,617	$177,059,649	$—

There were no Level 3 securities held by the Series as of December 31, 2014 or March 31, 2015.

The Fund’s policy is to recognize transfers in and transfers out of the valuation levels as of the beginning of the reporting period. There were no transfers between Level 1 and Level 2 during the three months ended March 31, 2015.

The Investment Portfolio should be read in conjunction with the financial statements and notes to financial statements, which are included in the Series’ audited annual report or unaudited semi-annual report. These reports include additional information about the Series’ security valuation policies and about certain security types invested in by the Series.

10

Investment Portfolio - March 31, 2015

(unaudited)

CORE BOND SERIES	CREDIT RATING[1]		PRINCIPAL AMOUNT	VALUE

CORPORATE BONDS - 65.3%
Convertible Corporate Bonds - 0.5%
Consumer Discretionary - 0.5%
Internet & Catalog Retail - 0.5%
The Priceline Group, Inc., 0.35%, 6/15/2020 (Identified Cost $800,738)	BBB	[2]	$655,000	$747,519

Non-Convertible Corporate Bonds - 64.8%
Consumer Discretionary - 7.2%
Automobiles - 0.8%
Ford Motor Credit Co. LLC, 8.125%, 1/15/2020	Baa3		1,000,000	1,249,505

Diversified Consumer Services - 1.0%
Block Financial LLC, 5.50%, 11/1/2022	Baa2		1,470,000	1,627,046

Household Durables - 2.5%
NVR, Inc., 3.95%, 9/15/2022	Baa2		1,775,000	1,857,712
Tupperware Brands Corp., 4.75%, 6/1/2021	Baa3		1,512,000	1,635,428
Whirlpool Corp., 2.40%, 3/1/2019	Baa2		385,000	390,004

				3,883,144

Media - 1.8%
21st Century Fox America, Inc., 6.90%, 3/1/2019	Baa1		615,000	727,760
DIRECTV Holdings LLC - DIRECTV Financing Co., Inc., 5.20%, 3/15/2020	Baa2		1,280,000	1,444,668
Discovery Communications LLC, 5.05%, 6/1/2020	Baa2		635,000	706,801

				2,879,229

Multiline Retail - 0.6%
Macy’s Retail Holdings, Inc., 2.875%, 2/15/2023	Baa2		945,000	939,436

Textiles, Apparel & Luxury Goods - 0.5%
Coach, Inc., 4.25%, 4/1/2025	Baa2		735,000	744,977

Total Consumer Discretionary				11,323,337

Consumer Staples - 1.1%
Beverages - 1.1%
Anheuser-Busch InBev Worldwide, Inc. (Belgium), 7.75%, 1/15/2019	A2		350,000	423,565
Pernod-Ricard S.A. (France)[3], 5.75%, 4/7/2021	Baa3		755,000	876,156
SABMiller plc (United Kingdom)[3], 6.50%, 7/15/2018	Baa1		350,000	400,708

Total Consumer Staples				1,700,429

Energy - 9.1%
Energy Equipment & Services - 1.7%
Baker Hughes, Inc., 7.50%, 11/15/2018	A2		885,000	1,054,502
Ensco plc, 5.20%, 3/15/2025	Baa1		775,000	776,205
Schlumberger Oilfield plc[3], 4.20%, 1/15/2021	Aa3		730,000	802,711

				2,633,418

Oil, Gas & Consumable Fuels - 7.4%
BP Capital Markets plc (United Kingdom), 1.674%, 2/13/2018	A2		750,000	753,547

1

Investment Portfolio - March 31, 2015

(unaudited)

CORE BOND SERIES	CREDIT RATING[1]		PRINCIPAL AMOUNT	VALUE

CORPORATE BONDS (continued)
Non-Convertible Corporate Bonds (continued)
Energy (continued)
Oil, Gas & Consumable Fuels (continued)
BP Capital Markets plc (United Kingdom), 3.535%, 11/4/2024	A2		$750,000	$763,789
CNOOC Nexen Finance 2014 ULC (China), 1.625%, 4/30/2017	Aa3		790,000	788,175
El Paso Natural Gas Co. LLC, 8.625%, 1/15/2022	Baa3		180,000	224,845
EOG Resources, Inc., 3.15%, 4/1/2025	A3		325,000	331,450
Hess Corp., 8.125%, 2/15/2019	Baa2		630,000	756,407
Hiland Partners LP - Hiland Partners Finance Corp.[3], 7.25%, 10/1/2020	Baa3		500,000	538,750
Kinder Morgan, Inc.[3], 5.625%, 11/15/2023	Baa3		1,650,000	1,814,399
Petrobras Global Finance B.V. (Brazil), 3.875%, 1/27/2016	Ba2		1,540,000	1,510,555
Petrobras Global Finance B.V. (Brazil)[4], 1.881%, 5/20/2016	Ba2		1,200,000	1,134,120
Petroleos Mexicanos (Mexico), 5.75%, 3/1/2018	A3		680,000	746,980
Petroleos Mexicanos (Mexico)[3], 4.50%, 1/23/2026	A3		1,150,000	1,171,850
Talisman Energy, Inc. (Canada), 3.75%, 2/1/2021	Baa3		780,000	767,476
Woodside Finance Ltd. (Australia)[3], 3.65%, 3/5/2025	Baa1		400,000	396,402

				11,698,745

Total Energy				14,332,163

Financials - 32.2%
Banks - 10.0%
Bank of America Corp., 5.42%, 3/15/2017	Baa3		1,193,000	1,274,233
Bank of America Corp., 4.00%, 1/22/2025	Baa3		625,000	630,058
Barclays Bank plc (United Kingdom), 5.14%, 10/14/2020	Baa3		580,000	644,389
Barclays Bank plc (United Kingdom)[3], 10.179%, 6/12/2021	Baa3		610,000	834,462
BBVA Bancomer S.A. (Mexico)[3], 6.75%, 9/30/2022	Baa2		1,185,000	1,339,879
Citigroup, Inc., 1.80%, 2/5/2018	Baa2		1,000,000	1,002,088
Citigroup, Inc., 3.875%, 3/26/2025	Baa3		765,000	767,873
HSBC USA Capital Trust I (United Kingdom)[3], 7.808%, 12/15/2026	Baa1		400,000	403,251
ING Bank N.V. (Netherlands)[3], 1.80%, 3/16/2018	A2		450,000	452,787
Intesa Sanpaolo S.p.A. (Italy), 2.375%, 1/13/2017	Baa2		770,000	779,181
Intesa Sanpaolo S.p.A. (Italy), 3.875%, 1/15/2019	Baa2		800,000	843,751
Intesa Sanpaolo S.p.A. (Italy)[3], 6.50%, 2/24/2021	Baa2		800,000	950,210
JPMorgan Chase & Co., 4.95%, 3/25/2020	A3		500,000	562,589
Lloyds Bank plc (United Kingdom)[3], 6.50%, 9/14/2020	Baa2		2,445,000	2,872,550
National Australia Bank Ltd. (Australia)[3], 2.00%, 2/22/2019	Aaa		775,000	787,726
Santander Bank N.A., 8.75%, 5/30/2018	Baa2		650,000	767,358
Santander Issuances S.A.U. (Spain)[3], 5.911%, 6/20/2016	Baa2		750,000	783,636

				15,696,021

Capital Markets - 4.8%
Drawbridge Special Opportunities Fund LP - Drawbridge Special Opportunities Finance[3], 5.00%, 8/1/2021	BBB	[2]	400,000	398,000
The Goldman Sachs Group, Inc., 7.50%, 2/15/2019	Baa1		1,100,000	1,312,829
The Goldman Sachs Group, Inc.[4], 1.861%, 11/29/2023	Baa1		755,000	778,192

2

Investment Portfolio - March 31, 2015

(unaudited)

CORE BOND SERIES	CREDIT RATING[1]		PRINCIPAL AMOUNT	VALUE

CORPORATE BONDS (continued)
Non-Convertible Corporate Bonds (continued)
Financials (continued)
Capital Markets (continued)
Morgan Stanley, 2.125%, 4/25/2018	Baa2		$1,400,000	$1,415,376
Morgan Stanley, 5.00%, 11/24/2025	Baa3		950,000	1,049,422
TD Ameritrade Holding Corp., 2.95%, 4/1/2022	A3		1,000,000	1,016,737
UBS AG (Switzerland)[4], 7.25%, 2/22/2022	BBB	[2]	475,000	511,175
UBS AG (Switzerland), 7.625%, 8/17/2022	BBB	[2]	435,000	527,601
UBS AG (Switzerland)[4], 4.75%, 5/22/2023	BBB	[2]	510,000	527,414

				7,536,746

Consumer Finance - 0.6%
Discover Bank, 4.20%, 8/8/2023	Baa3		865,000	914,898

Diversified Financial Services - 3.5%
CME Group, Inc., 3.00%, 3/15/2025	Aa3		500,000	505,077
General Electric Capital Corp.[4], 0.635%, 5/5/2026	A1		1,270,000	1,191,275
General Electric Capital Corp.[5,6], 7.125%	Baa1		850,000	997,688
ING Bank N.V. (Netherlands)[3], 5.80%, 9/25/2023	Baa2		735,000	832,107
ING Bank N.V. (Netherlands)[4], 4.125%, 11/21/2023	Baa2		790,000	817,531
Jefferies Group LLC, 8.50%, 7/15/2019	Baa3		650,000	777,407
Peachtree Corners Funding Trust[3], 3.976%, 2/15/2025	Baa2		350,000	355,052

				5,476,137

Insurance - 8.2%
Aegon N.V. (Netherlands)[4,5], 2.138%	Baa1		875,000	750,313
American International Group, Inc., 4.875%, 6/1/2022	Baa1		2,450,000	2,784,312
Assured Guaranty US Holdings, Inc., 5.00%, 7/1/2024	Baa2		2,950,000	3,157,117
AXA S.A. (France)[4,5], 2.007%	A3		1,725,000	1,500,750
First American Financial Corp., 4.30%, 2/1/2023	Baa3		915,000	916,204
First American Financial Corp., 4.60%, 11/15/2024	Baa3		250,000	261,265
The Hartford Financial Services Group, Inc., 5.125%, 4/15/2022	Baa3		1,980,000	2,256,248
Prudential Financial, Inc.[4], 5.875%, 9/15/2042	Baa2		1,130,000	1,227,463

				12,853,672

Real Estate Investment Trusts (REITS) - 5.1%
American Campus Communities Operating Partnership LP, 3.75%, 4/15/2023	Baa3		730,000	739,900
Brixmor Operating Partnership LP, 3.85%, 2/1/2025	Baa3		750,000	750,615
Digital Realty Trust LP, 5.875%, 2/1/2020	Baa2		1,305,000	1,479,993
Digital Realty Trust LP, 5.25%, 3/15/2021	Baa2		45,000	50,083
Duke Realty LP, 3.75%, 12/1/2024	Baa2		750,000	769,796
Health Care REIT, Inc., 4.95%, 1/15/2021	Baa2		990,000	1,099,655
Hospitality Properties Trust, 6.70%, 1/15/2018	Baa2		665,000	731,795
Hospitality Properties Trust, 4.50%, 3/15/2025	Baa2		700,000	716,256
Simon Property Group LP, 10.35%, 4/1/2019	A2		990,000	1,283,238

3

Investment Portfolio - March 31, 2015

(unaudited)

CORE BOND SERIES	CREDIT RATING[1]		PRINCIPAL AMOUNT	VALUE

CORPORATE BONDS (continued)
Non-Convertible Corporate Bonds (continued)
Financials (continued)
Real Estate Investment Trusts (REITS) (continued)
Ventas Realty LP - Ventas Capital Corp., 4.75%, 6/1/2021	Baa1		$300,000	$331,193

				7,952,524

Total Financials				50,429,998

Health Care - 2.4%
Biotechnology - 0.5%
Amgen, Inc., 2.20%, 5/22/2019	Baa1		765,000	774,885

Health Care Equipment & Supplies - 0.2%
Zimmer Holdings, Inc., 1.45%, 4/1/2017	Baa3		350,000	350,694

Health Care Providers & Services - 1.3%
Aetna, Inc., 3.50%, 11/15/2024	Baa2		765,000	797,966
Express Scripts Holding Co., 4.75%, 11/15/2021	Baa3		1,165,000	1,310,750

				2,108,716

Pharmaceuticals - 0.4%
Roche Holdings, Inc. (Switzerland)[3], 6.00%, 3/1/2019	A1		500,000	578,930

Total Health Care				3,813,225

Industrials - 3.7%
Aerospace & Defense - 1.3%
The Boeing Co., 2.50%, 3/1/2025	A2		500,000	498,066
Textron, Inc., 7.25%, 10/1/2019	Baa3		1,245,000	1,479,140

				1,977,206

Airlines - 1.0%
American Airlines Pass-Through Trust, Series 2013-2, Class A, 4.95%, 1/15/2023	A	[2]	792,201	867,460
Southwest Airlines Co., 2.75%, 11/6/2019	Baa2		765,000	782,415

				1,649,875

Commercial Services & Supplies - 0.5%
Waste Management, Inc., 3.125%, 3/1/2025	Baa2		750,000	757,227

Construction & Engineering - 0.5%
Fluor Corp., 3.50%, 12/15/2024	A3		800,000	824,764

Road & Rail - 0.3%
Burlington Northern Santa Fe LLC, 3.00%, 4/1/2025	A3		400,000	403,395

Trading Companies & Distributors - 0.1%
Air Lease Corp., 3.375%, 1/15/2019	BBB	[2]	185,000	188,700

Total Industrials				5,801,167

Information Technology - 3.1%
Internet Software & Services - 1.0%
Alibaba Group Holding Ltd. (China)[3], 2.50%, 11/28/2019	A1		750,000	750,258

4

Investment Portfolio - March 31, 2015

(unaudited)

CORE BOND SERIES	CREDIT RATING[1]	PRINCIPAL AMOUNT	VALUE

CORPORATE BONDS (continued)
Non-Convertible Corporate Bonds (continued)
Information Technology (continued)
Internet Software & Services (continued)
Tencent Holdings Ltd. (China)[3], 3.375%, 5/2/2019	A2	$825,000	$854,806

			1,605,064

IT Services - 0.5%
Xerox Corp., 2.80%, 5/15/2020	Baa2	825,000	832,404

Semiconductors & Semiconductor Equipment - 0.6%
KLA-Tencor Corp., 4.125%, 11/1/2021	Baa2	800,000	842,226

Technology Hardware, Storage & Peripherals - 1.0%
Apple, Inc., 2.40%, 5/3/2023	Aa1	465,000	459,290
EMC Corp., 2.65%, 6/1/2020	A1	1,020,000	1,047,464

			1,506,754

Total Information Technology			4,786,448

Materials - 4.2%
Chemicals - 2.1%
The Dow Chemical Co., 8.55%, 5/15/2019	Baa2	965,000	1,208,197
Eastman Chemical Co., 5.50%, 11/15/2019	Baa2	200,000	226,196
Eastman Chemical Co., 2.70%, 1/15/2020	Baa2	550,000	557,951
LyondellBasell Industries N.V., 5.00%, 4/15/2019	Baa1	400,000	441,106
The Mosaic Co., 4.25%, 11/15/2023	Baa1	780,000	831,845

			3,265,295

Metals & Mining - 1.4%
Rio Tinto Finance USA Ltd. (United Kingdom), 3.75%, 9/20/2021	A3	1,250,000	1,318,406
Teck Resources Ltd. (Canada), 3.00%, 3/1/2019	Baa3	845,000	840,463

			2,158,869

Paper & Forest Products - 0.7%
Domtar Corp., 4.40%, 4/1/2022	Baa3	735,000	759,728
Georgia-Pacific LLC[3], 3.163%, 11/15/2021	Baa1	380,000	389,527

			1,149,255

Total Materials			6,573,419

Telecommunication Services - 1.0%
Wireless Telecommunication Services - 1.0%
Crown Castle Towers LLC[3], 6.113%, 1/15/2020	A2	745,000	849,881
Crown Castle Towers LLC[3], 4.883%, 8/15/2020	A2	250,000	274,504
SBA Tower Trust[3], 3.598%, 4/15/2018	Baa3	465,000	464,938

Total Telecommunication Services			1,589,323

Utilities - 0.8%
Gas Utilities - 0.3%
National Fuel Gas Co., 3.75%, 3/1/2023	Baa2	500,000	500,689

5

Investment Portfolio - March 31, 2015

(unaudited)

CORE BOND SERIES	CREDIT RATING[1]		PRINCIPAL AMOUNT/ SHARES	VALUE
CORPORATE BONDS (continued)
Non-Convertible Corporate Bonds (continued)
Utilities (continued)
Independent Power and Renewable Electricity Producers - 0.5%
Exelon Generation Co. LLC, 5.20%, 10/1/2019	Baa2		$675,000	$756,823

Total Utilities				1,257,512

Total Non-Convertible Corporate Bonds (Identified Cost $98,486,042)				101,607,021

TOTAL CORPORATE BONDS (Identified Cost $99,286,780)				102,354,540

PREFERRED STOCKS - 1.1%
Financials - 1.1%
Banks - 0.6%
U.S. Bancorp., Series F (non-cumulative), 6.50%[7]	Baa1		32,800	974,488

Real Estate Investment Trusts (REITS) - 0.5%
Public Storage, Series Q, 6.50%	A3		29,910	787,231

TOTAL PREFERRED STOCKS (Identified Cost $1,567,750)				1,761,719

ASSET-BACKED SECURITIES - 1.5%
Alterna Funding I LLC, Series 2014-1A, Class NOTE[3], 1.639%, 2/15/2021	WR	[8]	$281,074	281,426
FDIC Trust, Series 2011-R1, Class A3, 2.672%, 7/25/2026	WR	[8]	108,636	111,260
FNA Trust, Series 2014-1A, Class A3, 1.296%, 12/10/2022	WR	[8]	256,803	256,723
Hertz Vehicle Financing LLC, Series 2010-1A, Class A2[3], 3.74%, 2/25/2017	Aaa		595,000	606,602
NextGear Floorplan Master Owner Trust, Series 2014-1A, Class A3, 1.92%, 10/15/2019	Aaa		390,000	391,663
SpringCastle America Funding LLC, Series 2014-AA, Class A3, 2.70%, 5/25/2023	WR	[8]	306,111	306,899
Starwood Retail Property Trust, Series 2014-STAR, Class A3,4, 1.402%, 11/15/2027	AAA	[2]	410,000	412,193

TOTAL ASSET-BACKED SECURITIES (Identified Cost $2,347,546)				2,366,766

COMMERCIAL MORTGAGE-BACKED SECURITIES - 13.6%
Americold LLC Trust, Series 2010-ARTA, Class A1[3], 3.847%, 1/14/2029	AAA	[2]	64,236	67,374
Banc of America Commercial Mortgage Trust, Series 2006-4, Class A4, 5.634%, 7/10/2046	Aaa		91,984	95,382
Bear Stearns Commercial Mortgage Securities Trust, Series 2005-PWR9, Class A4A, 4.871%, 9/11/2042	Aaa		115,266	115,817
Bear Stearns Commercial Mortgage Securities Trust, Series 2006-PW13, Class A4, 5.54%, 9/11/2041	AAA	[2]	772,212	805,929

6

Investment Portfolio - March 31, 2015

(unaudited)

CORE BOND SERIES	CREDIT RATING[1]		PRINCIPAL AMOUNT	VALUE

COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
Bear Stearns Commercial Mortgage Securities Trust, Series 2006-T24, Class AM4, 5.568%, 10/12/2041	A3		$200,000	$211,481
BWAY Mortgage Trust, Series 2015-1740, Class A3, 2.917%, 1/13/2035	AAA	[2]	400,000	398,654
CFCRE Commercial Mortgage Trust, Series 2011-C1, Class A2[3], 3.759%, 4/15/2044	Aaa		55,897	56,838
Citigroup Commercial Mortgage Trust, Series 2006-C4, Class A3[4], 5.963%, 3/15/2049	Aaa		347,264	358,912
COBALT CMBS Commercial Mortgage Trust, Series 2006-C1, Class A4, 5.223%, 8/15/2048	AA	[2]	329,666	345,904
Commercial Mortgage Pass-Through Certificates, Series 2006-GG7, Class A4[4], 6.014%, 7/10/2038	Aaa		397,813	412,310
Commercial Mortgage Pass-Through Certificates, Series 2010-C1, Class A1[3], 3.156%, 7/10/2046	Aaa		144,594	145,373
Commercial Mortgage Pass-Through Certificates, Series 2015-3BP, Class A3, 3.178%, 2/10/2035	WR	[8]	400,000	409,417
Commercial Mortgage Pass-Through Certificates, Series 2015-LC19, Class A4, 3.183%, 2/10/2048	Aaa		1,100,000	1,136,215
Credit Suisse Mortgage Capital Trust, Series 2013-IVR3, Class A1[3,4], 2.50%, 5/25/2043	AAA	[2]	404,114	394,153
Credit Suisse Mortgage Capital Trust, Series 2013-TH1, Class A1[3,4], 2.13%, 2/25/2043	AAA	[2]	362,657	346,431
Extended Stay America Trust, Series 2013-ESH7, Class A27[3], 2.958%, 12/5/2031	Aaa		455,000	465,243
Fannie Mae Multifamily REMIC Trust, Series 2012-M13, Class ASQ2, 1.246%, 8/25/2017	WR	[8]	322,979	324,635
Freddie Mac Multifamily Structured Pass-Through Certificates, Series K014, Class X1 (IO)[4], 1.413%, 4/25/2021	WR	[8]	7,873,773	496,473
Freddie Mac Multifamily Structured Pass-Through Certificates, Series K016, Class X1 (IO)[4], 1.717%, 10/25/2021	WR	[8]	1,206,988	100,690
Freddie Mac Multifamily Structured Pass-Through Certificates, Series K021, Class X1 (IO)[4], 1.633%, 6/25/2022	WR	[8]	9,779,120	850,069
Freddie Mac Multifamily Structured Pass-Through Certificates, Series K030, Class X1 (IO)[4], 0.336%, 4/25/2023	Aaa		14,525,260	223,108
Freddie Mac Multifamily Structured Pass-Through Certificates, Series K032, Class X1 (IO)[4], 0.236%, 5/25/2023	WR	[8]	8,588,807	77,428
Freddie Mac Multifamily Structured Pass-Through Certificates, Series K706, Class X1 (IO)[4], 1.714%, 10/25/2018	Aaa		1,666,957	82,314
Freddie Mac Multifamily Structured Pass-Through Certificates, Series K-P01, Class A2, 1.72%, 1/25/2019	WR	[8]	420,000	422,383
FREMF Mortgage Trust, Series 2011-K15, Class B3,4, 5.098%, 8/25/2044	WR	[8]	170,000	189,053
FREMF Mortgage Trust, Series 2011-K701, Class B3,4, 4.436%, 7/25/2048	A	[2]	160,000	169,168
FREMF Mortgage Trust, Series 2013-K712, Class B3,4, 3.484%, 5/25/2045	A	[2]	360,000	370,412

7

Investment Portfolio - March 31, 2015

(unaudited)

CORE BOND SERIES	CREDIT RATING[1]		PRINCIPAL AMOUNT	VALUE

COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
FREMF Mortgage Trust, Series 2015-K42, Class B3,4, 3.985%, 12/25/2024	A3		$380,000	$389,882
FREMF Mortgage Trust, Series 2015-K43, Class B3,4, 3.863%, 2/25/2048	WR	[8]	400,000	408,767
GAHR Commercial Mortgage Trust, Series 2015-NRF, Class BFX[3], 3.382%, 12/15/2019	AA	[2]	400,000	407,444
GAHR Commercial Mortgage Trust, Series 2015-NRF, Class DFX[3], 3.382%, 12/15/2019	BBB	[2]	220,000	217,633
JP Morgan Chase Commercial Mortgage Securities Trust, Series 2005-CB13, Class A4[4], 5.423%, 1/12/2043	Aaa		650,000	657,546
JP Morgan Chase Commercial Mortgage Securities Trust, Series 2005-CB13, Class AM4, 5.464%, 1/12/2043	Baa1		130,000	132,959
JP Morgan Chase Commercial Mortgage Securities Trust, Series 2005-LDP5, Class A4[4], 5.413%, 12/15/2044	Aaa		218,826	221,218
JP Morgan Chase Commercial Mortgage Securities Trust, Series 2006-LDP7, Class A4[4], 6.057%, 4/15/2045	Aaa		435,000	449,485
JP Morgan Chase Commercial Mortgage Securities Trust, Series 2010-C2, Class A3[3], 4.07%, 11/15/2043	AAA	[2]	200,000	218,272
JP Morgan Mortgage Trust, Series 2013-1, Class 1A2[3,4], 3.00%, 3/25/2043	WR	[8]	299,220	298,425
JP Morgan Mortgage Trust, Series 2013-2, Class A2[3,4], 3.50%, 5/25/2043	AAA	[2]	332,185	340,490
JP Morgan Mortgage Trust, Series 2014-2, Class 1A1[3,4], 3.00%, 6/25/2029	AAA	[2]	359,197	368,637
LSTAR Commercial Mortgage Trust, Series 2014-2, Class A2[3], 2.767%, 1/20/2041	Aaa		330,000	336,654
Motel 6 Trust, Series 2015-MTL6, Class B3, 3.298%, 2/5/2030	WR	[8]	350,000	353,238
New Residential Mortgage Loan Trust, Series 2014-3A, Class AFX3[3,4], 3.75%, 11/25/2054	AAA	[2]	406,811	419,315
OBP Depositor LLC Trust, Series 2010-OBP, Class A3, 4.646%, 7/15/2045	AAA	[2]	100,000	112,259
Resource Capital Corp., Series 2013-CRE1, Class A (Cayman Islands)[3,4], 1.482%, 12/15/2028	AAA	[2]	93,413	93,393
SCG Trust, Series 2013-SRP1, Class AJ3,4, 2.132%, 11/15/2026	AAA	[2]	450,000	451,393
Sequoia Mortgage Trust, Series 2011-2, Class A1[4], 3.90%, 9/25/2041	WR	[8]	206,763	214,819
Sequoia Mortgage Trust, Series 2012-2, Class A2[4], 3.50%, 4/25/2042	WR	[8]	275,797	279,633
Sequoia Mortgage Trust, Series 2013-7, Class A2[4], 3.00%, 6/25/2043	AAA	[2]	246,989	244,481
Sequoia Mortgage Trust, Series 2013-8, Class A1[4], 3.00%, 6/25/2043	Aaa		340,458	337,213
U.S. Small Business Administration, Series 2015-10A, Class 1, 2.517%, 3/10/2025	WR	[8]	630,000	632,442
Vornado DP LLC Trust, Series 2010-VNO, Class A2FX3, 4.004%, 9/13/2028	AAA	[2]	245,000	267,745
Wachovia Bank Commercial Mortgage Trust, Series 2005-C21, Class A4[4], 5.43%, 10/15/2044	Aaa		105,169	105,928
Wachovia Bank Commercial Mortgage Trust, Series 2005-C22, Class AM4, 5.489%, 12/15/2044	Baa3		300,000	305,429

8

Investment Portfolio - March 31, 2015

(unaudited)

CORE BOND SERIES	CREDIT RATING[1]		PRINCIPAL AMOUNT	VALUE

COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
Wachovia Bank Commercial Mortgage Trust, Series 2006-C26, Class A3[4], 6.011%, 6/15/2045	Aaa		$280,000	$292,080
Wells Fargo Commercial Mortgage Trust, Series 2010-C1, Class A2[3], 4.393%, 11/15/2043	Aaa		275,000	304,258
WF-RBS Commercial Mortgage Trust, Series 2011-C2, Class A4[3,4], 4.869%, 2/15/2044	Aaa		410,000	466,580
WF-RBS Commercial Mortgage Trust, Series 2014-C19, Class A5, 4.101%, 3/15/2047	Aaa		700,000	776,090
WF-RBS Commercial Mortgage Trust, Series 2014-C20, Class A5, 3.995%, 5/15/2047	Aaa		1,100,000	1,209,230
WinWater Mortgage Loan Trust, Series 2015-03, Class A5[3,4], 3.50%, 3/20/2045	Aaa		475,000	489,027
WinWater Mortgage Loan Trust, Series 2015-1, Class A1[3,4], 3.50%, 1/20/2045	WR	[8]	394,532	404,283

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (Identified Cost $21,259,011)				21,277,414

FOREIGN GOVERNMENT BOND - 0.2%

Brazilian Government International Bond (Brazil), 8.875%, 10/14/2019 (Identified Cost $370,972)	Baa2		300,000	370,500

U.S. GOVERNMENT AGENCIES - 14.3%

Mortgage-Backed Securities - 4.0%
Fannie Mae, Pool #888468, 5.50%, 9/1/2021			409,384	444,978
Fannie Mae, Pool #995233, 5.50%, 10/1/2021			31,737	34,321
Fannie Mae, Pool #888017, 6.00%, 11/1/2021			40,096	43,880
Fannie Mae, Pool #995329, 5.50%, 12/1/2021			282,537	308,131
Fannie Mae, Pool #888136, 6.00%, 12/1/2021			50,232	54,805
Fannie Mae, Pool #888810, 5.50%, 11/1/2022			494,692	540,919
Fannie Mae, Pool #AD0462, 5.50%, 10/1/2024			30,908	34,383
Fannie Mae, Pool #MA1834, 4.50%, 2/1/2034			167,061	183,890
Fannie Mae, Pool #MA1890, 4.00%, 5/1/2034			319,793	345,498
Fannie Mae, Pool #MA2177, 4.00%, 2/1/2035			300,265	324,109
Fannie Mae, Pool #933731, 5.50%, 4/1/2038			110,271	124,092
Fannie Mae, Pool #889624, 5.50%, 5/1/2038			130,634	146,999
Fannie Mae, Pool #995876, 6.00%, 11/1/2038			357,220	407,300
Fannie Mae, Pool #AD0307, 5.50%, 1/1/2039			131,609	148,095
Fannie Mae, Pool #AB4300, 3.50%, 1/1/2042			345,035	362,874
Fannie Mae, Pool #AQ7871, 3.50%, 12/1/2042			363,674	382,505
Freddie Mac, Pool #G11850, 5.50%, 7/1/2020			156,122	167,010
Freddie Mac, Pool #G12610, 6.00%, 3/1/2022			49,029	53,836
Freddie Mac, Pool #G12655, 6.00%, 5/1/2022			35,583	39,024
Freddie Mac, Pool #G12988, 6.00%, 1/1/2023			27,041	29,866

9

Investment Portfolio - March 31, 2015

(unaudited)

CORE BOND SERIES	PRINCIPAL AMOUNT/ SHARES	VALUE

U.S. GOVERNMENT AGENCIES (continued)
Mortgage-Backed Securities (continued)
Freddie Mac, Pool #G13078, 6.00%, 3/1/2023	$48,414	$53,472
Freddie Mac, Pool #D98711, 4.50%, 7/1/2031	250,036	273,766
Freddie Mac, Pool #C91746, 4.50%, 12/1/2033	263,421	288,914
Freddie Mac, Pool #C91754, 4.50%, 3/1/2034	242,456	265,994
Freddie Mac, Pool #G07655, 5.50%, 12/1/2035	246,642	277,716
Freddie Mac, Pool #G05956, 5.50%, 7/1/2038	118,095	132,521
Freddie Mac, Pool #G05671, 5.50%, 8/1/2038	29,989	33,664
Freddie Mac, Pool #G05900, 6.00%, 3/1/2040	212,507	241,197
Freddie Mac, Pool #Q17513, 3.50%, 4/1/2043	287,778	302,237
Freddie Mac, Pool #C09068, 3.50%, 11/1/2044	218,851	229,595

Total Mortgage-Backed Securities (Identified Cost $6,095,659)		6,275,591

Other Agencies - 10.3%
Fannie Mae, 0.875%, 5/21/2018	6,290,000	6,275,055
Fannie Mae, 2.625%, 9/6/2024	3,150,000	3,263,683
Freddie Mac, 1.00%, 6/29/2017	4,675,000	4,701,021
Freddie Mac, 2.375%, 1/13/2022	1,925,000	1,990,637

Total Other Agencies (Identified Cost $16,166,423)		16,230,396

TOTAL U.S. GOVERNMENT AGENCIES (Identified Cost $22,262,082)		22,505,987

SHORT-TERM INVESTMENT - 4.1%

Dreyfus Cash Management, Inc. - Institutional Shares[9], 0.03%, (Identified Cost $6,351,955)	6,351,955	6,351,955

TOTAL INVESTMENTS - 100.1% (Identified Cost $153,446,096)		156,988,881
LIABILITIES, LESS OTHER ASSETS - (0.1%)		(125,981)

NET ASSETS - 100%		$156,862,900

IO - Interest only

1Credit ratings from Moody’s (unaudited).

2Credit ratings from S&P (unaudited).

3Restricted securities - Investment in securities that are restricted as to public resale under the Securities Act of 1933, as amended. These securities have been sold under rule 144A and have been determined to be liquid under guidelines established by the Board of Directors. These securities amount to $31,900,057 or 20.3%, of the Series’ net assets as of March 31, 2015.

4The coupon rate is floating and is the effective rate as of March 31, 2015.

5Security is perpetual in nature and has no stated maturity date.

6The rate shown is a fixed rate as of March 31, 2015; the rate becomes floating, based on LIBOR plus a spread, in June 2022.

7The rate shown is a fixed rate as of March 31, 2015; the rate becomes floating, based on LIBOR plus a spread, in January 2022.

8Credit rating has been withdrawn. As of March 31, 2015, there is no rating available (unaudited).

9Rate shown is the current yield as of March 31, 2015.

10

Investment Portfolio - March 31, 2015

(unaudited)

The Global Industry Classification Standard (GICS) was developed by and is the exclusive property and a service mark of MSCI Inc. (MSCI) and Standard & Poor’s, a division of The McGraw-Hill Companies, Inc. (S&P), and is licensed for use by Manning & Napier when referencing GICS sectors. Neither MSCI, S&P, nor any third party involved in making or compiling the GICS or any GICS classifications makes any express or implied warranties or representations with respect to such standard or classification, nor shall any such party have any liability therefrom.

Federal Tax Information:

On March 31, 2015, the identified cost of investments for federal income tax purposes, the resulting gross unrealized appreciation and depreciation, and the net unrealized appreciation were as follows:

Cost for federal income tax purposes	$153,446,096
Unrealized appreciation	4,372,910
Unrealized depreciation	(830,125)

Net unrealized appreciation	$3,542,785

Fair Value Information:

Various inputs are used in determining the value of the Series’ assets or liabilities carried at fair value. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical assets and liabilities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Level 3 includes significant unobservable inputs (including the Series’ own assumptions in determining the fair value of investments). A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the valuation levels used for major security types as of March 31, 2015 in valuing the Series’ assets or liabilities carried at fair value:

DESCRIPTION	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3
Assets:
Preferred securities:
Financials	$1,761,719	$1,761,719	$—	$—
Debt securities:
U.S. Treasury and other U.S. Government agencies	22,505,987	—	22,505,987	—
Corporate debt:
Consumer Discretionary	11,323,337	—	11,323,337	—
Consumer Staples	1,700,429	—	1,700,429	—
Energy	14,332,163	—	14,332,163	—
Financials	50,429,998	—	50,429,998	—
Health Care	3,813,225	—	3,813,225	—
Industrials	5,801,167	—	5,801,167	—
Information Technology	4,786,448	—	4,786,448	—
Materials	6,573,419	—	6,573,419	—
Telecommunication Services	1,589,323	—	1,589,323	—
Utilities	1,257,512	—	1,257,512	—
Convertible corporate debt:
Consumer Discretionary	747,519	—	747,519	—
Asset-backed securities	2,366,766	—	2,366,766	—
Commercial mortgage-backed securities	21,277,414	—	21,277,414	—
Foreign government bond	370,500	—	370,500	—
Mutual fund	6,351,955	6,351,955	—	—

Total assets	$156,988,881	$8,113,674	$148,875,207	$—

11

Investment Portfolio - March 31, 2015

(unaudited)

There were no Level 3 securities held by the Series as of December 31, 2014 or March 31, 2015.

The Fund’s policy is to recognize transfers in and transfers out of the valuation levels as of the beginning of the reporting period. There were no transfers between Level 1 and Level 2 during the three months ended March 31, 2015.

The Investment Portfolio should be read in conjunction with the financial statements and notes to financial statements, which are included in the Series’ audited annual report or unaudited semi-annual report. These reports include additional information about the Series’ security valuation policies and about certain security types invested in by the Series.

12

Investment Portfolio - March 31, 2015

(unaudited)

UNCONSTRAINED BOND SERIES (FORMERLY KNOWN AS CORE PLUS BOND SERIES)	CREDIT RATING[1]		PRINCIPAL AMOUNT[2]	VALUE

LOAN ASSIGNMENTS - 0.5%
Alere, Inc., Term B3, 4.25%, 6/30/2017	WR	[4]	1,572,875	$1,574,275
Valeant Pharmaceuticals International, Inc., Term Loan D2[3], 3.50%, 2/13/2019	Ba1		2,000,000	2,003,440

TOTAL LOAN ASSIGNMENTS (Identified Cost $3,563,579)				3,577,715

CORPORATE BONDS - 71.9%
Convertible Corporate Bonds - 0.4%
Consumer Discretionary - 0.4%
Internet & Catalog Retail - 0.4%
The Priceline Group, Inc., 0.35%, 6/15/2020 (Identified Cost $3,575,812)	BBB	[5]	2,925,000	3,338,156

Non-Convertible Corporate Bonds - 71.5%
Consumer Discretionary - 7.6%
Auto Components - 0.1%
Icahn Enterprises LP - Icahn Enterprises Finance Corp., 5.875%, 2/1/2022	Ba3		655,000	674,650

Automobiles - 1.2%
Ford Motor Credit Co. LLC, 5.00%, 5/15/2018	Baa3		6,030,000	6,575,516
Ford Motor Credit Co. LLC, 8.125%, 1/15/2020	Baa3		2,565,000	3,204,980

				9,780,496

Diversified Consumer Services - 0.5%
Block Financial LLC, 5.50%, 11/1/2022	Baa2		3,180,000	3,519,732

Hotels, Restaurants & Leisure - 0.7%
Cleopatra Finance Ltd. (Italy)[6], 6.25%, 2/15/2022	Ba2		805,000	786,887
MGM Resorts International, 10.00%, 11/1/2016	B3		3,500,000	3,876,250
Wynn Las Vegas LLC - Wynn Las Vegas Capital Corp.[6], 5.50%, 3/1/2025	Ba2		1,155,000	1,169,437

				5,832,574

Household Durables - 2.4%
Brookfield Residential Properties, Inc. - Brookfield Residential US Corp. (Canada)[6], 6.125%, 7/1/2022	B2		455,000	470,925
Meritage Homes Corp., 7.15%, 4/15/2020	Ba3		450,000	484,875
Meritage Homes Corp., 7.00%, 4/1/2022	Ba3		690,000	740,025
Newell Rubbermaid, Inc., 2.875%, 12/1/2019	Baa3		3,800,000	3,872,424
NVR, Inc., 3.95%, 9/15/2022	Baa2		6,225,000	6,515,073
TRI Pointe Holdings, Inc.[6], 4.375%, 6/15/2019	B1		815,000	795,644
Tupperware Brands Corp., 4.75%, 6/1/2021	Baa3		3,125,000	3,380,100
Weekley Homes LLC - Weekley Finance Corp., 6.00%, 2/1/2023	B2		1,010,000	967,075
Whirlpool Corp., 2.40%, 3/1/2019	Baa2		1,615,000	1,635,989

				18,862,130

1

Investment Portfolio - March 31, 2015

(unaudited)

UNCONSTRAINED BOND SERIES (FORMERLY KNOWN AS CORE PLUS BOND SERIES)	CREDIT RATING[1]		PRINCIPAL AMOUNT[2]	VALUE

CORPORATE BONDS (continued)
Non-Convertible Corporate Bonds (continued)
Consumer Discretionary (continued)
Media - 1.3%
21st Century Fox America, Inc., 6.90%, 3/1/2019	Baa1		3,130,000	$3,703,882
Cogeco Cable, Inc. (Canada)[6], 4.875%, 5/1/2020	BB	[5]	705,000	713,813
Columbus International, Inc. (Barbados)[6], 7.375%, 3/30/2021	B2		1,085,000	1,140,606
DIRECTV Holdings LLC - DIRECTV Financing Co., Inc., 4.45%, 4/1/2024	Baa2		3,620,000	3,866,127
Sirius XM Radio, Inc.[6], 5.375%, 4/15/2025	Ba3		795,000	798,975

				10,223,403

Multiline Retail - 0.4%
Macy’s Retail Holdings, Inc., 2.875%, 2/15/2023	Baa2		3,420,000	3,399,863

Specialty Retail - 0.5%
The TJX Companies, Inc., 2.75%, 6/15/2021	A3		3,545,000	3,625,801

Textiles, Apparel & Luxury Goods - 0.5%
Coach, Inc., 4.25%, 4/1/2025	Baa2		3,905,000	3,958,006

Total Consumer Discretionary				59,876,655

Consumer Staples - 1.9%
Beverages - 1.1%
Anheuser-Busch InBev Worldwide, Inc. (Belgium), 7.75%, 1/15/2019	A2		1,600,000	1,936,298
DS Services of America, Inc.[6], 10.00%, 9/1/2021	Ba3		635,000	746,125
Pernod-Ricard S.A. (France)[6], 5.75%, 4/7/2021	Baa3		3,290,000	3,817,950
SABMiller plc (United Kingdom)[6], 6.50%, 7/15/2018	Baa1		1,700,000	1,946,296

				8,446,669

Food & Staples Retailing - 0.2%
C&S Group Enterprises LLC[6], 5.375%, 7/15/2022	B1		645,000	630,487
KeHE Distributors LLC - KeHE Finance Corp.[6], 7.625%, 8/15/2021	B3		430,000	456,337
Shearer’s Foods LLC - Chip Finance Corp.[6], 9.00%, 11/1/2019	B1		455,000	495,950

				1,582,774

Food Products - 0.1%
Pinnacle Operating Corp.[6], 9.00%, 11/15/2020	Caa1		1,095,000	1,105,950

Household Products - 0.4%
Energizer Holdings, Inc., 4.70%, 5/19/2021	Baa3		1,600,000	1,691,728
HRG Group, Inc., 7.875%, 7/15/2019	Ba3		1,050,000	1,105,125
HRG Group, Inc., 7.75%, 1/15/2022	Caa1		560,000	557,200

				3,354,053

Tobacco - 0.1%
Vector Group Ltd., 7.75%, 2/15/2021	Ba3		885,000	941,419

Total Consumer Staples				15,430,865

2

Investment Portfolio - March 31, 2015

(unaudited)

UNCONSTRAINED BOND SERIES (FORMERLY KNOWN AS CORE PLUS BOND SERIES)	CREDIT RATING[1]		PRINCIPAL AMOUNT[2]	VALUE

CORPORATE BONDS (continued)
Non-Convertible Corporate Bonds (continued)
Energy - 9.3%
Energy Equipment & Services - 1.7%
Baker Hughes, Inc., 7.50%, 11/15/2018	A2		3,155,000	$3,759,271
Calfrac Holdings LP (Canada)[6], 7.50%, 12/1/2020	B1		670,000	594,625
Cameron International Corp., 3.70%, 6/15/2024	Baa1		1,000,000	982,416
Ensco plc, 5.20%, 3/15/2025	Baa1		3,900,000	3,906,065
Parker Drilling Co., 6.75%, 7/15/2022	B1		800,000	634,000
Schlumberger Oilfield plc[6], 4.20%, 1/15/2021	Aa3		2,630,000	2,891,959
Seventy Seven Operating LLC, 6.625%, 11/15/2019	Ba3		430,000	321,425
Shelf Drilling Holdings Ltd. (United Arab Emirates)[6], 8.625%, 11/1/2018	Ba3		600,000	490,500

				13,580,261

Oil, Gas & Consumable Fuels - 7.6%
BP Capital Markets plc (United Kingdom), 3.535%, 11/4/2024	A2		3,900,000	3,971,701
Buckeye Partners LP, 4.15%, 7/1/2023	Baa3		3,380,000	3,342,834
CNOOC Nexen Finance 2014 ULC (China), 1.625%, 4/30/2017	Aa3		3,465,000	3,456,996
El Paso Natural Gas Co. LLC, 8.625%, 1/15/2022	Baa3		950,000	1,186,684
Energy XXI Gulf Coast, Inc., 7.50%, 12/15/2021	Caa3		1,075,000	387,000
EOG Resources, Inc., 3.15%, 4/1/2025	A3		2,350,000	2,396,638
FTS International, Inc.[6], 6.25%, 5/1/2022	B2		425,000	312,375
Hess Corp., 8.125%, 2/15/2019	Baa2		705,000	846,455
Hiland Partners LP - Hiland Partners Finance Corp.[6], 7.25%, 10/1/2020	Baa3		3,400,000	3,663,500
Ithaca Energy, Inc. (United Kingdom)[6], 8.125%, 7/1/2019	Caa2		395,000	313,037
Kinder Morgan, Inc.[6], 5.625%, 11/15/2023	Baa3		6,500,000	7,147,634
PBF Holding Co. LLC - PBF Finance Corp., 8.25%, 2/15/2020	Ba3		760,000	802,750
Peabody Energy Corp.[6], 10.00%, 3/15/2022	B2		795,000	707,550
Petrobras Global Finance B.V. (Brazil), 3.875%, 1/27/2016	Ba2		12,330,000	12,094,250
Petrobras Global Finance B.V. (Brazil)[3], 1.881%, 5/20/2016	Ba2		5,225,000	4,938,148
Petroleos Mexicanos (Mexico), 5.75%, 3/1/2018	A3		3,330,000	3,658,005
Petroleos Mexicanos (Mexico)[6], 4.50%, 1/23/2026	A3		4,500,000	4,585,500
Sabine Pass Liquefaction LLC, 5.625%, 2/1/2021	Ba3		615,000	619,034
Talisman Energy, Inc. (Canada), 3.75%, 2/1/2021	Baa3		3,785,000	3,724,224
Woodside Finance Ltd. (Australia)[6], 3.65%, 3/5/2025	Baa1		1,600,000	1,585,610

				59,739,925

Total Energy				73,320,186

Financials - 33.6%
Banks - 9.8%
Banco Bilbao Vizcaya Argentaria S.A. (Spain)[7,8], 9.00%	WR	[4]	3,200,000	3,480,000
Banco Santander S.A. (Spain)[7,9], 6.375%	Ba1		3,600,000	3,554,107
Bank of America Corp., 5.70%, 5/2/2017	Baa3		2,975,000	3,205,259
Bank of America Corp., 6.875%, 4/25/2018	Baa2		2,295,000	2,625,154
Bank of America Corp., 4.00%, 1/22/2025	Baa3		4,000,000	4,032,372
Barclays Bank plc (United Kingdom)[6], 10.179%, 6/12/2021	Baa3		2,540,000	3,474,644

3

Investment Portfolio - March 31, 2015

(unaudited)

UNCONSTRAINED BOND SERIES (FORMERLY KNOWN AS CORE PLUS BOND SERIES)	CREDIT RATING[1]		PRINCIPAL AMOUNT[2]	VALUE

CORPORATE BONDS (continued)
Non-Convertible Corporate Bonds (continued)
Financials (continued)
Banks (continued)
Barclays plc (United Kingdom), 2.00%, 3/16/2018	A3		1,500,000	$1,508,123
Barclays plc (United Kingdom)[7,10], 6.625%	B	[5]	2,000,000	1,983,134
BBVA Bancomer S.A. (Mexico)[6], 6.75%, 9/30/2022	Baa2		4,300,000	4,862,010
CIT Group, Inc., 5.25%, 3/15/2018	B1		750,000	776,250
Citigroup, Inc., 1.80%, 2/5/2018	Baa2		4,300,000	4,308,978
Citigroup, Inc., 3.875%, 3/26/2025	Baa3		4,025,000	4,040,118
Cooperatieve Centrale Raiffeisen-Boerenleenbank B.A. (Netherlands)[7,11], 8.40%	WR	[4]	2,980,000	3,300,916
HSBC USA Capital Trust I (United Kingdom)[6], 7.808%, 12/15/2026	Baa1		1,500,000	1,512,191
ING Bank N.V. (Netherlands)[6], 1.80%, 3/16/2018	A2		2,300,000	2,314,244
Intesa Sanpaolo S.p.A. (Italy), 3.875%, 1/15/2019	Baa2		3,200,000	3,375,005
Intesa Sanpaolo S.p.A. (Italy)[6], 6.50%, 2/24/2021	Baa2		2,800,000	3,325,736
JPMorgan Chase & Co., 4.95%, 3/25/2020	A3		4,000,000	4,500,712
Lloyds Bank plc (United Kingdom)[6], 6.50%, 9/14/2020	Baa2		9,645,000	11,331,592
Popular, Inc., 7.00%, 7/1/2019	B2		1,520,000	1,527,600
Royal Bank of Scotland Group plc (United Kingdom), 5.125%, 5/28/2024	Ba3		3,730,000	3,913,184
Santander Bank N.A., 8.75%, 5/30/2018	Baa2		888,000	1,048,329
Santander Issuances S.A.U. (Spain)[6], 5.911%, 6/20/2016	Baa2		3,290,000	3,437,550

				77,437,208

Capital Markets - 4.1%
Goldman Sachs Capital II3,7, 4.00%	Ba2		4,205,000	3,258,875
The Goldman Sachs Group, Inc., 5.375%, 3/15/2020	Baa1		3,000,000	3,404,268
The Goldman Sachs Group, Inc.[3], 1.861%, 11/29/2023	Baa1		3,305,000	3,406,523
Morgan Stanley, 2.125%, 4/25/2018	Baa2		3,070,000	3,103,718
Morgan Stanley, 5.75%, 1/25/2021	Baa2		3,940,000	4,599,292
Morgan Stanley, 5.00%, 11/24/2025	Baa3		4,500,000	4,970,948
Scottrade Financial Services, Inc.[6], 6.125%, 7/11/2021	Baa3		1,700,000	1,860,320
UBS AG (Switzerland)[3], 7.25%, 2/22/2022	BBB	[5]	3,320,000	3,572,841
UBS AG (Switzerland), 7.625%, 8/17/2022	BBB	[5]	1,940,000	2,352,981
UBS AG (Switzerland)[3], 4.75%, 5/22/2023	BBB	[5]	2,270,000	2,347,509

				32,877,275

Consumer Finance - 1.9%
Ally Financial, Inc., 3.50%, 7/18/2016	B1		1,277,000	1,292,962
Capital One Bank USA National Association, 2.15%, 11/21/2018	A3		4,700,000	4,736,420
CNG Holdings, Inc.[6], 9.375%, 5/15/2020	Caa1		775,000	556,063
Discover Bank, 4.20%, 8/8/2023	Baa3		3,210,000	3,395,169
Navient Corp., 3.875%, 9/10/2015	Ba3		3,450,000	3,474,736
Navient Corp., 6.125%, 3/25/2024	Ba3		1,610,000	1,545,600

				15,000,950

4

Investment Portfolio - March 31, 2015

(unaudited)

UNCONSTRAINED BOND SERIES (FORMERLY KNOWN AS CORE PLUS BOND SERIES)	CREDIT RATING[1]	PRINCIPAL AMOUNT[2]	VALUE

CORPORATE BONDS (continued)
Non-Convertible Corporate Bonds (continued)
Financials (continued)
Diversified Financial Services - 4.3%
The Bear Stearns Companies LLC, 7.25%, 2/1/2018	A3	2,195,000	$2,527,020
CME Group, Inc., 3.00%, 9/15/2022	Aa3	3,005,000	3,114,869
General Electric Capital Corp.[3], 0.635%, 5/5/2026	A1	7,600,000	7,128,891
General Electric Capital Corp.[7,12], 7.125%	Baa1	3,105,000	3,644,494
ING Bank N.V. (Netherlands)[6], 5.80%, 9/25/2023	Baa2	3,195,000	3,617,120
ING Bank N.V. (Netherlands)[3], 4.125%, 11/21/2023	Baa2	3,465,000	3,585,755
Jefferies Finance LLC - JFIN Co-Issuer Corp.[6], 7.375%, 4/1/2020	B1	575,000	557,750
Jefferies Finance LLC - JFIN Co-Issuer Corp.[6], 6.875%, 4/15/2022	B1	410,000	381,300
Jefferies Group LLC, 5.125%, 4/13/2018	Baa3	4,000,000	4,205,224
Peachtree Corners Funding Trust[6], 3.976%, 2/15/2025	Baa2	1,750,000	1,775,258
Voya Financial, Inc., 2.90%, 2/15/2018	Baa2	2,050,000	2,115,204
Voya Financial, Inc., 5.50%, 7/15/2022	Baa2	1,100,000	1,271,157

			33,924,042

Insurance - 7.1%
Aegon N.V. (Netherlands)[3,7], 2.138%	Baa1	3,866,000	3,315,095
American International Group, Inc., 4.875%, 6/1/2022	Baa1	8,525,000	9,688,270
Assured Guaranty US Holdings, Inc., 5.00%, 7/1/2024	Baa2	10,700,000	11,451,236
AXA S.A. (France)[3,7], 2.19%	A3	1,239,000	1,092,984
AXA S.A. (France)[3,7], 2.007%	A3	7,199,000	6,263,130
Fidelity National Financial, Inc., 6.60%, 5/15/2017	Baa3	5,495,000	6,003,837
First American Financial Corp., 4.30%, 2/1/2023	Baa3	3,160,000	3,164,159
First American Financial Corp., 4.60%, 11/15/2024	Baa3	1,750,000	1,828,857
The Hartford Financial Services Group, Inc., 5.125%, 4/15/2022	Baa3	6,915,000	7,879,774
Prudential Financial, Inc.[3], 5.875%, 9/15/2042	Baa2	4,960,000	5,387,800

			56,075,142

Real Estate Investment Trusts (REITS) - 6.0%
American Campus Communities Operating Partnership LP, 3.75%, 4/15/2023	Baa3	3,865,000	3,917,417
American Tower Trust I6, 1.551%, 3/15/2018	Aaa	1,625,000	1,621,766
Brixmor Operating Partnership LP, 3.85%, 2/1/2025	Baa3	3,750,000	3,753,075
Digital Realty Trust LP, 5.875%, 2/1/2020	Baa2	1,000,000	1,134,094
Digital Realty Trust LP, 5.25%, 3/15/2021	Baa2	4,180,000	4,652,169
Duke Realty LP, 3.75%, 12/1/2024	Baa2	3,800,000	3,900,301
DuPont Fabros Technology LP, 5.875%, 9/15/2021	Ba1	1,025,000	1,058,313
HCP, Inc., 6.70%, 1/30/2018	Baa1	1,900,000	2,147,578
HCP, Inc., 3.40%, 2/1/2025	Baa1	3,000,000	2,926,509
Health Care REIT, Inc., 4.95%, 1/15/2021	Baa2	3,450,000	3,832,132
Hospitality Properties Trust, 6.70%, 1/15/2018	Baa2	3,330,000	3,664,479
Hospitality Properties Trust, 4.50%, 3/15/2025	Baa2	3,300,000	3,376,636
Qualitytech LP - QTS Finance Corp.[6], 5.875%, 8/1/2022	B2	450,000	462,375

5

Investment Portfolio - March 31, 2015

(unaudited)

UNCONSTRAINED BOND SERIES (FORMERLY KNOWN AS CORE PLUS BOND SERIES)	CREDIT RATING[1]	PRINCIPAL AMOUNT[2]	VALUE

CORPORATE BONDS (continued)
Non-Convertible Corporate Bonds (continued)
Financials (continued)
Real Estate Investment Trusts (REITS) (continued)
Rialto Holdings LLC - Rialto Corp.[6], 7.00%, 12/1/2018	B2	1,080,000	$1,123,200
Simon Property Group LP, 6.125%, 5/30/2018	A2	3,000,000	3,417,927
Simon Property Group LP, 10.35%, 4/1/2019	A2	3,670,000	4,757,054
Ventas Realty LP - Ventas Capital Corp., 4.75%, 6/1/2021	Baa1	1,400,000	1,545,565

			47,290,590

Real Estate Management & Development - 0.1%
Forestar USA Real Estate Group, Inc.[6], 8.50%, 6/1/2022	B2	735,000	709,275
Greystar Real Estate Partners LLC[6], 8.25%, 12/1/2022	B2	430,000	450,425

			1,159,700

Thrifts & Mortgage Finance - 0.3%
Ladder Capital Finance Holdings LLLP - Ladder Capital Finance Corp., 7.375%, 10/1/2017	Ba3	1,255,000	1,289,513
Ladder Capital Finance Holdings LLLP - Ladder Capital Finance Corp.[6], 5.875%, 8/1/2021	Ba3	690,000	652,050
Prospect Holding Co. LLC - Prospect Holding Finance Co.[6], 10.25%, 10/1/2018	B2	425,000	314,500

			2,256,063

Total Financials			266,020,970

Health Care - 2.3%
Biotechnology - 0.5%
Amgen, Inc., 2.20%, 5/22/2019	Baa1	3,705,000	3,752,872

Health Care Equipment & Supplies - 0.3%
Halyard Health, Inc.[6], 6.25%, 10/15/2022	B2	440,000	460,900
Zimmer Holdings, Inc., 1.45%, 4/1/2017	Baa3	1,750,000	1,753,469

			2,214,369

Health Care Providers & Services - 1.1%
Aetna, Inc., 3.50%, 11/15/2024	Baa2	3,715,000	3,875,091
Express Scripts Holding Co., 4.75%, 11/15/2021	Baa3	2,885,000	3,245,934
Fresenius US Finance II, Inc. (Germany)[6], 9.00%, 7/15/2015	Ba1	1,900,000	1,938,000

			9,059,025

Pharmaceuticals - 0.4%
Roche Holdings, Inc. (Switzerland)[6], 6.00%, 3/1/2019	A1	2,425,000	2,807,811

Total Health Care			17,834,077

Industrials - 5.7%
Aerospace & Defense - 0.6%
DigitalGlobe, Inc.[6], 5.25%, 2/1/2021	B1	693,000	693,000
Textron, Inc., 7.25%, 10/1/2019	Baa3	3,790,000	4,502,763

			5,195,763

6

Investment Portfolio - March 31, 2015

(unaudited)

UNCONSTRAINED BOND SERIES (FORMERLY KNOWN AS CORE PLUS BOND SERIES)	CREDIT RATING[1]		PRINCIPAL AMOUNT[2]	VALUE

CORPORATE BONDS (continued)
Non-Convertible Corporate Bonds (continued)
Industrials (continued)
Air Freight & Logistics - 0.1%
Neovia Logistics Intermediate Holdings LLC - Logistics Intermediate Finance Corp.[6,13], 10.00%, 2/15/2018	Caa2		915,000	$919,575

Airlines - 1.4%
Allegiant Travel Co., 5.50%, 7/15/2019	B1		1,095,000	1,122,375
American Airlines Pass-Through Trust, Series 2013-2, Class A, 4.95%, 1/15/2023	A	[5]	2,930,686	3,209,101
Delta Air Lines Pass-Through Trust, Series 2010-1, Class B6, 6.375%, 1/2/2016	Ba1		1,220,000	1,257,332
Delta Air Lines Pass-Through Trust, Series 2010-2, Class B, 6.75%, 11/23/2015	Ba2		395,000	406,969
Gol LuxCo S.A. (Brazil)[6], 8.875%, 1/24/2022	B	[5]	670,000	485,750
Southwest Airlines Co., 2.75%, 11/6/2019	Baa2		3,715,000	3,799,568
United Continental Holdings, Inc., 6.375%, 6/1/2018	B3		495,000	524,081

				10,805,176

Building Products - 0.1%
Griffon Corp., 5.25%, 3/1/2022	B1		805,000	794,213

Commercial Services & Supplies - 0.1%
Modular Space Corp.[6], 10.25%, 1/31/2019	B3		620,000	492,900

Construction & Engineering - 0.7%
Abengoa Finance S.A.U. (Spain)[6], 7.75%, 2/1/2020	B2		990,000	950,400
Fluor Corp., 3.50%, 12/15/2024	A3		4,200,000	4,330,011

				5,280,411

Machinery - 0.7%
CNH Industrial Capital LLC, 3.875%, 11/1/2015	Ba1		4,250,000	4,281,875
SPL Logistics Escrow LLC - SPL Logistics Finance Corp.[6], 8.875%, 8/1/2020	B2		715,000	752,537
Waterjet Holdings, Inc.[6], 7.625%, 2/1/2020	B2		530,000	557,825

				5,592,237

Road & Rail - 0.2%
Burlington Northern Santa Fe LLC, 3.00%, 4/1/2025	A3		2,000,000	2,016,976

Trading Companies & Distributors - 1.8%
Air Lease Corp., 5.625%, 4/1/2017	BBB	[5]	4,000,000	4,275,000
Air Lease Corp., 3.75%, 2/1/2022	BBB	[5]	1,000,000	1,016,214
Aircastle Ltd., 5.50%, 2/15/2022	Ba2		940,000	999,925
Aviation Capital Group Corp.[6], 3.875%, 9/27/2016	BBB	[5]	3,795,000	3,875,864
Fly Leasing Ltd. (Ireland), 6.75%, 12/15/2020	B2		605,000	617,856
Fly Leasing Ltd. (Ireland), 6.375%, 10/15/2021	B2		950,000	940,500
International Lease Finance Corp., 8.625%, 9/15/2015	Ba2		335,000	344,631
International Lease Finance Corp., 5.75%, 5/15/2016	Ba2		540,000	561,330

7

Investment Portfolio - March 31, 2015

(unaudited)

UNCONSTRAINED BOND SERIES (FORMERLY KNOWN AS CORE PLUS BOND SERIES)	CREDIT RATING[1]	PRINCIPAL AMOUNT[2]	VALUE

CORPORATE BONDS (continued)
Non-Convertible Corporate Bonds (continued)
Industrials (continued)
Trading Companies & Distributors (continued)
International Lease Finance Corp.[3], 2.221%, 6/15/2016	Ba2	693,000	$693,000
International Lease Finance Corp., 8.75%, 3/15/2017	Ba2	830,000	917,150

			14,241,470

Total Industrials			45,338,721

Information Technology - 3.3%
Internet Software & Services - 0.9%
Alibaba Group Holding Ltd. (China)[6], 2.50%, 11/28/2019	A1	3,900,000	3,901,342
Tencent Holdings Ltd. (China)[6], 3.375%, 5/2/2019	A2	3,455,000	3,579,826

			7,481,168

IT Services - 0.5%
Xerox Corp., 2.80%, 5/15/2020	Baa2	3,500,000	3,531,409

Semiconductors & Semiconductor Equipment - 1.2%
KLA-Tencor Corp., 4.125%, 11/1/2021	Baa2	4,200,000	4,421,684
Xilinx, Inc., 3.00%, 3/15/2021	A3	5,180,000	5,343,631

			9,765,315

Technology Hardware, Storage & Peripherals - 0.7%
Apple, Inc., 2.40%, 5/3/2023	Aa1	1,690,000	1,669,248
EMC Corp., 2.65%, 6/1/2020	A1	3,715,000	3,815,026

			5,484,274

Total Information Technology			26,262,166

Materials - 4.9%
Chemicals - 2.3%
Ashland, Inc., 3.00%, 3/15/2016	Ba1	1,000,000	1,010,000
Consolidated Energy Finance S.A. (Trinidad-Tobago)[6], 6.75%, 10/15/2019	B2	1,075,000	1,083,063
The Dow Chemical Co., 5.70%, 5/15/2018	Baa2	1,360,000	1,529,335
The Dow Chemical Co., 8.55%, 5/15/2019	Baa2	4,760,000	5,959,606
Eastman Chemical Co., 5.50%, 11/15/2019	Baa2	800,000	904,786
Eastman Chemical Co., 2.70%, 1/15/2020	Baa2	2,900,000	2,941,925
LyondellBasell Industries N.V., 5.00%, 4/15/2019	Baa1	1,400,000	1,543,871
The Mosaic Co., 4.25%, 11/15/2023	Baa1	3,180,000	3,391,368

			18,363,954

Containers & Packaging - 0.2%
Ardagh Packaging Finance plc - Ardagh Holdings USA, Inc. (Ireland)[3,6], 3.271%, 12/15/2019	Ba3	1,375,000	1,340,625

Metals & Mining - 1.7%
ArcelorMittal (Luxembourg), 10.60%, 6/1/2019	Ba1	640,000	782,800
BHP Billiton Finance (USA) Ltd. (Australia), 6.50%, 4/1/2019	A1	3,230,000	3,802,792

8

Investment Portfolio - March 31, 2015

(unaudited)

UNCONSTRAINED BOND SERIES (FORMERLY KNOWN AS CORE PLUS BOND SERIES)	CREDIT RATING[1]		PRINCIPAL AMOUNT[2]	VALUE

CORPORATE BONDS (continued)
Non-Convertible Corporate Bonds (continued)
Materials (continued)
Metals & Mining (continued)
Essar Steel Algoma, Inc. (Canada)[6], 9.50%, 11/15/2019	Ba3		765,000	$663,637
Lundin Mining Corp. (Canada)[6], 7.875%, 11/1/2022	Ba2		690,000	719,325
Rio Tinto Finance USA Ltd. (United Kingdom), 3.75%, 9/20/2021	A3		4,000,000	4,218,900
SunCoke Energy Partners LP - SunCoke Energy Partners Finance Corp.[6], 7.375%, 2/1/2020	B1		595,000	609,875
Teck Resources Ltd. (Canada), 3.00%, 3/1/2019	Baa3		3,010,000	2,993,839

				13,791,168

Paper & Forest Products - 0.7%
Domtar Corp., 4.40%, 4/1/2022	Baa3		3,565,000	3,684,941
Georgia-Pacific LLC[6], 3.163%, 11/15/2021	Baa1		1,855,000	1,901,509

				5,586,450

Total Materials				39,082,197

Telecommunication Services - 1.7%
Diversified Telecommunication Services - 0.1%
Windstream Corp., 7.875%, 11/1/2017	B1		685,000	742,369

Wireless Telecommunication Services - 1.6%
Altice Financing S.A. (Luxembourg)[6], 6.50%, 1/15/2022	B1		1,550,000	1,590,687
Crown Castle Towers LLC[6], 6.113%, 1/15/2020	A2		4,070,000	4,642,975
Crown Castle Towers LLC[6], 4.883%, 8/15/2020	A2		610,000	669,789
SBA Tower Trust[6], 5.101%, 4/17/2017	A2		2,095,000	2,191,129
SBA Tower Trust[6], 2.933%, 12/15/2017	A2		1,515,000	1,533,027
SBA Tower Trust[6], 3.598%, 4/15/2018	Baa3		1,640,000	1,639,780
Sixsigma Networks Mexico S.A. de C.V. (Mexico)[6], 8.25%, 11/7/2021	B1		740,000	773,522

				13,040,909

Total Telecommunication Services				13,783,278

Utilities - 1.2%
Gas Utilities - 0.2%
National Fuel Gas Co., 3.75%, 3/1/2023	Baa2		2,000,000	2,002,756

Independent Power and Renewable Electricity Producers - 1.0%
Abengoa Yield plc (Spain)[6], 7.00%, 11/15/2019	WR	[4]	1,140,000	1,174,200
ContourGlobal Power Holdings S.A. (France)[6], 7.125%, 6/1/2019	B3		1,095,000	1,116,900
Exelon Generation Co. LLC, 2.95%, 1/15/2020	Baa2		3,000,000	3,050,610
NRG Energy, Inc., 6.25%, 7/15/2022	B1		435,000	446,963
RJS Power Holdings LLC[6], 5.125%, 7/15/2019	B1		1,190,000	1,172,150

9

Investment Portfolio - March 31, 2015

(unaudited)

UNCONSTRAINED BOND SERIES (FORMERLY KNOWN AS CORE PLUS BOND SERIES)	CREDIT RATING[1]		PRINCIPAL AMOUNT2/ SHARES	VALUE

CORPORATE BONDS (continued)
Non-Convertible Corporate Bonds (continued)
Utilities (continued)
Independent Power and Renewable Electricity Producers (continued)
TerraForm Power Operating LLC[6], 5.875%, 2/1/2023	B1		760,000	$788,500

				7,749,323

Total Utilities				9,752,079

Total Non-Convertible Corporate Bonds (Identified Cost $553,396,731)				566,701,194

TOTAL CORPORATE BONDS (Identified Cost $556,972,543)				570,039,350

PREFERRED STOCKS - 1.2%
Financials - 1.2%
Banks - 0.4%
U.S. Bancorp., Series F (non-cumulative), 6.50%[14]	Baa1		114,010	3,387,237

Insurance - 0.4%
Principal Financial Group, Inc., Series A (non-cumulative), 5.563%[15]	Ba1		35,600	3,551,100

Real Estate Investment Trusts (REITS) - 0.4%
Public Storage, Series Q, 6.50%	A3		109,100	2,871,512

TOTAL PREFERRED STOCKS (Identified Cost $9,198,800)				9,809,849

ASSET-BACKED SECURITIES - 1.4%
Alterna Funding I LLC, Series 2014-1A, Class NOTE[6], 1.639%, 2/15/2021	WR	[4]	1,405,372	1,407,128
FDIC Trust, Series 2011-R1, Class A6, 2.672%, 7/25/2026	WR	[4]	545,176	558,347
FNA Trust, Series 2014-1A, Class A6, 1.296%, 12/10/2022	WR	[4]	1,284,015	1,283,614
Hertz Vehicle Financing LLC, Series 2010-1A, Class A2[6], 3.74%, 2/25/2017	Aaa		2,360,000	2,406,020
NextGear Floorplan Master Owner Trust, Series 2014-1A, Class A6, 1.92%, 10/15/2019	Aaa		1,900,000	1,908,102
SpringCastle America Funding LLC, Series 2014-AA, Class A6, 2.70%, 5/25/2023	WR	[4]	1,530,554	1,534,494
Starwood Retail Property Trust, Series 2014-STAR, Class A3,6, 1.402%, 11/15/2027	AAA	[5]	2,005,000	2,015,725

TOTAL ASSET-BACKED SECURITIES (Identified Cost $11,029,660)				11,113,430

COMMERCIAL MORTGAGE-BACKED SECURITIES - 13.8%
Americold LLC Trust, Series 2010-ARTA, Class A1[6], 3.847%, 1/14/2029	AAA	[5]	279,425	293,077
Banc of America Commercial Mortgage Trust, Series 2006-2, Class A4[3], 5.917%, 5/10/2045	AAA	[5]	1,550,000	1,595,181

10

Investment Portfolio - March 31, 2015

(unaudited)

UNCONSTRAINED BOND SERIES (FORMERLY KNOWN AS CORE PLUS BOND SERIES)	CREDIT RATING[1]		PRINCIPAL AMOUNT[2]	VALUE

COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
Banc of America Commercial Mortgage Trust, Series 2006-4, Class A4, 5.634%, 7/10/2046	Aaa		2,055,833	$2,131,794
Bear Stearns Commercial Mortgage Securities Trust, Series 2005-PWR9, Class A4A, 4.871%, 9/11/2042	Aaa		515,094	517,556
Bear Stearns Commercial Mortgage Securities Trust, Series 2006-PW13, Class A4, 5.54%, 9/11/2041	AAA	[5]	3,112,469	3,248,366
Bear Stearns Commercial Mortgage Securities Trust, Series 2006-T24, Class AM3, 5.568%, 10/12/2041	A3		800,000	845,925
BWAY Mortgage Trust, Series 2015-1740, Class A6, 2.917%, 1/13/2035	AAA	[5]	2,000,000	1,993,268
CFCRE Commercial Mortgage Trust, Series 2011-C1, Class A2[6], 3.759%, 4/15/2044	Aaa		223,589	227,353
COBALT CMBS Commercial Mortgage Trust, Series 2006-C1, Class A4, 5.223%, 8/15/2048	AA	[5]	3,036,399	3,185,953
Commercial Mortgage Pass-Through Certificates, Series 2006-GG7, Class A4[3], 6.014%, 7/10/2038	Aaa		1,624,803	1,684,013
Commercial Mortgage Pass-Through Certificates, Series 2010-C1, Class A1[6], 3.156%, 7/10/2046	Aaa		712,056	715,895
Commercial Mortgage Pass-Through Certificates, Series 2015-3BP, Class A6, 3.178%, 2/10/2035	WR	[4]	2,000,000	2,047,084
Commercial Mortgage Pass-Through Certificates, Series 2015-LC19, Class A4, 3.183%, 2/10/2048	Aaa		3,800,000	3,925,107
Credit Suisse Commercial Mortgage Trust, Series 2006-C3, Class A3[3], 6.00%, 6/15/2038	Aaa		3,259,449	3,366,496
Credit Suisse Mortgage Capital Trust, Series 2013-IVR3, Class A1[3,6], 2.50%, 5/25/2043	AAA	[5]	1,477,105	1,440,697
Credit Suisse Mortgage Capital Trust, Series 2013-TH1, Class A1[3,6], 2.13%, 2/25/2043	AAA	[5]	1,263,322	1,206,797
Extended Stay America Trust, Series 2013-ESH7, Class A27[6], 2.958%, 12/5/2031	Aaa		1,500,000	1,533,769
Fannie Mae Multifamily REMIC Trust, Series 2012-M13, Class ASQ2, 1.246%, 8/25/2017	WR	[4]	1,126,176	1,131,951
Freddie Mac Multifamily Structured Pass-Through Certificates, Series K005, Class AX (IO)[3], 1.558%, 11/25/2019	WR	[4]	7,609,731	425,369
Freddie Mac Multifamily Structured Pass-Through Certificates, Series K009, Class X1 (IO)[3], 1.628%, 8/25/2020	WR	[4]	11,057,298	652,613
Freddie Mac Multifamily Structured Pass-Through Certificates, Series K014, Class X1 (IO)[3], 1.413%, 4/25/2021	WR	[4]	7,965,827	502,277
Freddie Mac Multifamily Structured Pass-Through Certificates, Series K016, Class X1 (IO)[3], 1.717%, 10/25/2021	WR	[4]	5,087,608	424,424
Freddie Mac Multifamily Structured Pass-Through Certificates, Series K017, Class X1 (IO)[3], 1.576%, 12/25/2021	WR	[4]	6,742,966	517,739
Freddie Mac Multifamily Structured Pass-Through Certificates, Series K021, Class X1 (IO)[3], 1.633%, 6/25/2022	WR	[4]	18,268,029	1,587,985
Freddie Mac Multifamily Structured Pass-Through Certificates, Series K030, Class X1 (IO)[3], 0.336%, 4/25/2023	Aaa		61,225,828	940,429

11

Investment Portfolio - March 31, 2015

(unaudited)

UNCONSTRAINED BOND SERIES (FORMERLY KNOWN AS CORE PLUS BOND SERIES)	CREDIT RATING[1]		PRINCIPAL AMOUNT[2]	VALUE

COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
Freddie Mac Multifamily Structured Pass-Through Certificates, Series K032, Class X1 (IO)[3], 0.236%, 5/25/2023	WR	[4]	36,202,919	$326,369
Freddie Mac Multifamily Structured Pass-Through Certificates, Series K706, Class X1 (IO)[3], 1.714%, 10/25/2018	Aaa		8,186,291	404,239
Freddie Mac Multifamily Structured Pass-Through Certificates, Series K-P01, Class A2, 1.72%, 1/25/2019	WR	[4]	1,480,000	1,488,396
FREMF Mortgage Trust, Series 2011-K701, Class B3,6, 4.436%, 7/25/2048	A	[5]	950,000	1,004,436
FREMF Mortgage Trust, Series 2011-K702, Class B3,6, 4.936%, 4/25/2044	A3		230,000	247,070
FREMF Mortgage Trust, Series 2013-K28, Class X2A (IO)[6], 0.10%, 6/25/2046	WR	[4]	95,459,454	594,903
FREMF Mortgage Trust, Series 2013-K712, Class B3,6, 3.484%, 5/25/2045	A	[5]	1,300,000	1,337,599
FREMF Mortgage Trust, Series 2014-K716, Class B3,6, 4.086%, 8/25/2047	A2		2,550,000	2,654,677
FREMF Mortgage Trust, Series 2015-K42, Class B3,6, 3.985%, 12/25/2024	A3		1,900,000	1,949,408
FREMF Mortgage Trust, Series 2015-K43, Class B3,6, 3.863%, 2/25/2048	WR	[4]	1,500,000	1,532,875
GAHR Commercial Mortgage Trust, Series 2015-NRF, Class BFX[6], 3.382%, 12/15/2019	AA	[5]	2,000,000	2,037,222
GAHR Commercial Mortgage Trust, Series 2015-NRF, Class DFX[6], 3.382%, 12/15/2019	BBB	[5]	1,150,000	1,137,626
GS Mortgage Securities Trust, Series 2013-GC14, Class A5, 4.243%, 8/10/2046	Aaa		1,500,000	1,679,720
JP Morgan Chase Commercial Mortgage Securities Trust, Series 2005-CB13, Class A4[3], 5.423%, 1/12/2043	Aaa		850,000	859,869
JP Morgan Chase Commercial Mortgage Securities Trust, Series 2005-CB13, Class AM3, 5.464%, 1/12/2043	Baa1		460,000	470,471
JP Morgan Chase Commercial Mortgage Securities Trust, Series 2005-LDP5, Class A4[3], 5.413%, 12/15/2044	Aaa		1,124,430	1,136,721
JP Morgan Chase Commercial Mortgage Securities Trust, Series 2006-CB16, Class A4, 5.552%, 5/12/2045	Aaa		2,909,862	3,016,456
JP Morgan Chase Commercial Mortgage Securities Trust, Series 2006-LDP7, Class A4[3], 6.057%, 4/15/2045	Aaa		1,075,000	1,110,796
JP Morgan Chase Commercial Mortgage Securities Trust, Series 2010-C2, Class A3[6], 4.07%, 11/15/2043	AAA	[5]	750,000	818,521
JP Morgan Mortgage Trust, Series 2013-1, Class 1A2[3,6], 3.00%, 3/25/2043	WR	[4]	1,042,338	1,039,569
JP Morgan Mortgage Trust, Series 2013-2, Class A2[3,6], 3.50%, 5/25/2043	AAA	[5]	1,222,624	1,253,191
JP Morgan Mortgage Trust, Series 2014-2, Class 1A1[3,6], 3.00%, 6/25/2029	AAA	[5]	1,616,385	1,658,865
LSTAR Commercial Mortgage Trust, Series 2014-2, Class A2[6], 2.767%, 1/20/2041	Aaa		1,425,000	1,453,735

12

Investment Portfolio - March 31, 2015

(unaudited)

UNCONSTRAINED BOND SERIES (FORMERLY KNOWN AS CORE PLUS BOND SERIES)	CREDIT RATING[1]		PRINCIPAL AMOUNT[2]	VALUE

COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2013-C11, Class A4[3], 4.363%, 8/15/2046	Aaa		3,725,000	$4,170,368
Morgan Stanley Capital I Trust, Series 2005-IQ10, Class A4A3, 5.23%, 9/15/2042	Aaa		143,688	144,115
Morgan Stanley Capital I Trust, Series 2006-HQ10, Class A4, 5.328%, 11/12/2041	Aaa		1,677,677	1,758,176
Morgan Stanley Capital I Trust, Series 2011-C1, Class A2[6], 3.884%, 9/15/2047	AAA	[5]	200,000	203,020
Motel 6 Trust, Series 2015-MTL6, Class B6, 3.298%, 2/5/2030	WR	[4]	1,900,000	1,917,577
New Residential Mortgage Loan Trust, Series 2014-3A, Class AFX3[3,6], 3.75%, 11/25/2054	AAA	[5]	2,022,779	2,084,953
OBP Depositor LLC Trust, Series 2010-OBP, Class A6, 4.646%, 7/15/2045	AAA	[5]	420,000	471,487
Resource Capital Corp., Series 2013-CRE1, Class A (Cayman Islands)[3,6], 1.482%, 12/15/2028	AAA	[5]	403,373	403,286
SCG Trust, Series 2013-SRP1, Class AJ3,6, 2.132%, 11/15/2026	AAA	[5]	2,000,000	2,006,190
Sequoia Mortgage Trust, Series 2011-2, Class A1[3], 3.90%, 9/25/2041	WR	[4]	658,354	684,004
Sequoia Mortgage Trust, Series 2012-2, Class A2[3], 3.50%, 4/25/2042	WR	[4]	1,211,904	1,228,763
Sequoia Mortgage Trust, Series 2013-2, Class A1[3], 1.874%, 2/25/2043	AAA	[5]	1,178,006	1,103,692
Sequoia Mortgage Trust, Series 2013-7, Class A2[3], 3.00%, 6/25/2043	AAA	[5]	908,567	899,339
Sequoia Mortgage Trust, Series 2013-8, Class A1[3], 3.00%, 6/25/2043	Aaa		1,259,252	1,247,251
U.S. Small Business Administration, Series 2015-10A, Class 1, 2.517%, 3/10/2025	WR	[4]	3,300,000	3,312,791
Vornado DP LLC Trust, Series 2010-VNO, Class A2FX6, 4.004%, 9/13/2028	AAA	[5]	1,195,000	1,305,939
Wachovia Bank Commercial Mortgage Trust, Series 2005-C21, Class A4[3], 5.43%, 10/15/2044	Aaa		855,371	861,548
Wachovia Bank Commercial Mortgage Trust, Series 2005-C22, Class AM3, 5.489%, 12/15/2044	Baa3		1,060,000	1,079,181
Wachovia Bank Commercial Mortgage Trust, Series 2006-C26, Class A3[3], 6.011%, 6/15/2045	Aaa		1,220,000	1,272,635
Wells Fargo Commercial Mortgage Trust, Series 2010-C1, Class A2[6], 4.393%, 11/15/2043	Aaa		1,350,000	1,493,632
WF-RBS Commercial Mortgage Trust, Series 2011-C2, Class A4[3,6], 4.869%, 2/15/2044	Aaa		1,550,000	1,763,902
WF-RBS Commercial Mortgage Trust, Series 2014-C19, Class A5, 4.101%, 3/15/2047	Aaa		3,850,000	4,268,495
WF-RBS Commercial Mortgage Trust, Series 2014-C20, Class A5, 3.995%, 5/15/2047	Aaa		5,556,000	6,107,711
WinWater Mortgage Loan Trust, Series 2015-03, Class A5[3,6], 3.50%, 3/20/2045	Aaa		2,375,000	2,445,137
WinWater Mortgage Loan Trust, Series 2015-1, Class A1[3,6], 3.50%, 1/20/2045	WR	[4]	1,972,660	2,021,413

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (Identified Cost $109,440,752)				109,608,457

13

Investment Portfolio - March 31, 2015

(unaudited)

UNCONSTRAINED BOND SERIES (FORMERLY KNOWN AS CORE PLUS BOND SERIES)	CREDIT RATING[1]	PRINCIPAL AMOUNT2/ SHARES		VALUE

FOREIGN GOVERNMENT BONDS - 3.5%
Brazilian Government International Bond (Brazil), 8.875%, 10/14/2019	Baa2		1,300,000	$1,605,500
Chile Government International Bond (Chile), 5.50%, 8/5/2020	Aa3	CLP	1,800,000,000	3,071,212
Malaysia Government Bond (Malaysia), 4.262%, 9/15/2016	A3	MYR	8,905,000	2,440,145
Mexican Government Bond (Mexico), 8.00%, 12/17/2015	A3	MXN	55,455,000	3,754,569
Mexican Government Bond (Mexico), 5.00%, 6/15/2017	A3	MXN	64,000,000	4,277,618
Mexican Government Bond (Mexico), 8.00%, 6/11/2020	A3	MXN	35,000,000	2,566,504
Mexican Government Bond (Mexico), 6.50%, 6/9/2022	A3	MXN	126,000,000	8,634,620
Russian Foreign Bond - Eurobond (Russia)[6], 5.00%, 4/29/2020	Ba1		1,200,000	1,201,500

TOTAL FOREIGN GOVERNMENT BONDS (Identified Cost $30,978,795)				27,551,668

MUNICIPAL BONDS - 0.7%
Puerto Rico Sales Tax Financing Corp., Public Impt., Series A, Revenue Bond, 5.50%, 8/1/2021	Caa1		3,625,000	2,740,971
Puerto Rico Sales Tax Financing Corp., Public Impt., Series A, Revenue Bond, 5.50%, 8/1/2022	Caa1		3,750,000	2,643,000

TOTAL MUNICIPAL BONDS (Identified Cost $6,931,708)				5,383,971

MUTUAL FUND - 0.0%*
John Hancock Preferred Income Fund (Identified Cost $139,390)			10,500	222,285

U.S. GOVERNMENT AGENCIES - 3.9%
Mortgage-Backed Securities - 3.9%
Fannie Mae, Pool #888468, 5.50%, 9/1/2021			992,936	1,079,266
Fannie Mae, Pool #995233, 5.50%, 10/1/2021			83,057	89,819
Fannie Mae, Pool #888017, 6.00%, 11/1/2021			97,451	106,647
Fannie Mae, Pool #995329, 5.50%, 12/1/2021			686,919	749,146
Fannie Mae, Pool #888136, 6.00%, 12/1/2021			121,655	132,731
Fannie Mae, Pool #888810, 5.50%, 11/1/2022			1,200,175	1,312,326
Fannie Mae, Pool #AD0462, 5.50%, 10/1/2024			75,071	83,511
Fannie Mae, Pool #MA0115, 4.50%, 7/1/2029			215,281	235,936
Fannie Mae, Pool #MA1834, 4.50%, 2/1/2034			647,015	712,192
Fannie Mae, Pool #MA1890, 4.00%, 5/1/2034			1,382,890	1,494,045
Fannie Mae, Pool #918516, 5.50%, 6/1/2037			371,989	418,589
Fannie Mae, Pool #933731, 5.50%, 4/1/2038			427,069	480,595
Fannie Mae, Pool #889624, 5.50%, 5/1/2038			505,934	569,313
Fannie Mae, Pool #995876, 6.00%, 11/1/2038			1,258,082	1,434,458
Fannie Mae, Pool #AD0307, 5.50%, 1/1/2039			509,707	573,559
Fannie Mae, Pool #AB4300, 3.50%, 1/1/2042			1,916,858	2,015,961
Fannie Mae, Pool #AQ7871, 3.50%, 12/1/2042			1,818,370	1,912,526
Freddie Mac, Pool #G11850, 5.50%, 7/1/2020			379,526	405,995

14

Investment Portfolio - March 31, 2015

(unaudited)

UNCONSTRAINED BOND SERIES (FORMERLY KNOWN AS CORE PLUS BOND SERIES)	PRINCIPAL AMOUNT2/ SHARES	VALUE

U.S. GOVERNMENT AGENCIES (continued)
Mortgage-Backed Securities (continued)
Freddie Mac, Pool #G12610, 6.00%, 3/1/2022	118,980	$130,644
Freddie Mac, Pool #G12655, 6.00%, 5/1/2022	86,431	94,789
Freddie Mac, Pool #G12988, 6.00%, 1/1/2023	65,741	72,607
Freddie Mac, Pool #G13078, 6.00%, 3/1/2023	117,353	129,614
Freddie Mac, Pool #G13331, 5.50%, 10/1/2023	51,851	57,168
Freddie Mac, Pool #C91359, 4.50%, 2/1/2031	477,782	522,975
Freddie Mac, Pool #D98711, 4.50%, 7/1/2031	1,139,051	1,247,155
Freddie Mac, Pool #C91746, 4.50%, 12/1/2033	1,165,949	1,278,786
Freddie Mac, Pool #C91754, 4.50%, 3/1/2034	329,048	360,992
Freddie Mac, Pool #K92054, 4.00%, 10/1/2034	1,366,108	1,474,798
Freddie Mac, Pool #C91811, 4.00%, 1/1/2035	2,095,454	2,259,598
Freddie Mac, Pool #G07655, 5.50%, 12/1/2035	1,248,530	1,405,829
Freddie Mac, Pool #G04176, 5.50%, 5/1/2038	578,693	649,521
Freddie Mac, Pool #A78227, 5.50%, 6/1/2038	623,519	699,392
Freddie Mac, Pool #G05956, 5.50%, 7/1/2038	457,369	513,242
Freddie Mac, Pool #G05671, 5.50%, 8/1/2038	50,043	56,175
Freddie Mac, Pool #G05900, 6.00%, 3/1/2040	408,613	463,778
Freddie Mac, Pool #G07589, 5.50%, 6/1/2041	1,529,403	1,715,056
Freddie Mac, Pool #Q17513, 3.50%, 4/1/2043	1,918,522	2,014,917
Freddie Mac, Pool #C09068, 3.50%, 11/1/2044	1,420,801	1,490,553

TOTAL U.S. GOVERNMENT AGENCIES (Identified Cost $29,734,475)		30,444,204

SHORT-TERM INVESTMENT - 2.5%

Dreyfus Cash Management, Inc. - Institutional Shares[16], 0.03%, (Identified Cost $20,098,146)	20,098,146	20,098,146

TOTAL INVESTMENTS - 99.4% (Identified Cost $778,087,848)		787,849,075
OTHER ASSETS, LESS LIABILITIES - 0.6%		4,867,238

NET ASSETS - 100%		$792,716,313

CLP - Chilean Peso

Impt. - Improvement

IO - Interest only

MXN - Mexican Peso

MYR - Malaysian Ringgit

*Less than 0.1%.

1Credit ratings from Moody’s (unaudited).

2Amount is stated in USD unless otherwise noted.

3The coupon rate is floating and is the effective rate as of March 31, 2015.

4Credit rating has been withdrawn. As of March 31, 2015, there is no rating available (unaudited).

5Credit ratings from S&P (unaudited).

15

Investment Portfolio - March 31, 2015

(unaudited)

6Restricted securities - Investment in securities that are restricted as to public resale under the Securities Act of 1933, as amended. These securities have been sold under rule 144A and have been determined to be liquid under guidelines established by the Board of Directors. These securities amount to $184,599,899 or 23.3%, of the Series’ net assets as of March 31, 2015.

7Security is perpetual in nature and has no stated maturity date.

8The rate shown is a fixed rate as of March 31, 2015; the rate becomes floating, based on USD Swap Semi 30/360 5-Year plus a spread, in May 2018.

9The rate shown is a fixed rate as of March 31, 2015; the rate becomes floating, based on USD Swap Semi 30/360 5-Year plus a spread, in May 2019.

10The rate shown is a fixed rate as of March 31, 2015; the rate becomes floating, based on USD Swap Semi 30/360 5-Year plus a spread, in September 2019.

11The rate shown is a fixed rate as of March 31, 2015; the rate becomes floating, based on U.S. Treasury Yield Curve Rate Treasury Note Constant Maturity 5 Year in June 2017.

12The rate shown is a fixed rate as of March 31, 2015; the rate becomes floating, based on LIBOR plus a spread, in June 2022.

13Represents a Payment-In-Kind bond.

14The rate shown is a fixed rate as of March 31, 2015; the rate becomes floating, based on LIBOR plus a spread, in January 2022.

15The rate shown is a fixed rate as of March 31, 2015; the rate becomes floating, based on LIBOR plus a spread, in June 2015.

16Rate shown is the current yield as of March 31, 2015.

The Global Industry Classification Standard (GICS) was developed by and is the exclusive property and a service mark of MSCI Inc. (MSCI) and Standard & Poor’s, a division of The McGraw-Hill Companies, Inc. (S&P), and is licensed for use by Manning & Napier when referencing GICS sectors. Neither MSCI, S&P, nor any third party involved in making or compiling the GICS or any GICS classifications makes any express or implied warranties or representations with respect to such standard or classification, nor shall any such party have any liability therefrom.

Federal Tax Information:

On March 31, 2015, the identified cost of investments for federal income tax purposes, the resulting gross unrealized appreciation and depreciation, and the net unrealized appreciation were as follows:

Cost for federal income tax purposes	$778,087,848
Unrealized appreciation	20,455,901
Unrealized depreciation	(10,694,674)

Net unrealized appreciation	$9,761,227

Fair Value Information:

Various inputs are used in determining the value of the Series’ assets or liabilities carried at fair value. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical assets and liabilities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Level 3 includes significant unobservable inputs (including the Series’ own assumptions in determining the fair value of investments). A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the valuation levels used for major security types as of March 31, 2015 in valuing the Series’ assets or liabilities carried at fair value:

DESCRIPTION	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3
Assets:
Preferred securities:
Financials	$9,809,849	$9,809,849	$—	$—
Debt securities:
Loan assignments	3,577,715	—	3,577,715	—
U.S. Treasury and other U.S. Government agencies	30,444,204	—	30,444,204	—
States and political subdivisions (municipals)	5,383,971	—	5,383,971	—
Corporate debt:
Consumer Discretionary	59,876,655	—	59,876,655	—
Consumer Staples	15,430,865	—	15,430,865	—
Energy	73,320,186	—	73,320,186	—

16

Investment Portfolio - March 31, 2015

(unaudited)

DESCRIPTION	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3
Financials	$266,020,970	$—	$266,020,970	$—
Health Care	17,834,077	—	17,834,077	—
Industrials	45,338,721	—	45,338,721	—
Information Technology	26,262,166	—	26,262,166	—
Materials	39,082,197	—	39,082,197	—
Telecommunication Services	13,783,278	—	13,783,278	—
Utilities	9,752,079	—	9,752,079	—
Convertible corporate debt:
Consumer Discretionary	3,338,156	—	3,338,156	—
Asset-backed securities	11,113,430	—	11,113,430	—
Commercial mortgage-backed securities	109,608,457	—	109,608,457	—
Foreign government bonds	27,551,668	—	27,551,668	—
Mutual funds	20,320,431	20,320,431	—	—

Total assets	$787,849,075	$30,130,280	$757,718,795	$—

There were no Level 3 securities held by the Series as of December 31, 2014 or March 31, 2015.

The Fund’s policy is to recognize transfers in and transfers out of the valuation levels as of the beginning of the reporting period. There were no transfers between Level 1 and Level 2 during the three months ended March 31, 2015.

The Investment Portfolio should be read in conjunction with the financial statements and notes to financial statements, which are included in the Series’ audited annual report or unaudited semi-annual report. These reports include additional information about the Series’ security valuation policies and about certain security types invested in by the Series.

17

Investment Portfolio - March 31, 2015

(unaudited)

HIGH YIELD BOND SERIES	CREDIT RATING[1]		PRINCIPAL AMOUNT	VALUE

LOAN ASSIGNMENTS - 6.9%
Alere, Inc., Term B2, 4.25%, 6/30/2017	WR	[3]	$3,145,750	$3,148,550
CPI International, Inc., 1st Lien Term Loan B2, 4.25%, 11/17/2017	Ba3		2,984,925	2,971,881
Crown Castle Operating Co., 1st Lien Term Loan B2[2], 3.00%, 1/31/2021	Ba2		3,949,992	3,937,470
NRG Energy, Inc. Term B2, 2.75%, 7/1/2018	Baa3		3,954,609	3,940,610
Valeant Pharmaceuticals International, Inc., Term Loan D2[2], 3.50%, 2/13/2019	Ba1		4,000,000	4,006,880

TOTAL LOAN ASSIGNMENTS (Identified Cost $17,998,834)				18,005,391

CORPORATE BONDS - 84.4%

Non-Convertible Corporate Bonds - 84.4%
Consumer Discretionary - 12.1%
Auto Components - 1.0%
Icahn Enterprises LP - Icahn Enterprises Finance Corp., 5.875%, 2/1/2022	Ba3		2,455,000	2,528,650

Hotels, Restaurants & Leisure - 2.5%
Cleopatra Finance Ltd. (Italy)[4], 6.25%, 2/15/2022	Ba2		2,635,000	2,575,712
Wynn Las Vegas LLC - Wynn Las Vegas Capital Corp.[4], 5.50%, 3/1/2025	Ba2		3,790,000	3,837,375

				6,413,087

Household Durables - 4.7%
Brookfield Residential Properties, Inc. - Brookfield Residential US Corp. (Canada)[4], 6.125%, 7/1/2022	B2		2,545,000	2,634,075
Meritage Homes Corp., 7.15%, 4/15/2020	Ba3		1,460,000	1,573,150
Meritage Homes Corp., 7.00%, 4/1/2022	Ba3		2,250,000	2,413,125
TRI Pointe Holdings, Inc.[4], 4.375%, 6/15/2019	B1		2,535,000	2,474,794
Weekley Homes LLC - Weekley Finance Corp., 6.00%, 2/1/2023	B2		3,180,000	3,044,850

				12,139,994

Media - 3.9%
Cogeco Cable, Inc. (Canada)[4], 4.875%, 5/1/2020	BB	[5]	3,830,000	3,877,875
Columbus International, Inc. (Barbados)[4], 7.375%, 3/30/2021	B2		3,440,000	3,616,300
Sirius XM Radio, Inc.[4], 5.375%, 4/15/2025	Ba3		2,650,000	2,663,250

				10,157,425

Total Consumer Discretionary				31,239,156

Consumer Staples - 9.4%
Beverages - 1.0%
DS Services of America, Inc.[4], 10.00%, 9/1/2021	Ba3		2,115,000	2,485,125

Food & Staples Retailing - 3.3%
C&S Group Enterprises LLC[4], 5.375%, 7/15/2022	B1		3,720,000	3,636,300
KeHE Distributors LLC - KeHE Finance Corp.[4], 7.625%, 8/15/2021	B3		2,305,000	2,446,181

1

Investment Portfolio - March 31, 2015

(unaudited)

HIGH YIELD BOND SERIES	CREDIT RATING[1]		PRINCIPAL AMOUNT	VALUE

CORPORATE BONDS (continued)
Non-Convertible Corporate Bonds (continued)
Consumer Staples (continued)
Food & Staples Retailing (continued)
Shearer’s Foods LLC - Chip Finance Corp.[4], 9.00%, 11/1/2019	B1		$2,390,000	$2,605,100

				8,687,581

Food Products - 1.3%
Pinnacle Operating Corp.[4], 9.00%, 11/15/2020	Caa1		3,435,000	3,469,350

Household Products - 2.6%
HRG Group, Inc., 7.875%, 7/15/2019	Ba3		3,385,000	3,562,713
HRG Group, Inc., 7.75%, 1/15/2022	Caa1		3,100,000	3,084,500

				6,647,213

Tobacco - 1.2%
Vector Group Ltd., 7.75%, 2/15/2021	Ba3		2,970,000	3,159,337

Total Consumer Staples				24,448,606

Energy - 8.9%
Energy Equipment & Services - 3.4%
Calfrac Holdings LP (Canada)[4], 7.50%, 12/1/2020	B1		2,470,000	2,192,125
Parker Drilling Co., 6.75%, 7/15/2022	B1		3,435,000	2,722,237
Seventy Seven Operating LLC, 6.625%, 11/15/2019	Ba3		2,395,000	1,790,263
Shelf Drilling Holdings Ltd. (United Arab Emirates)[4], 8.625%, 11/1/2018	Ba3		2,590,000	2,117,325

				8,821,950

Oil, Gas & Consumable Fuels - 5.5%
Energy XXI Gulf Coast, Inc., 7.50%, 12/15/2021	Caa3		2,445,000	880,200
FTS International, Inc.[4], 6.25%, 5/1/2022	B2		2,470,000	1,815,450
Ithaca Energy, Inc. (United Kingdom)[4], 8.125%, 7/1/2019	Caa2		1,350,000	1,069,875
PBF Holding Co. LLC - PBF Finance Corp., 8.25%, 2/15/2020	Ba3		3,600,000	3,802,500
Peabody Energy Corp.[4], 10.00%, 3/15/2022	B2		2,650,000	2,358,500
Sabine Pass Liquefaction LLC, 5.625%, 2/1/2021	Ba3		4,155,000	4,182,257

				14,108,782

Total Energy				22,930,732

Financials - 17.7%
Banks - 2.9%
CIT Group, Inc., 5.25%, 3/15/2018	B1		2,535,000	2,623,725
Popular, Inc., 7.00%, 7/1/2019	B2		4,840,000	4,864,200

				7,487,925

Capital Markets - 1.4%
Drawbridge Special Opportunities Fund LP - Drawbridge Special Opportunities Finance[4], 5.00%, 8/1/2021	BBB	[5]	3,725,000	3,706,375

Consumer Finance - 2.7%
CNG Holdings, Inc.[4], 9.375%, 5/15/2020	Caa1		2,600,000	1,865,500

2

Investment Portfolio - March 31, 2015

(unaudited)

HIGH YIELD BOND SERIES	CREDIT RATING[1]	PRINCIPAL AMOUNT	VALUE

CORPORATE BONDS (continued)
Non-Convertible Corporate Bonds (continued)
Financials (continued)
Consumer Finance (continued)
Navient Corp., 6.125%, 3/25/2024	Ba3	$5,365,000	$5,150,400

			7,015,900

Diversified Financial Services - 2.0%
Jefferies Finance LLC - JFIN Co-Issuer Corp.[4], 7.375%, 4/1/2020	B1	2,970,000	2,880,900
Jefferies Finance LLC - JFIN Co-Issuer Corp.[4], 6.875%, 4/15/2022	B1	2,400,000	2,232,000

			5,112,900

Real Estate Investment Trusts (REITS) - 3.6%
DuPont Fabros Technology LP, 5.875%, 9/15/2021	Ba1	3,525,000	3,639,563
Qualitytech LP - QTS Finance Corp.[4], 5.875%, 8/1/2022	B2	2,437,000	2,504,017
Rialto Holdings LLC - Rialto Corp.[4], 7.00%, 12/1/2018	B2	3,085,000	3,208,400

			9,351,980

Real Estate Management & Development - 1.9%
Forestar USA Real Estate Group, Inc.[4], 8.50%, 6/1/2022	B2	2,350,000	2,267,750
Greystar Real Estate Partners LLC[4], 8.25%, 12/1/2022	B2	2,500,000	2,618,750

			4,886,500

Thrifts & Mortgage Finance - 3.2%
Ladder Capital Finance Holdings LLLP - Ladder Capital Finance Corp., 7.375%, 10/1/2017	Ba3	3,125,000	3,210,938
Ladder Capital Finance Holdings LLLP - Ladder Capital Finance Corp.[4], 5.875%, 8/1/2021	Ba3	3,335,000	3,151,575
Prospect Holding Co. LLC - Prospect Holding Finance Co.[4], 10.25%, 10/1/2018	B2	2,470,000	1,827,800

			8,190,313

Total Financials			45,751,893

Health Care - 2.1%
Health Care Equipment & Supplies - 1.0%
Halyard Health, Inc.[4], 6.25%, 10/15/2022	B2	2,380,000	2,493,050

Health Care Providers & Services - 1.1%
Fresenius US Finance II, Inc. (Germany)[4], 9.00%, 7/15/2015	Ba1	2,925,000	2,983,500

Total Health Care			5,476,550

Industrials - 16.9%
Aerospace & Defense - 1.5%
DigitalGlobe, Inc.[4], 5.25%, 2/1/2021	B1	3,779,000	3,779,000

Air Freight & Logistics - 1.0%
Neovia Logistics Intermediate Holdings LLC - Logistics Intermediate Finance Corp.[4,6], 10.00%, 2/15/2018	Caa2	2,485,000	2,497,425

Airlines - 4.3%
Allegiant Travel Co., 5.50%, 7/15/2019	B1	3,645,000	3,736,125

3

Investment Portfolio - March 31, 2015

(unaudited)

HIGH YIELD BOND SERIES	CREDIT RATING[1]		PRINCIPAL AMOUNT	VALUE

CORPORATE BONDS (continued)
Non-Convertible Corporate Bonds (continued)
Industrials (continued)
Airlines (continued)
Delta Air Lines Pass-Through Trust, Series 2010-1, Class B4, 6.375%, 1/2/2016	Ba1		$2,290,000	$2,360,074
Gol LuxCo S.A. (Brazil)[4], 8.875%, 1/24/2022	B	[5]	3,710,000	2,689,750
United Continental Holdings, Inc., 6.375%, 6/1/2018	B3		2,295,000	2,429,831

				11,215,780

Building Products - 1.0%
Griffon Corp., 5.25%, 3/1/2022	B1		2,550,000	2,515,830

Commercial Services & Supplies - 0.7%
Modular Space Corp.[4], 10.25%, 1/31/2019	B3		2,390,000	1,900,050

Construction & Engineering - 1.2%
Abengoa Finance S.A.U. (Spain)[4], 7.75%, 2/1/2020	B2		3,295,000	3,163,200

Machinery - 3.4%
CNH Industrial Capital LLC, 3.875%, 11/1/2015	Ba1		2,720,000	2,740,400
SPL Logistics Escrow LLC - SPL Logistics Finance Corp.[4], 8.875%, 8/1/2020	B2		2,760,000	2,904,900
Waterjet Holdings, Inc.[4], 7.625%, 2/1/2020	B2		2,925,000	3,078,563

				8,723,863

Trading Companies & Distributors - 3.8%
Aircastle Ltd., 5.50%, 2/15/2022	Ba2		2,446,000	2,601,933
Fly Leasing Ltd. (Ireland), 6.75%, 12/15/2020	B2		3,485,000	3,559,056
Fly Leasing Ltd. (Ireland), 6.375%, 10/15/2021	B2		1,600,000	1,584,000
International Lease Finance Corp., 8.75%, 3/15/2017	Ba2		2,000,000	2,210,000

				9,954,989

Total Industrials				43,750,137

Materials - 7.0%
Chemicals - 1.4%
Consolidated Energy Finance S.A. (Trinidad-Tobago)[4], 6.75%, 10/15/2019	B2		3,610,000	3,637,075

Containers & Packaging - 1.7%
Ardagh Packaging Finance plc - Ardagh Holdings USA, Inc. (Ireland)[2,4], 3.271%, 12/15/2019	Ba3		4,365,000	4,255,875

Metals & Mining - 3.9%
ArcelorMittal (Luxembourg), 10.60%, 6/1/2019	Ba1		2,130,000	2,605,256
Essar Steel Algoma, Inc. (Canada)[4], 9.50%, 11/15/2019	Ba3		2,405,000	2,086,337
Lundin Mining Corp. (Canada)[4], 7.875%, 11/1/2022	Ba2		2,450,000	2,554,125

4

Investment Portfolio - March 31, 2015

(unaudited)

HIGH YIELD BOND SERIES	CREDIT RATING[1]		PRINCIPAL AMOUNT/ SHARES	VALUE

CORPORATE BONDS (continued)
Non-Convertible Corporate Bonds (continued)
Materials (continued)
Metals & Mining (continued)
SunCoke Energy Partners LP - SunCoke Energy Partners Finance Corp.[4], 7.375%, 2/1/2020	B1		$2,890,000	$2,962,250

				10,207,968

Total Materials				18,100,918

Telecommunication Services - 4.9%
Diversified Telecommunication Services - 1.0%
Windstream Corp., 7.875%, 11/1/2017	B1		2,525,000	2,736,469

Wireless Telecommunication Services - 3.9%
Altice Financing S.A. (Luxembourg)[4], 6.50%, 1/15/2022	B1		4,960,000	5,090,200
Sixsigma Networks Mexico S.A. de C.V. (Mexico)[4], 8.25%, 11/7/2021	B1		2,435,000	2,545,305
T-Mobile USA, Inc., 6.836%, 4/28/2023	Ba3		2,250,000	2,368,125

				10,003,630

Total Telecommunication Services				12,740,099

Utilities - 5.4%
Independent Power and Renewable Electricity Producers - 5.4%
Abengoa Yield plc (Spain)[4], 7.00%, 11/15/2019	WR	[3]	3,845,000	3,960,350
ContourGlobal Power Holdings S.A. (France)[4], 7.125%, 6/1/2019	B3		3,560,000	3,631,200
NRG Energy, Inc., 6.25%, 7/15/2022	B1		2,400,000	2,466,000
RJS Power Holdings LLC[4], 5.125%, 7/15/2019	B1		3,980,000	3,920,300

Total Utilities				13,977,850

Total Non-Convertible Corporate Bonds (Identified Cost $224,608,911)				218,415,941

MUTUAL FUNDS - 3.7%
BlackRock Corporate High Yield Fund, Inc.			103,000	1,149,480
BlackRock Debt Strategies Fund, Inc.			389,950	1,454,514
iShares iBoxx $ High Yield Corporate Bond ETF			55,510	5,029,761
SPDR Barclays High Yield Bond ETF			47,100	1,847,262

TOTAL MUTUAL FUNDS (Identified Cost $9,434,401)				9,481,017

SHORT-TERM INVESTMENT - 3.6%

Dreyfus Cash Management, Inc. - Institutional Shares[7], 0.03%, (Identified Cost $9,324,252)			9,324,252	9,324,252

5

Investment Portfolio - March 31, 2015

(unaudited)

HIGH YIELD BOND SERIES	VALUE
TOTAL INVESTMENTS - 98.6% (Identified Cost $261,366,398)	$255,226,601
OTHER ASSETS, LESS LIABILITIES - 1.4%	3,646,706

NET ASSETS - 100%	$258,873,307

ETF - Exchange-Traded Fund

1Credit ratings from Moody’s (unaudited).

2The coupon rate is floating and is the effective rate as of March 31, 2015.

3Credit rating has been withdrawn. As of March 31, 2015, there is no rating available (unaudited).

4Restricted securities - Investment in securities that are restricted as to public resale under the Securities Act of 1933, as amended. These securities have been sold under rule 144A and have been determined to be liquid under guidelines established by the Board of Directors. These securities amount to $134,630,308 or 52.0% of the Series’ net assets as of March 31, 2015.

5Credit ratings from S&P (unaudited).

6Represents a Payment-In-Kind bond.

7Rate shown is the current yield as of March 31, 2015.

The Global Industry Classification Standard (GICS) was developed by and is the exclusive property and a service mark of MSCI Inc. (MSCI) and Standard & Poor’s, a division of The McGraw-Hill Companies, Inc. (S&P), and is licensed for use by Manning & Napier when referencing GICS sectors. Neither MSCI, S&P, nor any third party involved in making or compiling the GICS or any GICS classifications makes any express or implied warranties or representations with respect to such standard or classification, nor shall any such party have any liability therefrom.

Federal Tax Information:

On March 31, 2015, the identified cost of investments for federal income tax purposes, the resulting gross unrealized appreciation and depreciation, and the net unrealized depreciation were as follows:

Cost for federal income tax purposes	$261,589,668
Unrealized appreciation	3,103,521
Unrealized depreciation	(9,466,588)

Net unrealized depreciation	$(6,363,067)

Fair Value Information:

Various inputs are used in determining the value of the Series’ assets or liabilities carried at fair value. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical assets and liabilities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Level 3 includes significant unobservable inputs (including the Series’ own assumptions in determining the fair value of investments). A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

6

Investment Portfolio - March 31, 2015

(unaudited)

The following is a summary of the valuation levels used for major security types as of March 31, 2015 in valuing the Series’ assets or liabilities carried at fair value:

DESCRIPTION	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3
Assets:
Debt securities:
Loan assignments	$18,005,391	$—	$18,005,391	$—
Corporate debt:
Consumer Discretionary	31,239,156	—	31,239,156	—
Consumer Staples	24,448,606	—	24,448,606	—
Energy	22,930,732	—	22,930,732	—
Financials	45,751,893	—	45,751,893	—
Health Care	5,476,550	—	5,476,550	—
Industrials	43,750,137	—	43,750,137	—
Materials	18,100,918	—	18,100,918	—
Telecommunication Services	12,740,099	—	12,740,099	—
Utilities	13,977,850	—	13,977,850	—
Mutual funds	18,805,269	18,805,269	—	—

Total assets	$255,226,601	$18,805,269	$236,421,332	$—

There were no Level 3 securities held by the Series as of December 31, 2014 or March 31, 2015.

The Fund’s policy is to recognize transfers in and transfers out of the valuation levels as of the beginning of the reporting period. There were no transfers between Level 1 and Level 2 during the three months ended March 31, 2015.

The Investment Portfolio should be read in conjunction with the financial statements and notes to financial statements, which are included in the Series’ audited annual report or unaudited semi-annual report. These reports include additional information about the Series’ security valuation policies and about certain security types invested in by the Series.

7

Investment Portfolio - March 31, 2015

(unaudited)

INFLATION FOCUS EQUITY SERIES	SHARES	VALUE

COMMON STOCKS - 93.4%
Consumer Discretionary - 3.7%
Media - 3.7%
Sinclair Broadcast Group, Inc. - Class A	34,970	$1,098,408
Tribune Media Co. - Class A	8,250	501,683
Twenty-First Century Fox, Inc. - Class A	57,210	1,935,986

Total Consumer Discretionary		3,536,077

Consumer Staples - 4.0%
Beverages - 1.9%
SABMiller plc (United Kingdom)[1]	34,730	1,819,211

Food Products - 2.1%
Ingredion, Inc.	25,080	1,951,726

Total Consumer Staples		3,770,937

Energy - 19.2%
Energy Equipment & Services - 4.3%
Cameron International Corp.*	24,690	1,114,013
Core Laboratories N.V. - ADR	15,330	1,601,832
Schlumberger Ltd.	10,610	885,298
TGS Nopec Geophysical Co. ASA (Norway)[1]	22,110	489,370

		4,090,513

Oil, Gas & Consumable Fuels - 14.9%
Cameco Corp. (Canada)	60,760	846,721
Cloud Peak Energy, Inc.*	214,570	1,248,797
Concho Resources, Inc.*	6,620	767,390
Continental Resources, Inc.*	17,220	751,997
Denbury Resources, Inc.	83,070	605,580
Diamondback Energy, Inc.*	10,480	805,283
Encana Corp. (Canada)	50,250	560,287
Energen Corp.	10,940	722,040
EOG Resources, Inc.	13,900	1,274,491
Hess Corp.	19,330	1,311,927
Koninklijke Vopak N.V. (Netherlands)[1]	33,870	1,869,173
Parsley Energy, Inc. - Class A*	43,240	690,975
Peabody Energy Corp.	253,840	1,248,893
Pioneer Natural Resources Co.	4,700	768,497
RSP Permian, Inc.*	25,480	641,841

		14,113,892

Total Energy		18,204,405

Financials - 7.5%
Diversified Financial Services - 1.1%
Berkshire Hathaway, Inc. - Class B*	6,830	985,706

Real Estate Investment Trusts (REITS) - 4.2%
Plum Creek Timber Co., Inc.	47,640	2,069,958

1

Investment Portfolio - March 31, 2015

(unaudited)

INFLATION FOCUS EQUITY SERIES	SHARES	VALUE

COMMON STOCKS (continued)
Financials (continued)
Real Estate Investment Trusts (REITS) (continued)
Weyerhaeuser Co.	58,580	$1,941,927

		4,011,885

Real Estate Management & Development - 2.2%
Realogy Holdings Corp.*	46,450	2,112,546

Total Financials		7,110,137

Health Care - 2.1%
Health Care Equipment & Supplies - 1.1%
Neogen Corp.*	22,460	1,049,556

Health Care Providers & Services - 1.0%
Air Methods Corp.*	19,810	922,948

Total Health Care		1,972,504

Industrials - 25.1%
Commercial Services & Supplies - 2.3%
Rollins, Inc.	45,495	1,125,091
Stericycle, Inc.*	7,470	1,049,012

		2,174,103

Electrical Equipment - 1.1%
Franklin Electric Co., Inc.	26,080	994,691

Machinery - 14.6%
AGCO Corp.	39,220	1,868,441
Deere & Co.	9,170	804,117
FANUC Corp. (Japan)[1]	8,510	1,857,850
Flowserve Corp.	16,330	922,482
Joy Global, Inc.	27,920	1,093,906
Pall Corp.	14,700	1,475,733
Pentair plc (United Kingdom)	46,020	2,894,198
Xylem, Inc.	83,410	2,921,018

		13,837,745

Road & Rail - 2.7%
Kansas City Southern	12,080	1,233,126
Union Pacific Corp.	12,390	1,341,961

		2,575,087

Trading Companies & Distributors - 4.4%
Brenntag AG (Germany)[1]	38,020	2,271,480
Fastenal Co.	45,220	1,873,691

		4,145,171

Total Industrials		23,726,797

2

Investment Portfolio - March 31, 2015

(unaudited)

INFLATION FOCUS EQUITY SERIES	SHARES	VALUE

COMMON STOCKS (continued)
Information Technology - 12.8%
Electronic Equipment, Instruments & Components - 1.3%
Cognex Corp.*	24,140	$1,197,103

IT Services - 5.6%
MasterCard, Inc. - Class A	31,740	2,742,019
Visa, Inc. - Class A	39,880	2,608,551

		5,350,570

Semiconductors & Semiconductor Equipment - 0.8%
GCL-Poly Energy Holdings Ltd. (Hong Kong)*[1]	2,781,410	736,381

Software - 4.6%
Aspen Technology, Inc.*	14,350	552,331
AVEVA Group plc (United Kingdom)[1]	83,630	1,828,093
Computer Modelling Group Ltd. (Canada)	106,080	1,065,365
Nuance Communications, Inc.*	63,790	915,386

		4,361,175

Technology Hardware, Storage & Peripherals - 0.5%
Stratasys Ltd.*	9,800	517,244

Total Information Technology		12,162,473

Materials - 19.0%
Chemicals - 12.2%
Monsanto Co.	22,940	2,581,668
The Mosaic Co.	38,940	1,793,576
Novozymes A/S - Class B (Denmark)[1]	21,740	992,409
Sociedad Quimica y Minera de Chile S.A. - ADR (Chile)	53,210	971,083
Syngenta AG (Switzerland)[1]	5,490	1,865,110
Tronox Ltd. - Class A	44,020	894,927
Umicore S.A. (Belgium)[1]	36,650	1,530,689
Wacker Chemie AG (Germany)[1]	8,400	969,598

		11,599,060

Metals & Mining - 6.8%
Alcoa, Inc.	44,650	576,878
Alumina Ltd. (Australia)[1]	1,002,880	1,220,417
Iluka Resources Ltd. (Australia)[1]	166,780	1,075,051
Norsk Hydro ASA (Norway)[1]	131,070	688,948
Stillwater Mining Co.*	155,020	2,002,858
Teck Resources Ltd. - Class B (Canada)	62,980	864,715

		6,428,867

Total Materials		18,027,927

TOTAL COMMON STOCKS (Identified Cost $86,497,551)		88,511,257

3

Investment Portfolio - March 31, 2015

(unaudited)

INFLATION FOCUS EQUITY SERIES	SHARES	VALUE

SHORT-TERM INVESTMENT - 6.7%

Dreyfus Cash Management, Inc. - Institutional Shares[2], 0.03%, (Identified Cost $6,317,122)	6,317,122	$6,317,122

TOTAL INVESTMENTS - 100.1% (Identified Cost $92,814,673)		94,828,379
LIABILITIES, LESS OTHER ASSETS - (0.1%)		(64,257)

NET ASSETS - 100%		$94,764,122

ADR - American Depositary Receipt

*Non-income producing security.

1A factor from a third party vendor was applied to determine the security’s fair value following the close of local trading.

2Rate shown is the current yield as of March 31, 2015.

The Global Industry Classification Standard (GICS) was developed by and is the exclusive property and a service mark of MSCI Inc. (MSCI) and Standard & Poor’s, a division of The McGraw-Hill Companies, Inc. (S&P), and is licensed for use by Manning & Napier when referencing GICS sectors. Neither MSCI, S&P, nor any third party involved in making or compiling the GICS or any GICS classifications makes any express or implied warranties or representations with respect to such standard or classification, nor shall any such party have any liability therefrom.

Federal Tax Information:

On March 31, 2015, the identified cost of investments for federal income tax purposes, the resulting gross unrealized appreciation and depreciation, and the net unrealized appreciation were as follows:

Cost for federal income tax purposes	$93,088,005
Unrealized appreciation	10,611,413
Unrealized depreciation	(8,871,039)

Net unrealized appreciation	$1,740,374

Fair Value Information:

Various inputs are used in determining the value of the Series’ assets or liabilities carried at fair value. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical assets and liabilities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Level 3 includes significant unobservable inputs (including the Series’ own assumptions in determining the fair value of investments). A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

4

Investment Portfolio - March 31, 2015

(unaudited)

The following is a summary of the valuation levels used for major security types as of March 31, 2015 in valuing the Series’ assets or liabilities carried at fair value:

DESCRIPTION	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3
Assets:
Equity securities:
Consumer Discretionary	$3,536,077	$3,536,077	$—	$—
Consumer Staples	3,770,937	1,951,726	1,819,211	—
Energy	18,204,405	15,845,862	2,358,543	—
Financials	7,110,137	7,110,137	—	—
Health Care	1,972,504	1,972,504	—	—
Industrials	23,726,797	19,597,467	4,129,330	—
Information Technology	12,162,473	9,597,999	2,564,474	—
Materials	18,027,927	9,685,705	8,342,222	—
Mutual fund	6,317,122	6,317,122	—	—

Total assets	$94,828,379	$75,614,599	$19,213,780	$—

Please see the Investment Portfolio for foreign securities where a factor from a third party vendor was applied to determine the securities’ fair value following the close of local trading. Such securities are included in Level 2 in the table above.

There were no Level 3 securities held by the Series as of December 31, 2014 or March 31, 2015.

The Fund’s policy is to recognize transfers in and transfers out of the valuation levels as of the beginning of the reporting period. There were no transfers between Level 1 and Level 2 during the three months ended March 31, 2015.

The Investment Portfolio should be read in conjunction with the financial statements and notes to financial statements, which are included in the Series’ audited annual report or unaudited semi-annual report. These reports include additional information about the Series’ security valuation policies and about certain security types invested in by the Series.

5

Investment Portfolio - March 31, 2015

(unaudited)

EMERGING MARKETS SERIES	SHARES	VALUE

COMMON STOCKS - 94.8%
Consumer Discretionary - 15.3%
Auto Components - 2.3%
Halla Holdings Corp. (South Korea)[1]	11,243	$716,554
Mando Corp. (South Korea)[1]	12,266	1,765,308

		2,481,862

Automobiles - 1.9%
Hyundai Motor Co. (South Korea)[1]	13,780	2,086,866

Diversified Consumer Services - 3.6%
Kroton Educacional S.A. (Brazil)	1,223,050	3,958,611

Hotels, Restaurants & Leisure - 0.7%
Arcos Dorados Holdings, Inc. - Class A (Argentina)	168,460	830,508

Household Durables - 0.8%
LG Electronics, Inc. (South Korea)[1]	15,900	842,758

Media - 1.0%
Global Mediacom Tbk PT (Indonesia)[1]	7,866,550	1,051,328

Specialty Retail - 2.6%
China ZhengTong Auto Services Holdings Ltd. (China)[1]	4,319,210	2,047,973
Sa Sa International Holdings Ltd. (Hong Kong)[1]	1,747,610	854,409

		2,902,382

Textiles, Apparel & Luxury Goods - 2.4%
Belle International Holdings Ltd. (Hong Kong)[1]	2,278,000	2,659,163

Total Consumer Discretionary		16,813,478

Consumer Staples - 10.7%
Beverages - 4.1%
AMBEV S.A. - ADR (Brazil)*	272,830	1,571,501
Cia Cervecerias Unidas S.A. - ADR (Chile)	143,960	2,988,610

		4,560,111

Food & Staples Retailing - 1.2%
Raia Drogasil S.A. (Brazil)	150,000	1,341,825

Food Products - 4.8%
Charoen Pokphand Foods PCL (Thailand)[1]	2,674,000	1,848,269
M Dias Branco S.A. (Brazil)	46,000	1,247,162
Tiger Brands Ltd. (South Africa)[1]	84,740	2,132,268

		5,227,699

Personal Products - 0.6%
Natura Cosmeticos S.A. (Brazil)	79,000	671,545

Total Consumer Staples		11,801,180

Energy - 2.1%
Energy Equipment & Services - 0.5%
SPT Energy Group, Inc. - Class H (China)[1]	3,126,000	527,677

1

Investment Portfolio - March 31, 2015

(unaudited)

EMERGING MARKETS SERIES	SHARES	VALUE

COMMON STOCKS (continued)
Energy (continued)
Oil, Gas & Consumable Fuels - 1.6%
Cosan S.A. Industria e Comercio (Brazil)	139,190	$1,208,926
Pacific Rubiales Energy Corp. (Colombia)	221,420	527,960

		1,736,886

Total Energy		2,264,563

Financials - 5.7%
Banks - 1.5%
ICICI Bank Ltd. - ADR (India)	161,450	1,672,622

Diversified Financial Services - 2.5%
JSE Ltd. (South Africa)[1]	271,000	2,751,335

Insurance - 0.2%
Brasil Insurance Participacoes e Administracao S.A. (Brazil)	422,360	255,410

Real Estate Management & Development - 1.5%
BR Malls Participacoes S.A. (Brazil)	111,000	590,553
General Shopping Brasil S.A. (Brazil)*	518,000	990,052

		1,580,605

Total Financials		6,259,972

Health Care - 31.6%
Biotechnology - 5.8%
Green Cross Corp. (South Korea)[1]	40,080	6,348,665

Health Care Equipment & Supplies - 5.6%
Ginko International Co. Ltd. (Taiwan)[1]	59,620	684,940
Shandong Weigao Group Medical Polymer Co. Ltd. - Class H (China)[1]	5,178,000	4,562,502
St. Shine Optical Co. Ltd. (Taiwan)[1]	55,890	899,672

		6,147,114

Health Care Providers & Services - 11.4%
Apollo Hospitals Enterprise Ltd. (India)[1]	105,674	2,309,923
Fortis Healthcare Ltd. (India)*[1]	1,354,220	3,561,843
KPJ Healthcare Berhad (Malaysia)[1]	1,955,660	2,247,895
Life Healthcare Group Holdings Ltd. (South Africa)[1]	980,380	3,414,557
Siloam International Hospitals Tbk PT (Indonesia)*[1]	1,026,800	1,052,323

		12,586,541

Pharmaceuticals - 8.8%
Glenmark Pharmaceuticals Ltd. (India)[1]	410,383	5,155,260
Lupin Ltd. (India)[1]	140,242	4,505,243

		9,660,503

Total Health Care		34,742,823

2

Investment Portfolio - March 31, 2015

(unaudited)

EMERGING MARKETS SERIES	SHARES	VALUE

COMMON STOCKS (continued)
Industrials - 7.2%
Airlines - 2.2%
Gol Linhas Aereas Inteligentes S.A. - ADR (Brazil)	444,100	$1,079,163
Latam Airlines Group S.A. - ADR (Chile)*	162,400	1,308,944

		2,388,107

Commercial Services & Supplies - 1.6%
MiX Telematics Ltd. - ADR (South Africa)*	254,040	1,773,199

Electrical Equipment - 1.8%
Teco Electric and Machinery Co. Ltd. (Taiwan)[1]	2,052,000	1,950,199

Machinery - 1.1%
Sany Heavy Equipment International Holdings Co. Ltd. - Class H (China)*[1]	5,234,700	1,193,482

Marine - 0.5%
Sinotrans Shipping Ltd. - Class H (China)*[1]	2,604,000	604,398

Total Industrials		7,909,385

Information Technology - 10.0%
Internet Software & Services - 5.0%
Alibaba Group Holding Ltd. - ADR (China)*	7,490	623,468
Qihoo 360 Technology Co. Ltd. - ADR (China)*	26,960	1,380,352
Tencent Holdings Ltd. - Class H (China)[1]	144,900	2,751,639
Youku Tudou, Inc. - ADR (China)*	59,700	746,250

		5,501,709

Semiconductors & Semiconductor Equipment - 1.0%
MediaTek, Inc. (Taiwan)[1]	80,000	1,080,461

Software - 1.0%
TOTVS S.A. (Brazil)	92,930	1,067,157

Technology Hardware, Storage & Peripherals - 3.0%
Samsung Electronics Co. Ltd. (South Korea)[1]	2,550	3,306,721

Total Information Technology		10,956,048

Materials - 4.4%
Chemicals - 2.5%
Sociedad Quimica y Minera de Chile S.A. - ADR (Chile)	89,010	1,624,433
Yingde Gases Group Co. Ltd. - Class H (China)[1]	1,604,000	1,195,947

		2,820,380

Metals & Mining - 1.9%
Impala Platinum Holdings Ltd. (South Africa)*[1]	233,080	1,127,068
Jastrzebska Spolka Weglowa S.A. (Poland)*[1]	204,450	931,383

		2,058,451

Total Materials		4,878,831

3

Investment Portfolio - March 31, 2015

(unaudited)

EMERGING MARKETS SERIES	SHARES	VALUE

COMMON STOCKS (continued)
Telecommunication Services - 7.8%
Wireless Telecommunication Services - 7.8%
America Movil S.A.B. de C.V. - Class L - ADR (Mexico)	184,820	$3,781,417
China Mobile Ltd. - Class H (China)[1]	372,920	4,860,040

Total Telecommunication Services		8,641,457

TOTAL COMMON STOCKS (Identified Cost $119,284,476)		104,267,737

SHORT-TERM INVESTMENT - 6.9%
Dreyfus Cash Management, Inc. - Institutional Shares[2], 0.03%, (Identified Cost $7,609,699)	7,609,699	7,609,699

TOTAL INVESTMENTS - 101.7% (Identified Cost $126,894,175)		111,877,436
LIABILITIES, LESS OTHER ASSETS - (1.7%)		(1,840,221)

NET ASSETS - 100%		$110,037,215

ADR - American Depositary Receipt

*Non-income producing security.

1A factor from a third party vendor was applied to determine the security’s fair value following the close of local trading.

2Rate shown is the current yield as of March 31, 2015.

The Series’ portfolio holds, as a percentage of net assets, greater than 10% in the following countries:

China 18.6%; India 15.6%; South Korea 13.7%; Brazil 12.7%; South Africa 10.2%.

The Global Industry Classification Standard (GICS) was developed by and is the exclusive property and a service mark of MSCI Inc. (MSCI) and Standard & Poor’s, a division of The McGraw-Hill Companies, Inc. (S&P), and is licensed for use by Manning & Napier when referencing GICS sectors. Neither MSCI, S&P, nor any third party involved in making or compiling the GICS or any GICS classifications makes any express or implied warranties or representations with respect to such standard or classification, nor shall any such party have any liability therefrom.

Federal Tax Information:

On March 31, 2015, the identified cost of investments for federal income tax purposes, the resulting gross unrealized appreciation and depreciation, and the net unrealized depreciation were as follows:

Cost for federal income tax purposes	$126,894,175
Unrealized appreciation	14,418,504
Unrealized depreciation	(29,435,243)

Net unrealized depreciation	$(15,016,739)

4

Investment Portfolio - March 31, 2015

(unaudited)

Fair Value Information:

Various inputs are used in determining the value of the Series’ assets or liabilities carried at fair value. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical assets and liabilities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Level 3 includes significant unobservable inputs (including the Series’ own assumptions in determining the fair value of investments). A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the valuation levels used for major security types as of March 31, 2015 in valuing the Series’ assets or liabilities carried at fair value:

DESCRIPTION	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3
Assets:
Equity securities:
Consumer Discretionary	$16,813,478	$4,789,119	$12,024,359	$—
Consumer Staples	11,801,180	7,820,643	3,980,537	—
Energy	2,264,563	1,736,886	527,677	—
Financials	6,259,972	3,508,637	2,751,335	—
Health Care	34,742,823	—	34,742,823	—
Industrials	7,909,385	4,161,306	3,748,079	—
Information Technology	10,956,048	3,817,227	7,138,821	—
Materials	4,878,831	1,624,433	3,254,398	—
Telecommunication Services	8,641,457	3,781,417	4,860,040	—
Mutual fund	7,609,699	7,609,699	—	—

Total assets	$111,877,436	$38,849,367	$73,028,069	$—

Please see the Investment Portfolio for foreign securities where a factor from a third party vendor was applied to determine the securities’ fair value following the close of local trading. Such securities are included in Level 2 in the table above.

There were no Level 3 securities held by the Series as of December 31, 2014 or March 31, 2015.

The Fund’s policy is to recognize transfers in and transfers out of the valuation levels as of the beginning of the reporting period. There were no transfers between Level 1 and Level 2 during the three months ended March 31, 2015.

The Investment Portfolio should be read in conjunction with the financial statements and notes to financial statements, which are included in the Series’ audited annual report or unaudited semi-annual report. These reports include additional information about the Series’ security valuation policies and about certain security types invested in by the Series.

5

Investment Portfolio - March 31, 2015

(unaudited)

GLOBAL FIXED INCOME SERIES	CREDIT RATING[1]		PRINCIPAL AMOUNT[2]	VALUE

CORPORATE BONDS - 44.4%
Non-Convertible Corporate Bonds - 44.4%
Consumer Discretionary - 5.1%
Auto Components - 0.1%
Icahn Enterprises LP - Icahn Enterprises Finance Corp., 5.875%, 2/1/2022	Ba3		250,000	$257,500

Automobiles - 0.8%
Ford Motor Credit Co. LLC, 5.00%, 5/15/2018	Baa3		1,615,000	1,761,104
Ford Motor Credit Co. LLC, 8.125%, 1/15/2020	Baa3		275,000	343,614

				2,104,718

Diversified Consumer Services - 0.5%
Block Financial LLC, 5.50%, 11/1/2022	Baa2		1,165,000	1,289,462

Hotels, Restaurants & Leisure - 0.2%
Cleopatra Finance Ltd. (Italy)[3], 6.25%, 2/15/2022	Ba2		265,000	259,037
Wynn Las Vegas LLC - Wynn Las Vegas Capital Corp.[3], 5.50%, 3/1/2025	Ba2		380,000	384,750

				643,787

Household Durables - 1.4%
Brookfield Residential Properties, Inc. - Brookfield Residential US Corp. (Canada)[3], 6.125%, 7/1/2022	B2		160,000	165,600
Meritage Homes Corp., 7.15%, 4/15/2020	Ba3		150,000	161,625
Meritage Homes Corp., 7.00%, 4/1/2022	Ba3		225,000	241,313
Newell Rubbermaid, Inc., 2.875%, 12/1/2019	Baa3		400,000	407,624
NVR, Inc., 3.95%, 9/15/2022	Baa2		1,280,000	1,339,645
TRI Pointe Holdings, Inc.[3], 4.375%, 6/15/2019	B1		270,000	263,587
Tupperware Brands Corp., 4.75%, 6/1/2021	Baa3		590,000	638,163
Weekley Homes LLC - Weekley Finance Corp., 6.00%, 2/1/2023	B2		345,000	330,337

				3,547,894

Media - 1.4%
21st Century Fox America, Inc., 6.90%, 3/1/2019	Baa1		325,000	384,589
Cogeco Cable, Inc. (Canada)[3], 4.875%, 5/1/2020	BB	[4]	330,000	334,125
Columbus International, Inc. (Barbados)[3], 7.375%, 3/30/2021	B2		250,000	262,813
DIRECTV Holdings LLC - DIRECTV Financing Co., Inc., 5.20%, 3/15/2020	Baa2		835,000	942,420
DIRECTV Holdings LLC - DIRECTV Financing Co., Inc., 4.45%, 4/1/2024	Baa2		320,000	341,757
Discovery Communications LLC, 5.05%, 6/1/2020	Baa2		320,000	356,183
Sirius XM Radio, Inc.[3], 5.375%, 4/15/2025	Ba3		265,000	266,325
Time Warner, Inc., 4.75%, 3/29/2021	Baa2		770,000	859,709

				3,747,921

Multiline Retail - 0.1%
Macy’s Retail Holdings, Inc., 2.875%, 2/15/2023	Baa2		350,000	347,939

1

Investment Portfolio - March 31, 2015

(unaudited)

GLOBAL FIXED INCOME SERIES	CREDIT RATING[1]	PRINCIPAL AMOUNT[2]	VALUE

CORPORATE BONDS (continued)
Non-Convertible Corporate Bonds (continued)
Consumer Discretionary (continued)
Specialty Retail - 0.2%
The TJX Companies, Inc., 2.75%, 6/15/2021	A3	400,000	$409,117

Textiles, Apparel & Luxury Goods - 0.4%
Coach, Inc., 4.25%, 4/1/2025	Baa2	285,000	288,869
VF Corp., 5.95%, 11/1/2017	A3	625,000	699,740

			988,609

Total Consumer Discretionary			13,336,947

Consumer Staples - 1.4%
Beverages - 0.4%
Anheuser-Busch InBev Worldwide, Inc. (Belgium), 7.75%, 1/15/2019	A2	350,000	423,565
Pernod-Ricard S.A. (France)[3], 5.75%, 4/7/2021	Baa3	350,000	406,165
SABMiller plc (United Kingdom)[3], 6.50%, 7/15/2018	Baa1	200,000	228,976

			1,058,706

Food & Staples Retailing - 0.4%
C&S Group Enterprises LLC[3], 5.375%, 7/15/2022	B1	250,000	244,375
KeHE Distributors LLC - KeHE Finance Corp.[3], 7.625%, 8/15/2021	B3	500,000	530,625
Shearer’s Foods LLC - Chip Finance Corp.[3], 9.00%, 11/1/2019	B1	250,000	272,500

			1,047,500

Food Products - 0.2%
Pinnacle Operating Corp.[3], 9.00%, 11/15/2020	Caa1	380,000	383,800

Household Products - 0.3%
Energizer Holdings, Inc., 4.70%, 5/19/2021	Baa3	375,000	396,499
HRG Group, Inc., 7.875%, 7/15/2019	Ba3	355,000	373,637

			770,136

Tobacco - 0.1%
Vector Group Ltd., 7.75%, 2/15/2021	Ba3	280,000	297,850

Total Consumer Staples			3,557,992

Energy - 4.2%
Energy Equipment & Services - 1.0%
Baker Hughes, Inc., 7.50%, 11/15/2018	A2	575,000	685,129
Calfrac Holdings LP (Canada)[3], 7.50%, 12/1/2020	B1	240,000	213,000
Ensco plc, 5.20%, 3/15/2025	Baa1	750,000	751,166
Parker Drilling Co., 6.75%, 7/15/2022	B1	250,000	198,125
Schlumberger Oilfield plc[3], 4.20%, 1/15/2021	Aa3	560,000	615,778
Seventy Seven Operating LLC, 6.625%, 11/15/2019	Ba3	155,000	115,863

			2,579,061

Oil, Gas & Consumable Fuels - 3.2%
CNOOC Nexen Finance 2014 ULC (China), 1.625%, 4/30/2017	Aa3	400,000	399,076

2

Investment Portfolio - March 31, 2015

(unaudited)

GLOBAL FIXED INCOME SERIES	CREDIT RATING[1]		PRINCIPAL AMOUNT[2]		VALUE

CORPORATE BONDS (continued)
Non-Convertible Corporate Bonds (continued)
Energy (continued)
Oil, Gas & Consumable Fuels (continued)
El Paso Natural Gas Co. LLC, 8.625%, 1/15/2022	Baa3			100,000	$124,914
Energy XXI Gulf Coast, Inc., 7.50%, 12/15/2021	Caa3			375,000	135,000
EOG Resources, Inc., 2.625%, 3/15/2023	A3			490,000	489,500
EOG Resources, Inc., 3.15%, 4/1/2025	A3			325,000	331,450
Hiland Partners LP - Hiland Partners Finance Corp.[3], 7.25%, 10/1/2020	Baa3			600,000	646,500
Ithaca Energy, Inc. (United Kingdom)[3], 8.125%, 7/1/2019	Caa2			250,000	198,125
Kinder Morgan, Inc.[3], 5.625%, 11/15/2023	Baa3			700,000	769,745
Peabody Energy Corp.[3], 10.00%, 3/15/2022	B2			265,000	235,850
Petrobras Global Finance B.V. (Brazil), 3.875%, 1/27/2016	Ba2			1,700,000	1,667,496
Petrobras Global Finance B.V. (Brazil)[5], 1.881%, 5/20/2016	Ba2			1,400,000	1,323,140
Petroleos Mexicanos (Mexico), 5.75%, 3/1/2018	A3			350,000	384,475
Petroleos Mexicanos (Mexico)[3], 4.50%, 1/23/2026	A3			950,000	968,050
Sabine Pass Liquefaction LLC, 5.625%, 2/1/2021	Ba3			250,000	251,640
Talisman Energy, Inc. (Canada), 3.75%, 2/1/2021	Baa3			600,000	590,366

					8,515,327

Total Energy					11,094,388

Financials - 23.8%
Banks - 9.5%
Banco Bilbao Vizcaya Argentaria S.A. (Spain)[6,7], 9.00%	WR	[8]		400,000	435,000
Banco Santander S.A. (Spain), 4.00%, 4/7/2020	Aa2		EUR	100,000	127,660
Banco Santander S.A. (Spain)[6,9], 6.375%	Ba1			400,000	394,901
Bank of America Corp., 5.75%, 8/15/2016	Baa3			680,000	719,505
Bank of America Corp., 5.42%, 3/15/2017	Baa3			1,500,000	1,602,137
Bank of America Corp., 5.70%, 5/2/2017	Baa3			250,000	269,349
Bank of America Corp., 6.875%, 4/25/2018	Baa2			480,000	549,052
Bank of America Corp., 4.00%, 1/22/2025	Baa3			375,000	378,035
Barclays Bank plc (United Kingdom), 5.14%, 10/14/2020	Baa3			200,000	222,203
Barclays Bank plc (United Kingdom)[3], 10.179%, 6/12/2021	Baa3			300,000	410,391
Barclays plc (United Kingdom)[6,10], 6.625%	B	[4]		400,000	396,627
BBVA Bancomer S.A. (Mexico)[3], 6.75%, 9/30/2022	Baa2			845,000	955,441
BBVA US Senior S.A.U. (Spain), 4.664%, 10/9/2015	Baa2			1,455,000	1,482,965
BNP Paribas - BNP Paribas US Medium-Term Note Program LLC (France)[3], 4.80%, 6/24/2015	Baa2			500,000	504,745
BNP Paribas Home Loan Covered Bonds S.A. (France), 3.75%, 4/20/2020	AAA	[4]	EUR	50,000	63,624
CIT Group, Inc., 5.25%, 3/15/2018	B1			245,000	253,575
Citigroup, Inc., 1.80%, 2/5/2018	Baa2			500,000	501,044
Citigroup, Inc., 8.50%, 5/22/2019	Baa2			2,710,000	3,374,977
Citigroup, Inc., 3.875%, 3/26/2025	Baa3			500,000	501,878
Commonwealth Bank of Australia (Australia), 5.75%, 1/25/2017	Aaa		AUD	1,680,000	1,357,041

3

Investment Portfolio - March 31, 2015

(unaudited)

GLOBAL FIXED INCOME SERIES	CREDIT RATING[1]		PRINCIPAL AMOUNT[2]		VALUE

CORPORATE BONDS (continued)
Non-Convertible Corporate Bonds (continued)
Financials (continued)
Banks (continued)
Cooperatieve Centrale Raiffeisen-Boerenleenbank B.A. (Netherlands)[6,11], 8.40%	WR	[8]		100,000	$110,769
HSBC Bank plc (United Kingdom)[3], 1.50%, 5/15/2018	Aa3			500,000	499,789
HSBC USA Capital Trust I (United Kingdom)[3], 7.808%, 12/15/2026	Baa1			100,000	100,813
ING Bank N.V. (Netherlands)[3], 1.80%, 3/16/2018	A2			150,000	150,929
Intesa Sanpaolo S.p.A. (Italy), 3.875%, 1/15/2019	Baa2			790,000	833,204
Intesa Sanpaolo S.p.A. (Italy)[3], 6.50%, 2/24/2021	Baa2			350,000	415,717
JPMorgan Chase & Co., 6.30%, 4/23/2019	A3			820,000	952,541
Lloyds Bank plc (United Kingdom)[3], 6.50%, 9/14/2020	Baa2			1,580,000	1,856,290
Lloyds Bank plc (United Kingdom)[5], 9.875%, 12/16/2021	Baa3			250,000	283,250
Popular, Inc., 7.00%, 7/1/2019	B2			520,000	522,600
Royal Bank of Canada (Canada), 3.77%, 3/30/2018	Aaa		CAD	1,995,000	1,695,770
Royal Bank of Scotland Group plc (United Kingdom), 5.125%, 5/28/2024	Ba3			500,000	524,555
Santander Bank N.A., 8.75%, 5/30/2018	Baa2			300,000	354,165
Santander Holdings USA, Inc., 4.625%, 4/19/2016	Baa2			470,000	486,772
Westpac Banking Corp. (Australia), 5.75%, 2/6/2017	Aaa		AUD	2,100,000	1,697,604

					24,984,918

Capital Markets - 4.3%
Goldman Sachs Capital II5,6, 4.00%	Ba2			400,000	310,000
The Goldman Sachs Group, Inc., 2.375%, 1/22/2018	Baa1			330,000	336,742
The Goldman Sachs Group, Inc., 6.15%, 4/1/2018	Baa1			1,790,000	2,012,391
The Goldman Sachs Group, Inc.[5], 1.357%, 11/15/2018	Baa1			1,680,000	1,698,349
The Goldman Sachs Group, Inc., 5.375%, 3/15/2020	Baa1			615,000	697,875
The Goldman Sachs Group, Inc., 5.25%, 7/27/2021	Baa1			550,000	625,468
The Goldman Sachs Group, Inc.[5], 1.861%, 11/29/2023	Baa1			350,000	360,751
Morgan Stanley, 2.125%, 4/25/2018	Baa2			740,000	748,127
Morgan Stanley, 5.75%, 1/25/2021	Baa2			2,015,000	2,352,176
Morgan Stanley, 5.00%, 11/24/2025	Baa3			400,000	441,862
Scottrade Financial Services, Inc.[3], 6.125%, 7/11/2021	Baa3			375,000	410,365
UBS AG (Switzerland)[5], 7.25%, 2/22/2022	BBB	[4]		400,000	430,463
UBS AG (Switzerland), 7.625%, 8/17/2022	BBB	[4]		250,000	303,219
UBS AG (Switzerland)[5], 4.75%, 5/22/2023	BBB	[4]		400,000	413,658

					11,141,446

Consumer Finance - 1.1%
Capital One Bank USA National Association, 2.15%, 11/21/2018	A3			950,000	957,362
Caterpillar Financial Services Corp., 7.05%, 10/1/2018	A2			675,000	794,344
CNG Holdings, Inc.[3], 9.375%, 5/15/2020	Caa1			255,000	182,963
Discover Bank, 4.20%, 8/8/2023	Baa3			320,000	338,459

4

Investment Portfolio - March 31, 2015

(unaudited)

GLOBAL FIXED INCOME SERIES	CREDIT RATING[1]	PRINCIPAL AMOUNT[2]	VALUE

CORPORATE BONDS (continued)
Non-Convertible Corporate Bonds (continued)
Financials (continued)
Consumer Finance (continued)
Navient Corp., 6.125%, 3/25/2024	Ba3	530,000	$508,800

			2,781,928

Diversified Financial Services - 2.4%
The Bear Stearns Companies LLC, 7.25%, 2/1/2018	A3	380,000	437,480
CME Group, Inc., 3.00%, 9/15/2022	Aa3	660,000	684,131
General Electric Capital Corp., 5.30%, 2/11/2021	A2	500,000	577,564
General Electric Capital Corp.[5], 0.635%, 5/5/2026	A1	855,000	802,000
General Electric Capital Corp.[6,12], 7.125%	Baa1	585,000	686,644
ING Bank N.V. (Netherlands)[3], 5.80%, 9/25/2023	Baa2	350,000	396,242
ING Bank N.V. (Netherlands)[5], 4.125%, 11/21/2023	Baa2	400,000	413,940
Jefferies Finance LLC - JFIN Co-Issuer Corp.[3], 7.375%, 4/1/2020	B1	500,000	485,000
Jefferies Group LLC, 8.50%, 7/15/2019	Baa3	900,000	1,076,409
Peachtree Corners Funding Trust[3], 3.976%, 2/15/2025	Baa2	100,000	101,443
Voya Financial, Inc., 2.90%, 2/15/2018	Baa2	370,000	381,769
Voya Financial, Inc., 5.50%, 7/15/2022	Baa2	270,000	312,011

			6,354,633

Insurance - 3.1%
Aegon N.V. (Netherlands)[5,6], 2.138%	Baa1	435,000	373,013
American International Group, Inc., 6.40%, 12/15/2020	Baa1	400,000	484,526
American International Group, Inc., 4.875%, 6/1/2022	Baa1	1,875,000	2,130,851
Assured Guaranty US Holdings, Inc., 5.00%, 7/1/2024	Baa2	1,800,000	1,926,376
AXA S.A. (France)[5,6], 2.007%	A3	425,000	369,750
First American Financial Corp., 4.30%, 2/1/2023	Baa3	565,000	565,744
The Hartford Financial Services Group, Inc., 5.125%, 4/15/2022	Baa3	1,320,000	1,504,165
Prudential Financial, Inc.[5], 5.875%, 9/15/2042	Baa2	800,000	869,000

			8,223,425

Real Estate Investment Trusts (REITS) - 3.0%
American Campus Communities Operating Partnership LP, 3.75%, 4/15/2023	Baa3	500,000	506,781
BioMed Realty LP, 3.85%, 4/15/2016	Baa3	140,000	143,422
Brixmor Operating Partnership LP, 3.85%, 2/1/2025	Baa3	500,000	500,410
Digital Realty Trust LP, 5.875%, 2/1/2020	Baa2	1,110,000	1,258,844
Duke Realty LP, 3.75%, 12/1/2024	Baa2	500,000	513,197
DuPont Fabros Technology LP, 5.875%, 9/15/2021	Ba1	330,000	340,725
HCP, Inc., 6.70%, 1/30/2018	Baa1	865,000	977,713
Health Care REIT, Inc., 4.95%, 1/15/2021	Baa2	635,000	705,334
Hospitality Properties Trust, 6.70%, 1/15/2018	Baa2	350,000	385,155
Rialto Holdings LLC - Rialto Corp.[3], 7.00%, 12/1/2018	B2	360,000	374,400
Simon Property Group LP, 6.125%, 5/30/2018	A2	285,000	324,703
Simon Property Group LP, 10.35%, 4/1/2019	A2	1,125,000	1,458,225

5

Investment Portfolio - March 31, 2015

(unaudited)

GLOBAL FIXED INCOME SERIES	CREDIT RATING[1]		PRINCIPAL AMOUNT[2]		VALUE

CORPORATE BONDS (continued)
Non-Convertible Corporate Bonds (continued)
Financials (continued)
Real Estate Investment Trusts (REITS) (continued)
UDR, Inc., 4.625%, 1/10/2022	Baa1			460,000	$502,659

					7,991,568

Real Estate Management & Development - 0.2%
Forestar USA Real Estate Group, Inc.[3], 8.50%, 6/1/2022	B2			250,000	241,250
Greystar Real Estate Partners LLC[3], 8.25%, 12/1/2022	B2			155,000	162,363

					403,613

Thrifts & Mortgage Finance - 0.2%
Ladder Capital Finance Holdings LLLP - Ladder Capital Finance Corp., 7.375%, 10/1/2017	Ba3			575,000	590,813
Ladder Capital Finance Holdings LLLP - Ladder Capital Finance Corp.[3], 5.875%, 8/1/2021	Ba3			50,000	47,250

					638,063

Total Financials					62,519,594

Health Care - 1.6%
Biotechnology - 0.2%
Amgen, Inc., 2.20%, 5/22/2019	Baa1			400,000	405,168

Health Care Equipment & Supplies - 0.0%*
Zimmer Holdings, Inc., 1.45%, 4/1/2017	Baa3			100,000	100,198

Health Care Providers & Services - 1.1%
Aetna, Inc., 3.50%, 11/15/2024	Baa2			400,000	417,237
Express Scripts Holding Co., 4.75%, 11/15/2021	Baa3			500,000	562,553
FMC Finance VIII S.A. (Germany)[3], 6.50%, 9/15/2018	Ba2		EUR	1,540,000	1,948,141

					2,927,931

Pharmaceuticals - 0.3%
Roche Holdings, Inc. (Switzerland)[3], 6.00%, 3/1/2019	A1			559,000	647,244

Total Health Care					4,080,541

Industrials - 2.8%
Aerospace & Defense - 0.2%
DigitalGlobe, Inc.[3], 5.25%, 2/1/2021	B1			500,000	500,000

Airlines - 0.6%
Allegiant Travel Co., 5.50%, 7/15/2019	B1			370,000	379,250
Delta Air Lines Pass-Through Trust, Series 2010-1, Class B3, 6.375%, 1/2/2016	Ba1			625,000	644,125
Gol LuxCo S.A. (Brazil)[3], 8.875%, 1/24/2022	B	[4]		230,000	166,750
Southwest Airlines Co., 2.75%, 11/6/2019	Baa2			400,000	409,106

					1,599,231

6

Investment Portfolio - March 31, 2015

(unaudited)

GLOBAL FIXED INCOME SERIES	CREDIT RATING[1]		PRINCIPAL AMOUNT[2]	VALUE

CORPORATE BONDS (continued)
Non-Convertible Corporate Bonds (continued)
Industrials (continued)
Building Products - 0.1%
Griffon Corp., 5.25%, 3/1/2022	B1		275,000	$271,315

Commercial Services & Supplies - 0.1%
Modular Space Corp.[3], 10.25%, 1/31/2019	B3		250,000	198,750

Construction & Engineering - 0.1%
Abengoa Finance S.A.U. (Spain)[3], 7.75%, 2/1/2020	B2		300,000	288,000

Machinery - 0.2%
CNH Industrial Capital LLC, 3.875%, 11/1/2015	Ba1		660,000	664,950

Road & Rail - 0.1%
Burlington Northern Santa Fe LLC, 3.00%, 4/1/2025	A3		200,000	201,698

Trading Companies & Distributors - 1.4%
Air Lease Corp., 3.375%, 1/15/2019	BBB	[4]	1,150,000	1,173,000
Aircastle Ltd., 5.50%, 2/15/2022	Ba2		510,000	542,513
Fly Leasing Ltd. (Ireland), 6.75%, 12/15/2020	B2		250,000	255,313
Fly Leasing Ltd. (Ireland), 6.375%, 10/15/2021	B2		240,000	237,600
International Lease Finance Corp., 5.75%, 5/15/2016	Ba2		250,000	259,875
International Lease Finance Corp.[5], 2.221%, 6/15/2016	Ba2		750,000	750,000
International Lease Finance Corp., 8.75%, 3/15/2017	Ba2		380,000	419,900

				3,638,201

Total Industrials				7,362,145

Information Technology - 1.4%
Internet Software & Services - 0.2%
Alibaba Group Holding Ltd. (China)[3], 2.50%, 11/28/2019	A1		250,000	250,086
Tencent Holdings Ltd. (China)[3], 3.375%, 5/2/2019	A2		400,000	414,452

				664,538

IT Services - 0.2%
Xerox Corp., 2.80%, 5/15/2020	Baa2		400,000	403,590

Semiconductors & Semiconductor Equipment - 0.7%
KLA-Tencor Corp., 4.125%, 11/1/2021	Baa2		885,000	931,712
Xilinx, Inc., 3.00%, 3/15/2021	A3		850,000	876,851

				1,808,563

Technology Hardware, Storage & Peripherals - 0.3%
Apple, Inc., 2.40%, 5/3/2023	Aa1		100,000	98,772
EMC Corp., 2.65%, 6/1/2020	A1		795,000	816,405

				915,177

Total Information Technology				3,791,868

7

Investment Portfolio - March 31, 2015

(unaudited)

GLOBAL FIXED INCOME SERIES	CREDIT RATING[1]	PRINCIPAL AMOUNT[2]	VALUE

CORPORATE BONDS (continued)
Non-Convertible Corporate Bonds (continued)
Materials - 2.4%
Chemicals - 0.7%
Consolidated Energy Finance S.A. (Trinidad-Tobago)[3], 6.75%, 10/15/2019	B2	235,000	$236,763
The Dow Chemical Co., 8.55%, 5/15/2019	Baa2	700,000	876,413
Eastman Chemical Co., 2.70%, 1/15/2020	Baa2	550,000	557,951
LyondellBasell Industries N.V., 5.00%, 4/15/2019	Baa1	200,000	220,553
The Mosaic Co., 4.25%, 11/15/2023	Baa1	100,000	106,647

			1,998,327

Containers & Packaging - 0.2%
Ardagh Packaging Finance plc - Ardagh Holdings USA, Inc. (Ireland)[3,5], 3.271%, 12/15/2019	Ba3	500,000	487,500

Metals & Mining - 1.2%
ArcelorMittal (Luxembourg), 10.60%, 6/1/2019	Ba1	210,000	256,856
BHP Billiton Finance (USA) Ltd. (Australia), 6.50%, 4/1/2019	A1	580,000	682,854
Essar Steel Algoma, Inc. (Canada)[3], 9.50%, 11/15/2019	Ba3	260,000	225,550
Freeport-McMoRan, Inc., 3.10%, 3/15/2020	Baa3	470,000	457,949
Lundin Mining Corp. (Canada)[3], 7.875%, 11/1/2022	Ba2	245,000	255,413
Rio Tinto Finance USA Ltd. (United Kingdom), 3.75%, 9/20/2021	A3	360,000	379,701
SunCoke Energy Partners LP - SunCoke Energy Partners Finance Corp.[3], 7.375%, 2/1/2020	B1	250,000	256,250
Teck Resources Ltd. (Canada), 3.00%, 3/1/2019	Baa3	645,000	641,537

			3,156,110

Paper & Forest Products - 0.3%
Domtar Corp., 4.40%, 4/1/2022	Baa3	500,000	516,822
Georgia-Pacific LLC[3], 3.163%, 11/15/2021	Baa1	200,000	205,014

			721,836

Total Materials			6,363,773

Telecommunication Services - 1.1%
Diversified Telecommunication Services - 0.6%
Telefonica Emisiones S.A.U. (Spain), 6.221%, 7/3/2017	Baa2	1,200,000	1,324,978
Windstream Corp., 7.875%, 11/1/2017	B1	235,000	254,681

			1,579,659

Wireless Telecommunication Services - 0.5%
Altice Financing S.A. (Luxembourg)[3], 6.50%, 1/15/2022	B1	535,000	549,044
SBA Tower Trust[3], 3.598%, 4/15/2018	Baa3	500,000	499,933
Sixsigma Networks Mexico S.A. de C.V. (Mexico)[3], 8.25%, 11/7/2021	B1	200,000	209,060

			1,258,037

Total Telecommunication Services			2,837,696

8

Investment Portfolio - March 31, 2015

(unaudited)

GLOBAL FIXED INCOME SERIES	CREDIT RATING[1]		PRINCIPAL AMOUNT2 / SHARES		VALUE

CORPORATE BONDS (continued)
Non-Convertible Corporate Bonds (continued)
Utilities - 0.6%
Gas Utilities - 0.1%
National Fuel Gas Co., 3.75%, 3/1/2023	Baa2			400,000	$400,551

Independent Power and Renewable Electricity Producers - 0.5%
Abengoa Yield plc (Spain)[3], 7.00%, 11/15/2019	WR	[8]		400,000	412,000
ContourGlobal Power Holdings S.A. (France)[3], 7.125%, 6/1/2019	B3			250,000	255,000
RJS Power Holdings LLC[3], 5.125%, 7/15/2019	B1			530,000	522,050

					1,189,050

Total Utilities					1,589,601

TOTAL CORPORATE BONDS (Identified Cost $117,405,065)					116,534,545

PREFERRED STOCKS - 0.0%*
Financials - 0.0%*
Insurance - 0.0%*
Principal Financial Group, Inc., Series A (non-cumulative), 5.563%[13] (Identified Cost $99,250)	Ba1			1,000	99,750

COMMERCIAL MORTGAGE-BACKED SECURITIES - 2.2%
Citigroup Commercial Mortgage Trust, Series 2006-C4, Class A3[5], 5.963%, 3/15/2049	Aaa			954,977	987,008
Commercial Mortgage Pass-Through Certificates, Series 2015-LC19, Class A4, 3.183%, 2/10/2048	Aaa			1,250,000	1,291,154
Freddie Mac Multifamily Structured Pass-Through Certificates, Series K016, Class X1 (IO)[5], 1.717%, 10/25/2021	WR	[8]		4,115,851	343,357
Freddie Mac Multifamily Structured Pass-Through Certificates, Series K030, Class X1 (IO)[5], 0.336%, 4/25/2023	Aaa			23,570,744	362,047
Freddie Mac Multifamily Structured Pass-Through Certificates, Series K706, Class X1 (IO)[5], 1.714%, 10/25/2018	Aaa			6,069,064	299,690
GS Mortgage Securities Trust, Series 2006-GG8, Class A4, 5.56%, 11/10/2039	Aaa			480,810	504,570
LB-UBS Commercial Mortgage Trust, Series 2006-C6, Class A4, 5.372%, 9/15/2039	Aaa			500,000	524,985
U.S. Small Business Administration, Series 2015-10A, Class 1, 2.517%, 3/10/2025	WR	[8]		250,000	250,969
WF-RBS Commercial Mortgage Trust, Series 2014-C19, Class A5, 4.101%, 3/15/2047	Aaa			1,100,000	1,219,570

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (Identified Cost $5,773,558)					5,783,350

FOREIGN GOVERNMENT BONDS - 44.0%
Australia Government Bond (Australia), 4.50%, 4/15/2020	Aaa		AUD	600,000	514,853

9

Investment Portfolio - March 31, 2015

(unaudited)

GLOBAL FIXED INCOME SERIES	CREDIT RATING[1]		PRINCIPAL AMOUNT[2]		VALUE

FOREIGN GOVERNMENT BONDS (continued)
Brazil Notas do Tesouro Nacional (Brazil), 10.00%, 1/1/2019	Baa2		BRL	10,200,000	$2,996,091
Brazilian Government International Bond (Brazil), 8.875%, 10/14/2019	Baa2			400,000	494,000
Brazilian Government International Bond (Brazil), 4.875%, 1/22/2021	Baa2			3,960,000	4,158,000
Canada Housing Trust No. 1 (Canada)[3], 4.10%, 12/15/2018	Aaa		CAD	2,485,000	2,189,441
Canadian Government Bond (Canada), 1.50%, 9/1/2017	Aaa		CAD	13,000,000	10,511,879
Canadian Government Bond (Canada), 2.75%, 6/1/2022	Aaa		CAD	2,500,000	2,206,881
Chile Government International Bond (Chile), 5.50%, 8/5/2020	Aa3		CLP	700,000,000	1,194,360
Indonesia Treasury Bond (Indonesia), 7.875%, 4/15/2019	Baa3		IDR	105,000,000,000	8,215,296
Ireland Government Bond (Ireland), 5.00%, 10/18/2020	Baa1		EUR	1,340,000	1,812,794
Ireland Government Bond (Ireland), 3.90%, 3/20/2023	Baa1		EUR	400,000	542,104
Italy Buoni Poliennali Del Tesoro (Italy), 5.50%, 9/1/2022	Baa2		EUR	2,835,000	4,024,004
Italy Buoni Poliennali Del Tesoro (Italy), 5.50%, 11/1/2022	Baa2		EUR	4,410,000	6,287,420
Japan Government Five Year Bond (Japan), 0.30%, 12/20/2016	A1		JPY	530,700,000	4,444,680
Korea Treasury Bond (South Korea), 2.75%, 6/10/2016	Aa3		KRW	2,400,000,000	2,189,463
Korea Treasury Bond (South Korea), 2.00%, 12/10/2017	WR	[8]	KRW	4,300,000,000	3,902,913
Malaysia Government Bond (Malaysia), 3.172%, 7/15/2016	WR	[8]	MYR	29,570,000	7,976,003
Mexican Government Bond (Mexico), 6.00%, 6/18/2015	A3		MXN	625,000	41,217
Mexican Government Bond (Mexico), 8.00%, 12/17/2015	A3		MXN	21,454,000	1,452,539
Mexican Government Bond (Mexico), 6.25%, 6/16/2016	A3		MXN	15,000,000	1,012,016
Mexican Government Bond (Mexico), 7.25%, 12/15/2016	A3		MXN	33,570,000	2,322,060
Mexican Government Bond (Mexico), 5.00%, 6/15/2017	A3		MXN	51,500,000	3,442,145
Mexican Government Bond (Mexico), 7.75%, 12/14/2017	A3		MXN	28,000,000	1,983,808
Mexican Government Bond (Mexico), 8.00%, 6/11/2020	A3		MXN	57,500,000	4,216,399
Mexican Government Bond (Mexico), 6.50%, 6/10/2021	A3		MXN	46,000,000	3,155,603
Mexican Government Bond (Mexico), 6.50%, 6/9/2022	A3		MXN	34,000,000	2,329,977
Mexican Government Bond (Mexico), 7.75%, 5/29/2031	A3		MXN	6,500,000	484,402
Norway Government Bond (Norway), 4.25%, 5/19/2017	Aaa		NOK	9,800,000	1,302,782
Russian Foreign Bond - Eurobond (Russia)[3], 5.00%, 4/29/2020	Ba1			1,000,000	1,001,250
Singapore Government Bond (Singapore), 2.50%, 6/1/2019	Aaa		SGD	4,515,000	3,388,854
Spain Government Bond (Spain), 4.50%, 1/31/2018	Baa2		EUR	1,415,000	1,704,777
Spain Government Bond (Spain), 4.00%, 4/30/2020	Baa2		EUR	2,740,000	3,447,347
Spain Government Bond (Spain)[3], 5.40%, 1/31/2023	Baa2		EUR	3,755,000	5,370,342
United Kingdom Gilt (United Kingdom), 2.00%, 1/22/2016	Aa1		GBP	4,750,000	7,138,752
United Kingdom Gilt (United Kingdom), 1.00%, 9/7/2017	Aa1		GBP	2,435,000	3,650,278
United Kingdom Gilt (United Kingdom), 5.00%, 3/7/2018	Aa1		GBP	2,610,000	4,363,704

TOTAL FOREIGN GOVERNMENT BONDS
(Identified Cost $126,934,413)					115,468,434

MUNICIPAL BONDS - 0.5%
Puerto Rico Sales Tax Financing Corp., Public Impt., Series A, Revenue Bond, 5.50%, 8/1/2022 (Identified Cost $1,536,718)	Caa1			1,650,000	1,162,920

10

Investment Portfolio - March 31, 2015

(unaudited)

GLOBAL FIXED INCOME SERIES	SHARES/ PRINCIPAL AMOUNT[2]	VALUE

MUTUAL FUND - 0.1%
iShares iBoxx $ High Yield Corporate Bond ETF (Identified Cost $299,593)	3,250	$294,483

U.S. GOVERNMENT AGENCIES - 2.8%
Mortgage-Backed Securities - 2.8%
Fannie Mae, Pool #MA1890, 4.00%, 5/1/2034	950,737	1,027,156
Fannie Mae, Pool #735500, 5.50%, 5/1/2035	1,283,968	1,451,480
Freddie Mac, Pool #Z50018, 3.50%, 7/1/2026	1,718,258	1,826,428
Freddie Mac, Pool #K92054, 4.00%, 10/1/2034	914,015	986,735
Freddie Mac, Pool #G08273, 5.50%, 6/1/2038	1,924,755	2,160,091

TOTAL U.S. GOVERNMENT AGENCIES
(Identified Cost $7,256,988)		7,451,890

SHORT-TERM INVESTMENT - 4.9%
Dreyfus Cash Management, Inc. - Institutional Shares[14], 0.03%, (Identified Cost $12,745,975)	12,745,975	12,745,975

TOTAL INVESTMENTS - 98.9% (Identified Cost $272,051,560)		259,541,347
OTHER ASSETS, LESS LIABILITIES - 1.1%		2,914,811

NET ASSETS - 100%		$262,456,158

AUD - Australian Dollar

BRL - Brazilian Real

CAD - Canadian Dollar

CLP - Chilean Peso

ETF - Exchange Traded Fund

EUR - Euro

GBP - British Pound

IDR - Indonesian Rupiah

Impt. - Improvement

IO - Interest only

JPY - Japanese Yen

KRW - South Korean Won

MXN - Mexican Peso

MYR - Malaysian Ringgit

NOK - Norwegian Krone

SGD - Singapore Dollar

*Less than 0.1%.

1Credit ratings from Moody’s (unaudited).

2Amount is stated in USD unless otherwise noted.

3Restricted securities - Investment in securities that are restricted as to public resale under the Securities Act of 1933, as amended. These securities have been sold under rule 144A and have been determined to be liquid under guidelines established by the Board of Directors. These securities amount to $32,677,275 or 12.5% of the Series’ net assets as of March 31, 2015.

4Credit ratings from S&P (unaudited).

5The coupon rate is floating and is the effective rate as of March 31, 2015.

6Security is perpetual in nature and has no stated maturity date.

11

Investment Portfolio - March 31, 2015

(unaudited)

7The rate shown is a fixed rate as of March 31, 2015; the rate becomes floating, based on USD Swap Semi 30/360 5-Year plus a spread, in May 2018.

8Credit rating has been withdrawn. As of March 31, 2015, there is no rating available (unaudited).

9The rate shown is a fixed rate as of March 31, 2015; the rate becomes floating, based on USD Swap Semi 30/360 5-Year plus a spread, in May 2019.

10The rate shown is a fixed rate as of March 31, 2015; the rate becomes floating, based on USD Swap Semi 30/360 5-Year plus a spread, in September 2019.

11The rate shown is a fixed rate as of March 31, 2015; the rate becomes floating, based on U.S. Treasury Yield Curve Rate Treasury Note Constant Maturity 5 Year in June 2017.

12The rate shown is a fixed rate as of March 31, 2015; the rate becomes floating, based on LIBOR plus a spread, in June 2022.

13The rate shown is a fixed rate as of March 31, 2015; the rate becomes floating, based on LIBOR plus a spread, in June 2015.

14Rate shown is the current yield as of March 31, 2015.

The Series’ portfolio holds, as a percentage of net assets, greater than 10% in the following countries: United States 36.6%.

The Global Industry Classification Standard (GICS) was developed by and is the exclusive property and a service mark of MSCI Inc. (MSCI) and Standard & Poor’s, a division of The McGraw-Hill Companies, Inc. (S&P), and is licensed for use by Manning & Napier when referencing GICS sectors. Neither MSCI, S&P, nor any third party involved in making or compiling the GICS or any GICS classifications makes any express or implied warranties or representations with respect to such standard or classification, nor shall any such party have any liability therefrom.

Federal Tax Information:

On March 31, 2015, the identified cost of investments for federal income tax purposes, the resulting gross unrealized appreciation and depreciation, and the net unrealized depreciation were as follows:

Cost for federal income tax purposes	$272,051,560
Unrealized appreciation	2,679,312
Unrealized depreciation	(15,189,525)

Net unrealized depreciation	$(12,510,213)

Fair Value Information:

Various inputs are used in determining the value of the Series’ assets or liabilities carried at fair value. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical assets and liabilities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Level 3 includes significant unobservable inputs (including the Series’ own assumptions in determining the fair value of investments). A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the valuation levels used for major security types as of March 31, 2015 in valuing the Series’ assets or liabilities carried at fair value:

DESCRIPTION	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3
Assets:
Preferred securities:
Financials	$99,750	$99,750	$—	$—
Debt securities:
U.S. Treasury and other U.S. Government agencies	7,451,890	—	7,451,890	—
States and political subdivisions (municipals)	1,162,920	—	1,162,920	—
Corporate debt:
Consumer Discretionary	13,336,947	—	13,336,947	—
Consumer Staples	3,557,992	—	3,557,992	—
Energy	11,094,388	—	11,094,388	—
Financials	62,519,594	—	62,519,594	—
Health Care	4,080,541	—	4,080,541	—
Industrials	7,362,145	—	7,362,145	—

12

Investment Portfolio - March 31, 2015

(unaudited)

DESCRIPTION	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3
Information Technology	$3,791,868	$—	$3,791,868	$—
Materials	6,363,773	—	6,363,773	—
Telecommunication Services	2,837,696	—	2,837,696	—
Utilities	1,589,601	—	1,589,601	—
Commercial mortgage-backed securities	5,783,350	—	5,783,350	—
Foreign government bonds	115,468,434	—	115,468,434	—
Mutual funds	13,040,458	13,040,458	—	—

Total assets	$259,541,347	$13,140,208	$246,401,139	$—

There were no Level 3 securities held by the Series as of December 31, 2014 or March 31, 2015.

The Fund’s policy is to recognize transfers in and transfers out of the valuation levels as of the beginning of the reporting period. There were no transfers between Level 1 and Level 2 during the three months ended March 31, 2015.

The Investment Portfolio should be read in conjunction with the financial statements and notes to financial statements, which are included in the Series’ audited annual report or unaudited semi-annual report. These reports include additional information about the Series’ security valuation policies and about certain security types invested in by the Series.

13

Investment Portfolio - March 31, 2015

(unaudited)

STRATEGIC INCOME CONSERVATIVE SERIES	SHARES	VALUE

AFFILIATED INVESTMENT COMPANIES - 100.1%
Manning & Napier Fund, Inc. - Core Plus Bond Series, Class I	2,061,212	$19,787,633
Manning & Napier Fund, Inc. - Disciplined Value Series, Class I	205,408	3,280,372
Manning & Napier Fund, Inc. - Equity Income Series, Class I	262,038	2,827,390
Manning & Napier Fund, Inc. - High Yield Bond Series, Class I	61,447	557,322
Manning & Napier Fund, Inc. - Real Estate Series, Class I	171,951	1,597,424

TOTAL AFFILIATED INVESTMENT COMPANIES - 100.1% (Identified Cost $28,450,693)		28,050,141
LIABILITIES, LESS OTHER ASSETS - (0.1)%		(23,391)

NET ASSETS - 100%		$28,026,750

Federal Tax Information:

On March 31, 2015, the identified cost of investments for federal income tax purposes, the resulting gross unrealized appreciation and depreciation, and the net unrealized depreciation were as follows:

Cost for federal income tax purposes	$28,574,861
Unrealized appreciation	115,017
Unrealized depreciation	(639,737)

Net unrealized depreciation	$(524,720)

Fair Value Information:

Various inputs are used in determining the value of the Series’ assets or liabilities carried at fair value. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical assets and liabilities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Level 3 includes significant unobservable inputs (including the Series’ own assumptions in determining the fair value of investments). A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the valuation levels used for major security types as of March 31, 2015 in valuing the Series’ assets or liabilities carried at fair value:

DESCRIPTION	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3
Assets:
Affiliated Investment Companies	$28,050,141	$28,050,141	$—	$—

Total assets:	$28,050,141	$28,050,141	$—	$—

There were no Level 2 or Level 3 securities held by the Series as of December 31, 2014 or March 31, 2015.

The Fund’s policy is to recognize transfers in and transfers out of the valuation levels as of the beginning of the reporting period. There were no transfers between Level 1 and Level 2 during the three months ended March 31, 2015.

1

Investment Portfolio - March 31, 2015

(unaudited)

The Investment Portfolio should be read in conjunction with the financial statements and notes to financial statements, which are included in the Series’ audited annual report or unaudited semi-annual report. These reports include additional information about the Series’ security valuation policies and about certain security types invested in by the Series.

2

Investment Portfolio - March 31, 2015

(unaudited)

STRATEGIC INCOME MODERATE SERIES	SHARES	VALUE

AFFILIATED INVESTMENT COMPANIES - 100.1%
Manning & Napier Fund, Inc. - Core Plus Bond Series, Class I	1,069,914	$10,271,176
Manning & Napier Fund, Inc. - Disciplined Value Series, Class I	252,140	4,026,680
Manning & Napier Fund, Inc. - Emerging Markets Series, Class I	68,238	606,637
Manning & Napier Fund, Inc. - Equity Income Series, Class I	363,614	3,923,390
Manning & Napier Fund, Inc. - High Yield Bond Series, Class I	119,164	1,080,814
Manning & Napier Fund, Inc. - Inflation Focus Equity Series, Class A	39,961	422,387
Manning & Napier Fund, Inc. - Real Estate Series, Class I	134,739	1,251,725

TOTAL AFFILIATED INVESTMENT COMPANIES - 100.1% (Identified Cost $21,875,254)		21,582,809
LIABILITIES, LESS OTHER ASSETS - (0.1)%		(23,455)

NET ASSETS - 100%		$21,559,354

Federal Tax Information:

On March 31, 2015, the identified cost of investments for federal income tax purposes, the resulting gross unrealized appreciation and depreciation, and the net unrealized depreciation were as follows:

Cost for federal income tax purposes	$21,933,688
Unrealized appreciation	112,155
Unrealized depreciation	(523,034)

Net unrealized depreciation	$(410,879)

Fair Value Information:

Various inputs are used in determining the value of the Series’ assets or liabilities carried at fair value. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical assets and liabilities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Level 3 includes significant unobservable inputs (including the Series’ own assumptions in determining the fair value of investments). A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the valuation levels used for major security types as of March 31, 2015 in valuing the Series’ assets or liabilities carried at fair value:

DESCRIPTION	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3
Assets:
Affiliated Investment Companies	$21,582,809	$21,582,809	$—	$—

Total assets:	$21,582,809	$21,582,809	$—	$—

There were no Level 2 or Level 3 securities held by the Series as of December 31, 2014 or March 31, 2015.

1

Investment Portfolio - March 31, 2015

(unaudited)

The Fund’s policy is to recognize transfers in and transfers out of the valuation levels as of the beginning of the reporting period. There were no transfers between Level 1 and Level 2 during the three months ended March 31, 2015.

The Investment Portfolio should be read in conjunction with the financial statements and notes to financial statements, which are included in the Series’ audited annual report or unaudited semi-annual report. These reports include additional information about the Series’ security valuation policies and about certain security types invested in by the Series.

2

Investment Portfolio - March 31, 2015

(unaudited)

DYNAMIC OPPORTUNITIES SERIES	SHARES	VALUE

COMMON STOCKS - 90.8%
Consumer Discretionary - 37.1%
Internet & Catalog Retail - 8.6%
Groupon, Inc.*	1,829,260	$13,188,965
TripAdvisor, Inc.*	183,940	15,298,290

		28,487,255

Media - 13.8%
AMC Networks, Inc. - Class A*	284,530	21,806,379
Discovery Communications, Inc. - Class A*	496,820	15,282,183
Morningstar, Inc.	112,290	8,411,644

		45,500,206

Specialty Retail - 4.7%
Dick’s Sporting Goods, Inc.	274,040	15,617,540

Textiles, Apparel & Luxury Goods - 10.0%
Gildan Activewear, Inc. (Canada)	299,660	8,845,963
lululemon athletica, Inc.*	375,590	24,045,272

		32,891,235

Total Consumer Discretionary		122,496,236

Consumer Staples - 2.8%
Food Products - 2.8%
Keurig Green Mountain, Inc.	83,310	9,308,226

Energy - 6.1%
Oil, Gas & Consumable Fuels - 6.1%
Concho Resources, Inc.*	58,940	6,832,325
Continental Resources, Inc.*	147,270	6,431,281
Pioneer Natural Resources Co.	41,130	6,725,166

Total Energy		19,988,772

Financials - 9.8%
Capital Markets - 3.4%
Financial Engines, Inc.	267,070	11,171,538

Consumer Finance - 2.9%
SLM Corp.*	1,038,880	9,640,806

Diversified Financial Services - 3.5%
MSCI, Inc.	190,650	11,688,752

Total Financials		32,501,096

Health Care - 10.0%
Biotechnology - 2.8%
Seattle Genetics, Inc.*	256,060	9,051,721

Health Care Equipment & Supplies - 7.2%
HeartWare International, Inc.*	155,300	13,630,681

1

Investment Portfolio - March 31, 2015

(unaudited)

DYNAMIC OPPORTUNITIES SERIES	SHARES	VALUE

COMMON STOCKS (continued)
Health Care (continued)
Health Care Equipment & Supplies (continued)
Thoratec Corp.*	242,890	$10,174,662

		23,805,343

Total Health Care		32,857,064

Industrials - 4.3%
Road & Rail - 1.8%
Genesee & Wyoming, Inc.*	63,690	6,142,264

Trading Companies & Distributors - 2.5%
Fastenal Co.	196,970	8,161,452

Total Industrials		14,303,716

Information Technology - 19.0%
Communications Equipment - 4.3%
Ixia*	1,159,480	14,064,492

Electronic Equipment, Instruments & Components - 6.6%
FLIR Systems, Inc.	268,590	8,401,495
Trimble Navigation Ltd.*	527,660	13,297,032

		21,698,527

Internet Software & Services - 5.5%
Q2 Holdings, Inc.*	148,630	3,142,038
Qihoo 360 Technology Co. Ltd. - ADR (China)*	213,520	10,932,224
Zillow Group, Inc. - Class A*	41,250	4,137,375

		18,211,637

IT Services - 2.6%
EVERTEC, Inc.	394,210	8,617,431

Total Information Technology		62,592,087

Materials - 1.7%
Chemicals - 1.7%
FMC Corp.	99,070	5,671,757

TOTAL COMMON STOCKS (Identified Cost $284,170,914)		299,718,954

2

Investment Portfolio - March 31, 2015

(unaudited)

DYNAMIC OPPORTUNITIES SERIES	SHARES	VALUE
SHORT-TERM INVESTMENT - 3.8%
Dreyfus Cash Management, Inc. - Institutional Shares[1], 0.03% (Identified Cost $12,546,620)	12,546,620	$12,546,620

TOTAL INVESTMENTS - 94.6% (Identified Cost $296,717,534)		312,265,574
OTHER ASSETS, LESS LIABILITIES - 5.4%		17,896,287

NET ASSETS - 100%		$330,161,861

ADR - American Depositary Receipt

*Non-income producing security.

1Rate shown is the current yield as of March 31, 2015.

The Global Industry Classification Standard (GICS) was developed by and is the exclusive property and a service mark of MSCI Inc. (MSCI) and Standard & Poor’s, a division of The McGraw-Hill Companies, Inc. (S&P), and is licensed for use by Manning & Napier when referencing GICS sectors. Neither MSCI, S&P, nor any third party involved in making or compiling the GICS or any GICS classifications makes any express or implied warranties or representations with respect to such standard or classification, nor shall any such party have any liability therefrom.

Federal Tax Information:

On March 31, 2015, the identified cost of investments for federal income tax purposes, the resulting gross unrealized appreciation and appreciation, and the net unrealized appreciation were as follows:

Cost for federal income tax purposes	$296,948,784
Unrealized appreciation	30,850,788
Unrealized depreciation	(15,533,998)

Net unrealized appreciation	$15,316,790

Fair Value Information:

Various inputs are used in determining the value of the Series’ assets or liabilities carried at fair value. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical assets and liabilities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Level 3 includes significant unobservable inputs (including the Series’ own assumptions in determining the fair value of investments). A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

3

Investment Portfolio - March 31, 2015

(unaudited)

The following is a summary of the valuation levels used for major security types as of March 31, 2015 in valuing the Series’ assets or liabilities carried at fair value:

DESCRIPTION	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3
Assets:
Equity securities:
Consumer Discretionary	$122,496,236	$122,496,236	$—	$—
Consumer Staples	9,308,226	9,308,226	—	—
Energy	19,988,772	19,988,772	—	—
Financials	32,501,096	32,501,096	—	—
Health Care	32,857,064	32,857,064	—	—
Industrials	14,303,716	14,303,716	—	—
Information Technology	62,592,087	62,592,087	—	—
Materials	5,671,757	5,671,757	—	—
Mutual fund	12,546,620	12,546,620	—	—

Total assets	$312,265,574	$312,265,574	$—	$—

There were no Level 2 or Level 3 securities held by the Series as of December 31, 2014 or March 31, 2015.

The Fund’s policy is to recognize transfers in and transfers out of the valuation levels as of the beginning of the reporting period. There were no transfers between Level 1 and Level 2 during the three months ended March 31, 2015.

The Investment Portfolio should be read in conjunction with the financial statements and notes to financial statements, which are included in the Series’ audited annual report or unaudited semi-annual report. These reports include additional information about the Series’ security valuation policies and about certain security types invested in by the Series.

4

Investment Portfolio - March 31, 2015

(unaudited)

EQUITY INCOME SERIES	SHARES	VALUE

COMMON STOCKS - 95.4%
Consumer Discretionary - 8.8%
Hotels, Restaurants & Leisure - 3.0%
SeaWorld Entertainment, Inc.	42,260	$814,773
Yum! Brands, Inc.	14,790	1,164,269

		1,979,042

Media - 5.8%
Gannett Co., Inc.	16,280	603,662
Time Warner, Inc.	13,360	1,128,118
Twenty-First Century Fox, Inc. - Class A	31,410	1,062,914
Viacom, Inc. - Class B	13,810	943,223

		3,737,917

Total Consumer Discretionary		5,716,959

Consumer Staples - 11.3%
Beverages - 4.1%
Diageo plc (United Kingdom)[1]	32,130	887,887
Dr. Pepper Snapple Group, Inc.	3,780	296,654
Molson Coors Brewing Co. - Class B2	12,920	961,894
PepsiCo, Inc.[2]	5,720	546,946

		2,693,381

Food & Staples Retailing - 1.4%
Wal-Mart Stores, Inc.	10,760	885,010

Food Products - 1.3%
ConAgra Foods, Inc.[2]	23,050	842,017

Household Products - 2.2%
Energizer Holdings, Inc.[2]	10,320	1,424,676

Tobacco - 2.3%
Philip Morris International, Inc.[2]	19,730	1,486,261

Total Consumer Staples		7,331,345

Energy - 7.7%
Oil, Gas & Consumable Fuels - 7.7%
BP plc - ADR (United Kingdom)	15,910	622,240
Chevron Corp.	12,780	1,341,644
ConocoPhillips[2]	9,330	580,886
Exxon Mobil Corp.[2]	22,460	1,909,100
TOTAL S.A. (France)[1]	11,850	589,026

Total Energy		5,042,896

Financials - 25.6%
Banks - 7.7%
BankUnited, Inc.	13,830	452,794
Citigroup, Inc.	34,750	1,790,320
HSBC Holdings plc (United Kingdom)[1]	64,140	546,562

1

Investment Portfolio - March 31, 2015

(unaudited)

EQUITY INCOME SERIES	SHARES	VALUE

COMMON STOCKS (continued)
Financials (continued)
Banks (continued)
JPMorgan Chase & Co.	10,220	$619,128
U.S. Bancorp	13,300	580,811
Wells Fargo & Co.	19,130	1,040,672

		5,030,287

Capital Markets - 2.4%
American Capital Ltd.*	20,490	303,047
Apollo Investment Corp.	40,580	311,452
Ares Capital Corp.	19,320	331,724
BlackRock Capital Investment Corp.	37,590	340,565
PennantPark Investment Corp.	32,150	290,957

		1,577,745

Insurance - 5.3%
Admiral Group plc (United Kingdom)[1]	67,020	1,517,504
Principal Financial Group, Inc.	26,020	1,336,647
The Progressive Corp.	22,760	619,072

		3,473,223

Real Estate Investment Trusts (REITS) - 9.7%
American Campus Communities, Inc.	5,960	255,505
CatchMark Timber Trust, Inc. - Class A	50,680	593,970
Lamar Advertising Co. - Class A	17,160	1,017,073
Mack-Cali Realty Corp.	9,800	188,944
Outfront Media, Inc.	37,904	1,134,088
Physicians Realty Trust	15,810	278,414
Plum Creek Timber Co., Inc.	31,900	1,386,055
Weyerhaeuser Co.	42,920	1,422,798

		6,276,847

Real Estate Management & Development - 0.5%
First Capital Realty, Inc. (Canada)	20,840	324,640

Total Financials		16,682,742

Health Care - 4.0%
Pharmaceuticals - 4.0%
Johnson & Johnson	13,780	1,386,268
Sanofi (France)[1]	12,370	1,221,645

Total Health Care		2,607,913

Industrials - 14.6%
Air Freight & Logistics - 1.5%
United Parcel Service, Inc. - Class B	9,850	954,859

Commercial Services & Supplies - 3.9%
Pitney Bowes, Inc.	43,180	1,006,958

2

Investment Portfolio - March 31, 2015

(unaudited)

EQUITY INCOME SERIES	SHARES	VALUE

COMMON STOCKS (continued)
Industrials (continued)
Commercial Services & Supplies (continued)
Waste Management, Inc.	28,170	$1,527,659

		2,534,617

Electrical Equipment - 1.0%
Rockwell Automation, Inc.	5,540	642,585

Industrial Conglomerates - 2.5%
General Electric Co.	65,200	1,617,612

Machinery - 3.0%
Donaldson Co., Inc.	10,710	403,874
Flowserve Corp.	16,630	939,429
Pentair plc (United Kingdom)	9,780	615,064

		1,958,367

Road & Rail - 1.6%
Union Pacific Corp.[2]	9,710	1,051,690

Trading Companies & Distributors - 1.1%
Fastenal Co.[2]	17,220	713,511

Total Industrials		9,473,241

Information Technology - 10.3%
Communications Equipment - 3.0%
Cisco Systems, Inc.	21,390	588,760
Juniper Networks, Inc.	59,570	1,345,091

		1,933,851

IT Services - 3.0%
Broadridge Financial Solutions, Inc.	12,540	689,825
Xerox Corp.	98,030	1,259,686

		1,949,511

Software - 1.4%
Microsoft Corp.	22,610	919,210

Technology Hardware, Storage & Peripherals - 2.9%
Apple, Inc.[2]	10,240	1,274,163
EMC Corp.	23,630	603,983

		1,878,146

Total Information Technology		6,680,718

Materials - 10.7%
Chemicals - 4.3%
Ashland, Inc.	5,060	644,189
The Dow Chemical Co.	33,290	1,597,254
The Mosaic Co.[2]	6,250	287,875

3

Investment Portfolio - March 31, 2015

(unaudited)

EQUITY INCOME SERIES	SHARES	VALUE

COMMON STOCKS (continued)
Materials (continued)
Chemicals (continued)
Potash Corp. of Saskatchewan, Inc. (Canada)[2]	8,070	$260,257

		2,789,575

Containers & Packaging - 5.4%
Avery Dennison Corp.	24,600	1,301,586
Bemis Co., Inc.[2]	13,750	636,763
Graphic Packaging Holding Co.	44,930	653,282
Sonoco Products Co.	20,600	936,476

		3,528,107

Paper & Forest Products - 1.0%
International Paper Co.[2]	12,240	679,198

Total Materials		6,996,880

Utilities - 2.4%
Electric Utilities - 1.6%
Eversource Energy	10,060	508,231
Exelon Corp.[2]	16,030	538,768

		1,046,999

Multi-Utilities - 0.8%
CMS Energy Corp.[2]	15,140	528,537

Total Utilities		1,575,536

TOTAL COMMON STOCKS (Identified Cost $59,707,710)		62,108,230

MUTUAL FUNDS - 3.0%
Schwab U.S. Dividend Equity ETF	24,790	976,974
Vanguard Dividend Appreciation ETF	12,220	983,343

TOTAL MUTUAL FUNDS (Identified Cost $1,981,372)		1,960,317

SHORT-TERM INVESTMENT - 2.2%

Dreyfus Cash Management, Inc. - Institutional Shares[3], 0.03% (Identified Cost $1,399,282)	1,399,282	1,399,282

TOTAL INVESTMENTS - 100.6% (Identified Cost $63,088,364)		65,467,829
LIABILITIES, LESS OTHER ASSETS - (0.6%)		(380,116)

NET ASSETS - 100%		$65,087,713

4

Investment Portfolio - March 31, 2015

(unaudited)

EQUITY INCOME SERIES	CONTRACTS	VALUE

CALL OPTIONS WRITTEN - 0.0%**
Bemis Co., Inc., Strike $50.00, Expiring April 17, 2015	45	$(225)
CMS Energy Corp., Strike $35.00, Expiring April 17, 2015	50	(2,250)
ConocoPhillips, Strike $62.50, Expiring April 17, 2015	30	(3,540)
Exelon Corp., Strike $34.00, Expiring April 17, 2015	50	(3,250)
Exxon Mobil Corp., Strike $90.00, Expiring April 17, 2015	75	(450)
Fastenal Co., Strike $43.00, Expiring April 17, 2015	60	(2,700)
International Paper Co., Strike $57.50, Expiring April 17, 2015	40	(1,240)
Molson Coors Brewing Co. - Class B, Strike $77.50, Expiring April 17, 2015	40	(4,200)
The Mosaic Co., Strike $50.00, Expiring April 17, 2015	20	(200)
PepsiCo, Inc., Strike $100.00, Expiring April 17, 2015	20	(520)
Philip Morris International, Inc., Strike $82.50, Expiring April 17, 2015	65	(195)
Potash Corp. of Saskatchewan, Inc., Strike $34.00, Expiring April 17, 2015	25	(175)
Union Pacific Corp., Strike $120.00, Expiring April 17, 2015	30	(90)

TOTAL CALL OPTIONS WRITTEN (Premiums Received $34,577)		$(19,035)

ADR - American Depositary Receipt

ETF - Exchange-Traded Fund

*Non-income producing security.

**Less than 0.1%.

1A factor from a third party vendor was applied to determine the security’s fair value following the close of local trading.

2A portion of this security is deposited with the broker as collateral for options contracts written. As of March 31, 2015, the total value of such securities was $5,568,850.

3Rate shown is the current yield as of March 31, 2015.

The Global Industry Classification Standard (GICS) was developed by and is the exclusive property and a service mark of MSCI Inc. (MSCI) and Standard & Poor’s, a division of The McGraw-Hill Companies, Inc. (S&P), and is licensed for use by Manning & Napier when referencing GICS sectors. Neither MSCI, S&P, nor any third party involved in making or compiling the GICS or any GICS classifications makes any express or implied warranties or representations with respect to such standard or classification, nor shall any such party have any liability therefrom.

Federal Tax Information:

On March 31, 2015, the identified cost of investments for federal income tax purposes, the resulting gross unrealized appreciation and depreciation, and the net unrealized appreciation were as follows:

Cost for federal income tax purposes	$63,114,221
Unrealized appreciation	4,061,811
Unrealized depreciation	(1,708,203)

Net unrealized appreciation	$2,353,608

Fair Value Information:

Various inputs are used in determining the value of the Series’ assets or liabilities carried at fair value. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical assets and liabilities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Level 3 includes significant unobservable inputs (including the Series’ own assumptions in determining the fair value of investments). A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in aggregate

5

Investment Portfolio - March 31, 2015

(unaudited)

that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the valuation levels used for major security types as of March 31, 2015 in valuing the Series’ assets or liabilities carried at fair value:

DESCRIPTION	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3
Assets:
Equity securities:
Consumer Discretionary	$5,716,959	$5,716,959	$—	$—
Consumer Staples	7,331,345	6,443,458	887,887	—
Energy	5,042,896	4,453,870	589,026	—
Financials	16,682,742	14,618,676	2,064,066	—
Health Care	2,607,913	1,386,268	1,221,645	—
Industrials	9,473,241	9,473,241	—	—
Information Technology	6,680,718	6,680,718	—	—
Materials	6,996,880	6,996,880	—	—
Utilities	1,575,536	1,575,536	—	—
Mutual funds	3,359,599	3,359,599	—	—

Total assets	65,467,829	60,705,205	4,762,624	—

Liabilities:
Other financial instruments*:
Equity contracts	(19,035)	(19,035)	—	—

Total liabilities	(19,035)	(19,035)	—	—

Total	$65,448,794	$60,686,170	$4,762,624	$—

Please see the Investment Portfolio for foreign securities where a factor from a third party vendor was applied to determine the securities’ fair value following the close of local trading. Such securities are included in Level 2 in the table above.

There were no Level 3 securities held by the Series as of December 31, 2014 or March 31, 2015.

*Other financial instruments are exchange traded options (Level 1).

The Fund’s policy is to recognize transfers in and transfers out of the valuation levels as of the beginning of the reporting period. There were no transfers between Level 1 and Level 2 during the three months ended March 31, 2015.

The Investment Portfolio should be read in conjunction with the financial statements and notes to financial statements, which are included in the Series’ audited annual report or unaudited semi-annual report. These reports include additional information about the Series’ security valuation policies and about certain security types invested in by the Series.

6

Investment Portfolio - March 31, 2015

(unaudited)

FOCUSED OPPORTUNITIES SERIES	SHARES	VALUE

COMMON STOCKS - 97.9%
Consumer Discretionary - 17.7%
Diversified Consumer Services - 2.9%
Apollo Education Group, Inc.*	450,860	$8,530,271

Hotels, Restaurants & Leisure - 2.4%
Darden Restaurants, Inc.	105,580	7,320,917

Media - 9.1%
Discovery Communications, Inc. - Class A*	195,860	6,024,653
Gannett Co., Inc.	183,100	6,789,348
Sinclair Broadcast Group, Inc. - Class A	158,280	4,971,575
Tribune Media Co. - Class A	154,430	9,390,888

		27,176,464

Specialty Retail - 3.3%
Kingfisher plc (United Kingdom)[1]	1,748,890	9,867,319

Total Consumer Discretionary		52,894,971

Consumer Staples - 7.0%
Food Products - 7.0%
Dean Foods Co.	522,830	8,642,380
Post Holdings, Inc.*	259,270	12,144,207

Total Consumer Staples		20,786,587

Energy - 2.9%
Oil, Gas & Consumable Fuels - 2.9%
Cameco Corp. (Canada)	387,230	5,394,114
Cloud Peak Energy, Inc.*	557,130	3,242,496

Total Energy		8,636,610

Financials - 20.9%
Banks - 8.3%
Popular, Inc.*	448,500	15,423,915
Synovus Financial Corp.	337,802	9,461,834

		24,885,749

Consumer Finance - 3.2%
SLM Corp.*	1,018,970	9,456,042

Real Estate Investment Trusts (REITS) - 5.3%
CBL & Associates Properties, Inc.	306,400	6,066,720
Outfront Media, Inc.	324,216	9,700,543

		15,767,263

Real Estate Management & Development - 4.1%
Realogy Holdings Corp.*	267,160	12,150,437

Total Financials		62,259,491

1

Investment Portfolio - March 31, 2015

(unaudited)

FOCUSED OPPORTUNITIES SERIES	SHARES	VALUE

COMMON STOCKS (continued)
Health Care - 4.9%
Health Care Equipment & Supplies - 2.2%
Halyard Health, Inc.*	131,110	$6,450,612

Health Care Providers & Services - 2.7%
Quest Diagnostics, Inc.	104,620	8,040,047

Total Health Care		14,490,659

Industrials - 18.6%
Airlines - 5.6%
Latam Airlines Group S.A. - ADR (Chile)*	184,450	1,486,667
Republic Airways Holdings, Inc.*	1,091,850	15,012,937

		16,499,604

Building Products - 3.2%
Masco Corp.	357,730	9,551,391

Machinery - 2.0%
Joy Global, Inc.	151,430	5,933,027

Road & Rail - 7.8%
Heartland Express, Inc.	235,670	5,599,519
Hertz Global Holdings, Inc.*	550,710	11,939,393
Swift Transportation Co.*	222,390	5,786,588

		23,325,500

Total Industrials		55,309,522

Information Technology - 20.3%
Communications Equipment - 10.0%
ARRIS Group, Inc.*	402,190	11,621,280
Juniper Networks, Inc.	420,710	9,499,632
Polycom, Inc.*	646,830	8,667,522

		29,788,434

IT Services - 10.3%
EVERTEC, Inc.	452,020	9,881,157
Sabre Corp.	513,480	12,477,564
VeriFone Systems, Inc.*	242,800	8,471,292

		30,830,013

Total Information Technology		60,618,447

Materials - 5.6%
Containers & Packaging - 2.9%
Owens-Illinois, Inc.*	377,680	8,807,498

2

Investment Portfolio - March 31, 2015

(unaudited)

FOCUSED OPPORTUNITIES SERIES	SHARES	VALUE

COMMON STOCKS (continued)
Materials (continued)
Metals & Mining - 2.7%
Stillwater Mining Co.*	621,652	$8,031,744

Total Materials		16,839,242

TOTAL COMMON STOCKS (Identified Cost $286,944,689)		291,835,529

SHORT-TERM INVESTMENT - 0.9%

Dreyfus Cash Management, Inc. - Institutional Shares[2], 0.03% (Identified Cost $2,712,940)	2,712,940	2,712,940

TOTAL INVESTMENTS - 98.8% (Identified Cost $289,657,629)		294,548,469
OTHER ASSETS, LESS LIABILITIES - 1.2%		3,500,741

NET ASSETS - 100%		$298,049,210

ADR - American Depositary Receipt

*Non-income producing security.

1A factor from a third party vendor was applied to determine the security’s fair value following the close of local trading.

2Rate shown is the current yield as of March 31, 2015.

The Global Industry Classification Standard (GICS) was developed by and is the exclusive property and a service mark of MSCI Inc. (MSCI) and Standard & Poor’s, a division of The McGraw-Hill Companies, Inc. (S&P), and is licensed for use by Manning & Napier when referencing GICS sectors. Neither MSCI, S&P, nor any third party involved in making or compiling the GICS or any GICS classifications makes any express or implied warranties or representations with respect to such standard or classification, nor shall any such party have any liability therefrom.

Federal Tax Information:

On March 31, 2015, the identified cost of investments for federal income tax purposes, the resulting gross unrealized appreciation and depreciation, and the net unrealized appreciation were as follows:

Cost for federal income tax purposes	$289,657,637
Unrealized appreciation	25,945,286
Unrealized depreciation	(21,054,454)

Net unrealized appreciation	$4,890,832

3

Investment Portfolio - March 31, 2015

(unaudited)

Fair Value Information:

Various inputs are used in determining the value of the Series’ assets or liabilities carried at fair value. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical assets and liabilities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Level 3 includes significant unobservable inputs (including the Series’ own assumptions in determining the fair value of investments). A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the valuation levels used for major security types as of March 31, 2015 in valuing the Series’ assets or liabilities carried at fair value:

DESCRIPTION	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3
Assets:
Equity securities:
Consumer Discretionary	$52,894,971	$43,027,652	$9,867,319	$—
Consumer Staples	20,786,587	20,786,587	—	—
Energy	8,636,610	8,636,610	—	—
Financials	62,259,491	62,259,491	—	—
Health Care	14,490,659	14,490,659	—	—
Industrials	55,309,522	55,309,522	—	—
Information Technology	60,618,447	60,618,447	—	—
Materials	16,839,242	16,839,242	—	—
Mutual fund	2,712,940	2,712,940	—	—

Total assets	$294,548,469	$284,681,150	$9,867,319	$—

Please see the Investment Portfolio for foreign securities where a factor from a third party vendor was applied to determine the securities’ fair value following the close of local trading. Such securities are included in Level 2 in the table above.

There were no Level 3 securities held by the Series as of December 31, 2014 or March 31, 2015.

The Fund’s policy is to recognize transfers in and transfers out of the valuation levels as of the beginning of the reporting period. There were no transfers between Level 1 and Level 2 during the three months ended March 31, 2015.

The Investment Portfolio should be read in conjunction with the financial statements and notes to financial statements, which are included in the Series’ audited annual report or unaudited semi-annual report. These reports include additional information about the Series’ security valuation policies and about certain security types invested in by the Series.

4

ITEM 2: CONTROLS AND PROCEDURES

(a)

Based on their evaluation of the Funds’ disclosure controls and procedures, as of a date within 90 days of the filing date, the Funds’ Principal Executive Officer and Principal Financial Officer have concluded that the Funds’ disclosure controls and procedures are: (i) reasonably designed to ensure that information required to be disclosed in this report is appropriately communicated to the Funds’ officers to allow timely decisions regarding disclosures required in this report; (ii) reasonably designed to ensure that information required to be disclosed in this report is recorded, processed, summarized and reported in a timely manner; and (iii) are effective in achieving the goals described in (i) and (ii) above.

(b)

During the Funds’ last fiscal quarter, there have been no changes in the Funds’ internal control over financial reporting that the above officers believe to have materially affected, or to be reasonably likely to materially affect, the Funds’ internal control over financial reporting.

ITEM 3: EXHIBITS

Separate certifications for the Registrant’s principal executive officer and principal financial officer, as required by Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are attached as EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Manning & Napier Fund, Inc.

/s/ B. Reuben Auspitz
B. Reuben Auspitz
President & Principal Executive Officer of Manning & Napier Fund, Inc.

Date: May 26, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ B. Reuben Auspitz
B. Reuben Auspitz
President & Principal Executive Officer of Manning & Napier Fund, Inc.

Date: May 26, 2015

/s/ Christine Glavin
Christine Glavin
Chief Financial Officer & Principal Financial Officer of Manning & Napier Fund, Inc.

Date: May 26, 2015